UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04000

Calvert Variable Trust, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

CVT EAFE International Index Portfolio

Class F CVIIPF

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.68%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$232,285,004
# of Portfolio Holdings	678
Portfolio Turnover Rate	3%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	11.6%
Italy	3.3%
Sweden	3.3%
Spain	3.8%
Australia	6.3%
Netherlands	7.5%
Germany	8.6%
France	8.9%
Switzerland	9.8%
United Kingdom	13.6%
Japan	23.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.1%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Total	14.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVIIPF-TSR-SAR

CVT EAFE International Index Portfolio

Class I CVPIII

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$232,285,004
# of Portfolio Holdings	678
Portfolio Turnover Rate	3%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	11.6%
Italy	3.3%
Sweden	3.3%
Spain	3.8%
Australia	6.3%
Netherlands	7.5%
Germany	8.6%
France	8.9%
Switzerland	9.8%
United Kingdom	13.6%
Japan	23.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.1%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Total	14.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPIII-TSR-SAR

CVT Investment Grade Bond Index Portfolio

Class F CVPIBF

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.57%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$106,251,474
# of Portfolio Holdings	405
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

U.S. Treasury Obligations
43.9%
Corporate Bonds
25.0%
U.S. Government Agency Mortgage-Backed Securities
24.3%
Short-Term Investments
2.9%
U.S. Government Agencies and Instrumentalities
2.5%
Other*
1.4%

Table Summary
Value	Value
OtherFootnote Reference*	1.4%
U.S. Government Agencies and Instrumentalities	2.5%
Short-Term Investments	2.9%
U.S. Government Agency Mortgage-Backed Securities	24.3%
Corporate Bonds	25.0%
U.S. Treasury Obligations	43.9%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.3%
BBB	14.6%
A	9.8%
AA	73.9%
AAA	1.4%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPIBF-TSR-SAR

CVT Investment Grade Bond Index Portfolio

Class I CVPIBI

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$106,251,474
# of Portfolio Holdings	405
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	1.4%
U.S. Government Agencies and Instrumentalities	2.5%
Short-Term Investments	2.9%
U.S. Government Agency Mortgage-Backed Securities	24.3%
Corporate Bonds	25.0%
U.S. Treasury Obligations	43.9%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.3%
BBB	14.6%
A	9.8%
AA	73.9%
AAA	1.4%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPIBI-TSR-SAR

CVT Nasdaq 100 Index Portfolio

Class F CVPNOF

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.73%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$878,552,188
# of Portfolio Holdings	106
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Financials	0.2%
Energy	0.4%
Materials	1.0%
Utilities	1.1%
Exchange-Traded Funds	1.7%
Short-Term Investments	1.9%
Industrials	3.3%
Health Care	3.4%
Consumer Staples	6.0%
Consumer Discretionary	10.3%
Communication Services	11.7%
Information Technology	59.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.3%
Apple, Inc.	6.4%
Micron Technology, Inc.	5.4%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Alphabet, Inc., Class A	3.1%
Intel Corp.	2.9%
Alphabet, Inc., Class C	2.9%
Total	43.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPNOF-TSR-SAR

CVT Nasdaq 100 Index Portfolio

Class I CVPNOI

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.48%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$878,552,188
# of Portfolio Holdings	106
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Financials	0.2%
Energy	0.4%
Materials	1.0%
Utilities	1.1%
Exchange-Traded Funds	1.7%
Short-Term Investments	1.9%
Industrials	3.3%
Health Care	3.4%
Consumer Staples	6.0%
Consumer Discretionary	10.3%
Communication Services	11.7%
Information Technology	59.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.3%
Apple, Inc.	6.4%
Micron Technology, Inc.	5.4%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Alphabet, Inc., Class A	3.1%
Intel Corp.	2.9%
Alphabet, Inc., Class C	2.9%
Total	43.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPNOI-TSR-SAR

CVT Russell 2000® Small Cap Index Portfolio

Class F CVPRSF

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$33	0.59%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$303,912,748
# of Portfolio Holdings	2,008
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.9%
Consumer Staples	1.8%
Communication Services	2.3%
Utilities	2.5%
Materials	4.0%
Short-Term Investments	5.1%
Energy	5.4%
Real Estate	5.4%
Consumer Discretionary	8.8%
Information Technology	13.5%
Industrials	14.0%
Financials	17.4%
Health Care	18.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Russell 2000 ETF	0.9%
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.3%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Total	3.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPRSF-TSR-SAR

CVT Russell 2000® Small Cap Index Portfolio

Class I CVPRSI

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.39%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$303,912,748
# of Portfolio Holdings	2,008
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.9%
Consumer Staples	1.8%
Communication Services	2.3%
Utilities	2.5%
Materials	4.0%
Short-Term Investments	5.1%
Energy	5.4%
Real Estate	5.4%
Consumer Discretionary	8.8%
Information Technology	13.5%
Industrials	14.0%
Financials	17.4%
Health Care	18.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Russell 2000 ETF	0.9%
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.3%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Total	3.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPRSI-TSR-SAR

CVT S&P 500® Index Portfolio

CVPSPF

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT S&P 500® Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVT S&P 500® Index Portfolio	$15	0.28%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$575,571,140
# of Portfolio Holdings	509
Portfolio Turnover Rate	3%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	1.2%
Real Estate	1.8%
Materials	1.8%
Utilities	2.1%
Short-Term Investments	2.6%
Energy	2.9%
Consumer Staples	4.4%
Health Care	8.5%
Industrials	8.6%
Consumer Discretionary	9.0%
Communication Services	9.3%
Financials	11.3%
Information Technology	36.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.3%
Microsoft Corp.	4.1%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Total	35.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPSPF-TSR-SAR

CVT S&P MidCap 400® Index Portfolio

Class F CVPSMF

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$29	0.53%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$683,697,217
# of Portfolio Holdings	406
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Communication Services	1.4%
Exchange-Traded Funds	1.5%
Short-Term Investments	1.5%
Utilities	3.0%
Consumer Staples	3.0%
Energy	4.2%
Materials	5.6%
Real Estate	6.4%
Health Care	8.4%
Consumer Discretionary	10.3%
Financials	14.3%
Information Technology	15.0%
Industrials	25.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	1.5%
Twilio, Inc., Class A	0.9%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Total	8.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPSMF-TSR-SAR

CVT S&P MidCap 400® Index Portfolio

Class I CVPSMI

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.33%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$683,697,217
# of Portfolio Holdings	406
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Communication Services	1.4%
Exchange-Traded Funds	1.5%
Short-Term Investments	1.5%
Utilities	3.0%
Consumer Staples	3.0%
Energy	4.2%
Materials	5.6%
Real Estate	6.4%
Health Care	8.4%
Consumer Discretionary	10.3%
Financials	14.3%
Information Technology	15.0%
Industrials	25.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	1.5%
Twilio, Inc., Class A	0.9%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Total	8.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPSMI-TSR-SAR

CVT Volatility Managed Growth Portfolio

Class F CVPVMG

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT Volatility Managed Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$42	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$75,137,325
# of Portfolio Holdings	11
Portfolio Turnover Rate	3%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	5.2%
Fixed-Income Exchange-Traded Funds	17.0%
Equity Exchange-Traded Funds	77.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Vanguard S&P 500 ETF	20.7%
iShares Core U.S. Aggregate Bond ETF	17.1%
iShares S&P 500 Growth ETF	15.6%
Vanguard FTSE Developed Markets ETF	14.4%
iShares S&P 500 Value ETF	12.8%
iShares Russell 2000 ETF	4.7%
Vanguard Real Estate ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.6%
Vanguard FTSE Emerging Markets ETF	2.0%
Total	94.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPVMG-TSR-SAR

CVT Volatility Managed Moderate Growth Portfolio

Class F CVPVMP

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$52,605,834
# of Portfolio Holdings	12
Portfolio Turnover Rate	3%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	5.5%
Fixed-Income Exchange-Traded Funds	31.7%
Equity Exchange-Traded Funds	62.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Vanguard S&P 500 ETF	20.5%
Vanguard Total Bond Market ETF	16.0%
iShares Core U.S. Aggregate Bond ETF	15.7%
Vanguard FTSE Developed Markets ETF	11.4%
iShares S&P 500 Growth ETF	10.8%
iShares S&P 500 Value ETF	8.9%
iShares Russell 2000 ETF	3.3%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Real Estate ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.0%
Total	94.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPVMP-TSR-SAR

CVT Volatility Managed Moderate Portfolio

Class F CVPVMM

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.80%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$57,732,518
# of Portfolio Holdings	12
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	5.3%
Fixed-Income Exchange-Traded Funds	46.6%
Equity Exchange-Traded Funds	48.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core U.S. Aggregate Bond ETF	23.4%
Vanguard Total Bond Market ETF	23.2%
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	8.3%
iShares S&P 500 Growth ETF	7.0%
iShares S&P 500 Value ETF	5.0%
iShares Russell 2000 ETF	2.6%
iShares Core S&P Mid-Cap ETF	2.5%
Vanguard Real Estate ETF	2.1%
Vanguard FTSE Emerging Markets ETF	1.9%
Total	94.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPVMM-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

CVT
S&P MidCap 400® Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
CVT
S&P MidCap 400® Index Portfolio
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 4.5%
AeroVironment, Inc.(1)	5,934	$ 979,525
ATI, Inc.(1)	25,116	4,950,364
BWX Technologies, Inc.	16,843	3,278,490
Carpenter Technology Corp.	9,144	5,640,385
Curtiss-Wright Corp.	6,799	5,152,010
Hexcel Corp.	13,881	1,388,933
Kratos Defense & Security Solutions, Inc.(1)	34,511	1,720,718
Moog, Inc., Class A	5,237	2,219,650
StandardAero, Inc.(1)	34,938	1,044,996
Woodward, Inc.	10,966	4,665,375
		$31,040,446
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	21,096	$1,069,567
		$1,069,567
Automobile Components — 1.0%
Autoliv, Inc.	12,661	$1,470,828
BorgWarner, Inc.	37,749	2,506,534
Gentex Corp.	39,191	990,357
Goodyear Tire & Rubber Co.(1)	52,444	346,130
Lear Corp.	9,219	1,235,899
Visteon Corp.	4,913	487,419
		$7,037,167
Automobiles — 0.2%
Harley-Davidson, Inc.	19,373	$473,864
Thor Industries, Inc.	9,734	731,607
		$1,205,471
Banks — 5.8%
Associated Banc-Corp.	29,963	$921,962
Bank OZK	18,885	983,720
Columbia Banking System, Inc.	53,277	1,707,528
Commerce Bancshares, Inc.	24,951	1,440,920
Cullen/Frost Bankers, Inc.	11,557	1,785,788
East West Bancorp, Inc.	25,212	3,254,617
F.N.B. Corp.	65,635	1,252,316
First Financial Bankshares, Inc.	23,883	826,352
First Horizon Corp.	87,348	2,239,603
Flagstar Bank NA	55,231	825,151
Glacier Bancorp, Inc.	23,704	1,222,652
Hancock Whitney Corp.	14,936	1,116,018
Home BancShares, Inc.	34,473	984,204
International Bancshares Corp.	9,912	752,816
Old National Bancorp	63,286	1,639,107
Pinnacle Financial Partners, Inc.	27,680	2,792,358
Prosperity Bancshares, Inc.	18,614	1,359,380
Security	Shares	Value
Banks (continued)
SouthState Bank Corp.	17,975	$ 1,795,703
Texas Capital Bancshares, Inc.	8,037	829,901
UMB Financial Corp.	13,154	1,877,865
United Bankshares, Inc.	25,301	1,159,545
Valley National Bancorp	87,889	1,287,574
Webster Financial Corp.	29,819	2,278,768
Western Alliance Bancorp	18,845	1,549,059
Wintrust Financial Corp.	12,413	1,995,017
Zions Bancorp NA	27,071	1,873,042
		$39,750,966
Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	1,376	$243,593
Celsius Holdings, Inc.(1)	29,169	854,068
Coca-Cola Consolidated, Inc.	10,421	1,989,578
		$3,087,239
Biotechnology — 3.0%
Arrowhead Pharmaceuticals, Inc.(1)	25,923	$2,112,984
BioMarin Pharmaceutical, Inc.(1)	35,572	2,035,430
Cytokinetics, Inc.(1)	24,987	2,128,642
Exelixis, Inc.(1)	46,259	2,516,952
Halozyme Therapeutics, Inc.(1)	21,829	1,708,556
Neurocrine Biosciences, Inc.(1)	18,489	3,116,044
Roivant Sciences Ltd.(1)	83,064	2,939,635
United Therapeutics Corp.(1)	7,812	4,232,776
		$20,791,019
Broadline Retail — 0.3%
Macy's, Inc.	48,538	$1,143,070
Ollie's Bargain Outlet Holdings, Inc.(1)	11,164	858,288
		$2,001,358
Building Products — 2.0%
AAON, Inc.	12,512	$1,587,272
Advanced Drainage Systems, Inc.	13,202	2,072,186
Carlisle Cos., Inc.	7,430	2,695,232
Fortune Brands Innovations, Inc.	22,017	1,208,733
Owens Corning	14,820	2,355,787
Simpson Manufacturing Co., Inc.	7,571	1,584,989
Trex Co., Inc.(1)	19,121	956,815
UFP Industries, Inc.	10,394	943,152
		$13,404,166
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	4,861	$1,644,962
Carlyle Group, Inc.	47,805	2,013,068
Evercore, Inc., Class A	7,125	2,432,760
Federated Hermes, Inc.	13,328	735,972
Hamilton Lane, Inc., Class A	7,494	590,752

1
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Houlihan Lokey, Inc.	9,991	$ 1,340,093
Janus Henderson Group PLC	22,648	1,176,564
Jefferies Financial Group, Inc.	30,099	1,504,348
Morningstar, Inc.	4,059	633,285
SEI Investments Co.	16,822	1,475,458
Stifel Financial Corp.	28,232	1,969,747
		$ 15,517,009
Chemicals — 1.6%
Ashland, Inc.	8,376	$551,895
Avient Corp.	16,781	620,226
Axalta Coating Systems Ltd.(1)	39,313	1,345,291
Cabot Corp.	9,500	862,790
NewMarket Corp.	1,405	1,111,692
Olin Corp.	20,915	414,535
RPM International, Inc.	23,488	2,610,691
Scotts Miracle-Gro Co.	8,233	560,750
Solstice Advanced Materials, Inc.	29,245	2,591,107
Westlake Corp.	6,112	446,176
		$11,115,153
Commercial Services & Supplies — 1.5%
Brink's Co.	7,614	$719,447
Clean Harbors, Inc.(1)	9,142	2,731,172
MSA Safety, Inc.	6,678	1,165,845
RB Global, Inc.(2)	34,286	3,992,605
Tetra Tech, Inc.	47,910	1,384,120
		$9,993,189
Communications Equipment — 0.3%
Viavi Solutions, Inc.(1)	43,048	$2,055,542
		$2,055,542
Construction & Engineering — 3.1%
AECOM	23,653	$1,650,979
API Group Corp.(1)	70,960	3,005,156
Dycom Industries, Inc.(1)	5,521	2,791,362
Fluor Corp.(1)	25,705	1,346,685
IES Holdings, Inc.(1)	1,615	1,186,476
MasTec, Inc.(1)	11,340	4,718,121
Sterling Infrastructure, Inc.(1)	5,647	4,739,866
Valmont Industries, Inc.	3,573	2,063,765
		$21,502,410
Construction Materials — 0.3%
Eagle Materials, Inc.	5,790	$1,302,750
Knife River Corp.(1)	10,445	873,724
		$2,176,474
Security	Shares	Value
Consumer Finance — 0.7%
Ally Financial, Inc.	51,335	$ 2,358,843
FirstCash Holdings, Inc.	7,118	1,539,766
SLM Corp.	34,708	900,326
		$ 4,798,935
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	65,530	$ 886,621
BJ's Wholesale Club Holdings, Inc.(1)	23,500	2,049,670
Maplebear, Inc.(1)	30,278	1,433,663
Performance Food Group Co.(1)	28,941	3,235,314
Sprouts Farmers Market, Inc.(1)	17,308	1,463,911
U.S. Foods Holding Corp.(1)	40,529	4,144,090
		$13,213,269
Containers & Packaging — 0.9%
AptarGroup, Inc.	11,745	$1,470,474
Crown Holdings, Inc.	20,335	2,273,860
Graphic Packaging Holding Co.	54,087	571,700
Greif, Inc., Class A	4,560	339,674
Silgan Holdings, Inc.	16,073	745,626
Sonoco Products Co.	18,196	1,025,345
		$6,426,679
Diversified Consumer Services — 0.7%
Duolingo, Inc.(1)	7,405	$851,723
Graham Holdings Co., Class B	615	701,973
Grand Canyon Education, Inc.(1)	4,825	690,506
H&R Block, Inc.	23,352	889,244
Service Corp. International	25,392	1,928,777
		$5,062,223
Diversified REITs — 0.4%
W.P. Carey, Inc.	40,992	$2,930,928
		$2,930,928
Electric Utilities — 0.8%
IDACORP, Inc.	10,197	$1,542,806
OGE Energy Corp.	37,981	1,848,156
Portland General Electric Co.	21,299	1,103,927
TXNM Energy, Inc.	18,337	1,041,175
		$5,536,064
Electrical Equipment — 2.6%
Acuity, Inc.	5,542	$2,087,450
EnerSys	6,764	1,581,558
Nextpower, Inc., Class A(1)	27,352	3,258,717
nVent Electric PLC	29,763	5,048,102
Regal Rexnord Corp.	12,232	2,913,540
Sensata Technologies Holding PLC	26,698	1,274,563

2
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Vicor Corp.(1)	4,300	$ 1,633,054
		$ 17,796,984
Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries, Inc.	6,999	$ 2,609,717
Arrow Electronics, Inc.(1)	9,411	2,008,402
Avnet, Inc.	15,081	1,339,494
Belden, Inc.	7,202	863,592
Cognex Corp.	30,627	2,218,007
Crane NXT Co.(2)	9,051	463,049
Fabrinet(1)	6,600	3,709,728
IPG Photonics Corp.(1)	4,687	549,879
Littelfuse, Inc.	4,654	2,119,106
Novanta, Inc.(1)(2)	6,556	1,063,646
Sanmina Corp.(1)	9,864	2,496,381
TD SYNNEX Corp.	13,759	3,678,331
TTM Technologies, Inc.(1)	19,112	3,574,326
Vontier Corp.	25,913	751,477
		$27,445,135
Energy Equipment & Services — 1.2%
NOV, Inc.	66,049	$1,225,209
TechnipFMC PLC	73,376	4,864,829
Valaris Ltd.(1)	11,859	860,963
Weatherford International PLC	13,212	1,076,778
		$8,027,779
Entertainment — 0.6%
Roku, Inc.(1)	24,144	$3,335,252
Warner Music Group Corp., Class A	27,074	732,893
		$4,068,145
Financial Services — 1.7%
Corebridge Financial, Inc.	44,550	$1,275,466
Equitable Holdings, Inc.	51,810	2,273,423
Essent Group Ltd.	16,960	1,090,189
Euronet Worldwide, Inc.(1)	6,517	476,979
MGIC Investment Corp.	38,922	1,097,600
Shift4 Payments, Inc., Class A(1)	10,804	525,507
Toast, Inc., Class A(1)	86,400	2,403,648
Voya Financial, Inc.	16,686	1,510,584
WEX, Inc.(1)	6,380	900,154
		$11,553,550
Food Products — 0.6%
Darling Ingredients, Inc.(1)	29,249	$1,597,580
Ingredion, Inc.	11,602	1,098,826
Marzetti Co.	3,728	425,589
Pilgrim's Pride Corp.	7,931	222,940
Security	Shares	Value
Food Products (continued)
Post Holdings, Inc.(1)	7,340	$ 647,828
		$ 3,992,763
Gas Utilities — 1.0%
National Fuel Gas Co.	17,505	$ 1,351,561
New Jersey Resources Corp.	18,578	1,041,111
ONE Gas, Inc.	11,551	890,235
Southwest Gas Holdings, Inc.	11,835	1,049,528
Spire, Inc.	10,887	850,166
UGI Corp.	39,541	1,365,746
		$6,548,347
Ground Transportation — 1.8%
Avis Budget Group, Inc.(1)(2)	3,097	$457,830
Knight-Swift Transportation Holdings, Inc.	29,906	2,328,780
Landstar System, Inc.	6,244	1,291,322
Ryder System, Inc.	7,121	1,878,306
Saia, Inc.(1)	4,908	2,067,053
XPO, Inc.(1)	21,608	4,435,906
		$12,459,197
Health Care Equipment & Supplies — 1.2%
DENTSPLY SIRONA, Inc.	36,574	$388,050
Envista Holdings Corp.(1)	30,134	794,031
Globus Medical, Inc., Class A(1)	20,854	1,647,675
Haemonetics Corp.(1)	8,579	643,425
Lantheus Holdings, Inc.(1)	11,982	1,329,283
LivaNova PLC(1)	10,110	831,345
Penumbra, Inc.(1)	7,227	2,281,925
		$7,915,734
Health Care Providers & Services — 1.6%
Chemed Corp.	2,443	$1,137,803
Encompass Health Corp.	18,256	1,845,317
Ensign Group, Inc.	10,667	1,709,920
HealthEquity, Inc.(1)	15,547	1,404,205
Hims & Hers Health, Inc.(1)(2)	39,002	1,352,199
Option Care Health, Inc.(1)	29,091	610,038
Tenet Healthcare Corp.(1)	15,852	2,965,592
		$11,025,074
Health Care REITs — 1.2%
American Healthcare REIT, Inc.	35,468	$1,849,656
CareTrust REIT, Inc.	43,477	1,754,297
Healthcare Realty Trust, Inc.	63,773	1,286,301
Omega Healthcare Investors, Inc.	54,807	2,613,198
Sabra Health Care REIT, Inc.	46,451	906,259
		$8,409,711

3
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	24,651	$ 511,262
		$ 511,262
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	37,058	$ 528,076
		$ 528,076
Hotels, Restaurants & Leisure — 2.5%
Aramark	48,420	$ 2,755,098
Boyd Gaming Corp.	10,123	894,165
Cava Group, Inc.(1)	18,376	1,442,148
Choice Hotels International, Inc.(2)	3,736	411,969
Churchill Downs, Inc.	12,203	1,093,877
Dutch Bros, Inc., Class A(1)	23,481	1,686,171
Hilton Grand Vacations, Inc.(1)	11,052	578,793
Hyatt Hotels Corp., Class A	7,551	1,463,686
Planet Fitness, Inc., Class A(1)	14,562	759,699
Texas Roadhouse, Inc.	12,097	2,337,503
Travel & Leisure Co.	11,488	878,028
Vail Resorts, Inc.(2)	6,589	897,092
Wingstop, Inc.	5,012	869,131
Wyndham Hotels & Resorts, Inc.	13,777	1,160,161
		$17,227,521
Household Durables — 1.8%
KB Home	11,530	$721,663
SharkNinja, Inc.(1)	13,000	1,979,510
Somnigroup International, Inc.	38,670	3,031,728
Taylor Morrison Home Corp.(1)	17,194	1,233,497
Toll Brothers, Inc.	17,455	2,875,711
TopBuild Corp.(1)	5,158	1,828,666
Whirlpool Corp.(2)	11,930	470,281
		$12,141,056
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc.	11,310	$1,231,659
Talen Energy Corp.(1)	8,354	3,210,108
		$4,441,767
Industrial REITs — 0.9%
EastGroup Properties, Inc.	9,877	$2,000,389
First Industrial Realty Trust, Inc.	24,414	1,496,822
Rexford Industrial Realty, Inc.	41,216	1,380,736
STAG Industrial, Inc.	35,193	1,339,446
		$6,217,393
Insurance — 3.4%
American Financial Group, Inc.	12,692	$1,776,119
Brighthouse Financial, Inc.(1)	10,478	663,257
CNO Financial Group, Inc.	17,180	875,836
Security	Shares	Value
Insurance (continued)
Fidelity National Financial, Inc.	46,563	$ 2,195,911
First American Financial Corp.	18,772	1,287,572
Hanover Insurance Group, Inc.	6,439	1,378,719
Kinsale Capital Group, Inc.	4,032	1,329,794
Old Republic International Corp.	41,237	1,687,418
Primerica, Inc.	5,739	1,631,024
Reinsurance Group of America, Inc.	12,057	2,563,921
RenaissanceRe Holdings Ltd.	7,846	2,486,397
RLI Corp.	16,919	999,405
Ryan Specialty Holdings, Inc.(2)	21,011	793,375
Selective Insurance Group, Inc.	11,071	1,073,998
Unum Group	27,052	2,418,449
		$23,161,195
Interactive Media & Services — 0.3%
Pinterest, Inc., Class A(1)	88,660	$1,864,520
		$1,864,520
IT Services — 1.9%
DigitalOcean Holdings, Inc.(1)	14,981	$2,352,467
Kyndryl Holdings, Inc.(1)	41,888	473,753
Okta, Inc.(1)	30,856	4,210,301
Twilio, Inc., Class A(1)	27,930	5,762,797
		$12,799,318
Leisure Products — 0.5%
Brunswick Corp.	11,919	$1,004,057
Mattel, Inc.(1)	53,481	742,316
Polaris, Inc.	9,946	680,704
YETI Holdings, Inc.(1)	13,942	690,966
		$3,118,043
Life Sciences Tools & Services — 1.9%
Avantor, Inc.(1)	125,649	$1,243,925
Bio-Rad Laboratories, Inc., Class A(1)	3,332	978,309
Bruker Corp.	20,451	1,230,741
Illumina, Inc.(1)	27,845	4,895,986
Medpace Holdings, Inc.(1)	4,152	2,198,858
Repligen Corp.(1)	9,748	1,330,017
Sotera Health Co.(1)	48,588	862,437
		$12,740,273
Machinery — 5.6%
AGCO Corp.	11,070	$1,325,079
Chart Industries, Inc.(1)	8,281	1,730,232
CNH Industrial NV	162,021	1,819,496
Crane Co.	9,019	2,011,868
Donaldson Co., Inc.	21,314	1,913,358
ESAB Corp.	10,513	1,036,897
Flowserve Corp.	23,521	1,744,317

4
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Graco, Inc.	30,543	$ 2,309,356
ITT, Inc.	16,453	3,253,745
Lincoln Electric Holdings, Inc.	10,083	2,677,137
Middleby Corp.(1)	7,655	1,316,737
Mueller Industries, Inc.	20,349	2,501,503
Oshkosh Corp.	11,475	1,761,183
RBC Bearings, Inc.(1)	5,805	3,738,768
SPX Technologies, Inc.(1)	9,214	2,258,997
Terex Corp.	20,946	1,516,281
Timken Co.	11,639	1,691,380
Toro Co.	17,839	1,737,875
Watts Water Technologies, Inc., Class A	5,053	1,977,997
		$38,322,206
Marine Transportation — 0.2%
Kirby Corp.(1)	9,846	$1,338,761
		$1,338,761
Media — 0.6%
New York Times Co., Class A	29,645	$2,074,557
Nexstar Media Group, Inc.	5,283	943,491
Sirius XM Holdings, Inc.	34,689	1,024,713
		$4,042,761
Metals & Mining — 2.6%
Alcoa Corp.	48,566	$2,532,231
Cleveland-Cliffs, Inc.(1)	105,078	986,683
Coeur Mining, Inc.	190,389	3,107,149
Commercial Metals Co.	20,431	1,282,045
Hecla Mining Co.	123,447	1,904,787
MP Materials Corp.(1)(2)	24,900	1,394,649
Reliance, Inc.	9,395	3,509,972
Royal Gold, Inc.	14,994	2,992,952
		$17,710,468
Mortgage REITs — 0.6%
Annaly Capital Management, Inc.	134,859	$3,015,447
Starwood Property Trust, Inc.	64,130	1,050,450
		$4,065,897
Multi-Utilities — 0.3%
Black Hills Corp.	14,011	$1,042,418
Northwestern Energy Group, Inc.	11,254	806,012
		$1,848,430
Office REITs — 0.5%
COPT Defense Properties	20,704	$753,419
Cousins Properties, Inc.	30,282	907,854
Kilroy Realty Corp.	19,688	737,709
Security	Shares	Value
Office REITs (continued)
Vornado Realty Trust	29,078	$ 1,142,766
		$ 3,541,748
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	61,100	$ 1,390,025
Antero Resources Corp.(1)	54,171	1,903,569
Chord Energy Corp.	10,361	1,184,262
CNX Resources Corp.(1)	26,037	883,435
DT Midstream, Inc.	18,774	2,754,897
HF Sinclair Corp.	28,201	1,964,200
Matador Resources Co.	21,520	1,071,266
Murphy Oil Corp.	24,708	804,492
Ovintiv, Inc.	50,684	2,668,513
PBF Energy, Inc., Class A	15,459	703,694
Permian Resources Corp., Class A	144,847	2,666,633
Range Resources Corp.	43,363	1,612,670
Viper Energy, Inc., Class A	35,743	1,515,503
		$21,123,159
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	11,701	$920,401
		$920,401
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	20,507	$1,070,465
American Airlines Group, Inc.(1)	121,642	2,198,071
		$3,268,536
Personal Care Products — 0.1%
e.l.f. Beauty, Inc.(1)	10,930	$808,820
		$808,820
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc.(1)	91,918	$2,262,102
Jazz Pharmaceuticals PLC(1)	11,547	2,782,481
		$5,044,583
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp.	22,231	$1,348,755
CACI International, Inc., Class A(1)	4,069	1,885,005
ExlService Holdings, Inc.(1)	28,118	727,132
Exponent, Inc.	8,928	524,609
FTI Consulting, Inc.(1)	5,442	810,912
Genpact Ltd.	29,012	797,830
KBR, Inc.	23,273	803,617
Maximus, Inc.	9,669	519,805
Parsons Corp.(1)	9,758	511,222
Paylocity Holding Corp.(1)	7,982	834,359
Science Applications International Corp.	7,932	875,772
TransUnion	35,444	2,556,930

5
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
UL Solutions, Inc., Class A	14,320	$ 1,458,635
		$ 13,654,583
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	8,538	$ 2,646,353
		$ 2,646,353
Residential REITs — 0.7%
American Homes 4 Rent, Class A	58,297	$ 1,954,115
Equity LifeStyle Properties, Inc.	35,709	2,301,445
Independence Realty Trust, Inc.	43,300	722,677
		$4,978,237
Retail REITs — 0.9%
Agree Realty Corp.	22,076	$1,672,036
Brixmor Property Group, Inc.	56,480	1,780,815
Kite Realty Group Trust	37,372	1,060,617
NNN REIT, Inc.	34,991	1,628,131
		$6,141,599
Semiconductors & Semiconductor Equipment — 5.7%
Allegro MicroSystems, Inc.(1)	22,847	$1,590,608
Amkor Technology, Inc.	20,957	1,807,122
Cirrus Logic, Inc.(1)	9,397	1,395,736
Entegris, Inc.	28,066	5,047,951
Lattice Semiconductor Corp.(1)	25,199	3,854,439
MACOM Technology Solutions Holdings, Inc.(1)	12,076	4,593,348
MKS, Inc.	12,431	5,529,309
Onto Innovation, Inc.(1)	9,147	3,461,682
Rambus, Inc.(1)	19,901	2,641,659
Semtech Corp.(1)	17,137	2,773,624
Silicon Laboratories, Inc.(1)	6,071	1,326,878
SiTime Corp.(1)	4,081	3,042,630
Synaptics, Inc.(1)	7,145	887,623
Universal Display Corp.	8,002	692,893
		$38,645,502
Software — 2.6%
AppFolio, Inc., Class A(1)	4,422	$709,068
Bentley Systems, Inc., Class B	27,436	820,062
Bill Holdings, Inc.(1)	16,218	586,443
Commvault Systems, Inc.(1)	7,592	1,076,014
Docusign, Inc.(1)	35,757	1,588,326
Dolby Laboratories, Inc., Class A	11,106	583,953
Dropbox, Inc., Class A(1)	27,564	757,183
Dynatrace, Inc.(1)	54,227	2,381,107
Guidewire Software, Inc.(1)	15,580	1,917,119
InterDigital, Inc.	4,756	1,346,566
Manhattan Associates, Inc.(1)	10,889	1,516,293
Nutanix, Inc., Class A(1)	48,809	2,487,307
Security	Shares	Value
Software (continued)
Pegasystems, Inc.	16,608	$ 497,742
Qualys, Inc.(1)	6,481	891,073
UiPath, Inc., Class A(1)(2)	78,886	857,491
		$ 18,015,747
Specialized REITs — 1.3%
CubeSmart	41,669	$ 1,657,176
EPR Properties	14,080	816,781
Gaming and Leisure Properties, Inc.	52,136	2,321,616
Lamar Advertising Co., Class A	16,002	2,495,992
National Storage Affiliates Trust	12,974	576,954
Rayonier, Inc.	50,921	1,083,599
		$8,952,118
Specialty Retail — 2.9%
Abercrombie & Fitch Co., Class A(1)	8,234	$741,142
AutoNation, Inc.(1)	4,619	858,164
Bath & Body Works, Inc.	37,062	857,244
Burlington Stores, Inc.(1)	11,563	3,663,158
Chewy, Inc., Class A(1)	43,941	863,441
Dick's Sporting Goods, Inc.	12,124	2,749,845
Five Below, Inc.(1)	10,161	1,826,846
Floor & Decor Holdings, Inc., Class A(1)	19,851	1,178,355
GameStop Corp., Class A(1)	75,930	1,676,534
Gap, Inc.	41,014	766,142
Lithia Motors, Inc., Class A	4,197	1,219,187
Murphy USA, Inc.	3,093	1,666,725
Penske Automotive Group, Inc.	3,380	604,851
RH(1)	2,817	464,044
Valvoline, Inc.(1)	23,454	927,371
		$20,063,049
Technology Hardware, Storage & Peripherals — 0.7%
Everpure, Inc., Class A(1)	58,072	$4,575,493
		$4,575,493
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(1)	21,835	$405,476
Columbia Sportswear Co.	4,424	273,492
Crocs, Inc.(1)	9,145	1,103,253
PVH Corp.	8,438	626,606
VF Corp.	60,546	1,009,907
		$3,418,734
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	6,802	$2,300,096
Core & Main, Inc., Class A(1)	34,625	1,670,656
GATX Corp.	6,533	1,157,582
MSC Industrial Direct Co., Inc., Class A	8,384	997,277
Watsco, Inc.	6,434	2,681,241

6
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc.	8,962	$ 3,095,744
		$ 11,902,596
Water Utilities — 0.3%
Essential Utilities, Inc.	52,130	$ 1,997,100
		$ 1,997,100
Total Common Stocks (identified cost $414,720,423)		$670,734,998

Exchange-Traded Funds — 1.5%

Security	Shares	Value
Equity Funds — 1.5%
State Street SPDR S&P MidCap 400 ETF Trust	15,000	$ 10,550,100
Total Exchange-Traded Funds (identified cost $7,843,449)		$ 10,550,100

Short-Term Investments — 1.6%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(3)	3,275,192	$ 3,275,192
Total Affiliated Fund (identified cost $3,275,192)		$ 3,275,192
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(4)	5,397,900	$ 5,397,900
Total Securities Lending Collateral (identified cost $5,397,900)		$ 5,397,900

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/23/26(5)	$2,000	$ 1,995,621
Total U.S. Treasury Obligations (identified cost $1,995,682)		$ 1,995,621
Total Short-Term Investments (identified cost $10,668,774)		$ 10,668,713
Total Investments — 101.2% (identified cost $433,232,646)		$691,953,811

Other Assets, Less Liabilities — (1.2)%	$ (8,256,594)
Net Assets — 100.0%	$683,697,217

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $10,344,372.
(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2026.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	14	Long	9/18/26	$5,439,000	$120,470
					$120,470
7
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $429,957,454) - including $10,344,372 of securities on loan	$688,678,619
Investments in securities of affiliated issuers, at value (identified cost $3,275,192)	3,275,192
Receivable for variation margin on open futures contracts	42,840
Receivable for investments sold	701,516
Receivable for capital shares sold	61,426
Dividends receivable	584,664
Dividends receivable - affiliated	9,376
Securities lending income receivable	3,378
Receivable from affiliates	73,570
Directors' deferred compensation plan	101,063
Total assets	$693,531,644
Liabilities
Due to custodian	$1,463
Payable for investments purchased	3,591,004
Payable for capital shares redeemed	293,027
Deposits for securities loaned	5,397,900
Payable to affiliates:
Investment advisory fee	110,174
Administrative fee	66,334
Distribution fees	73,966
Sub-transfer agency fee	318
Directors' deferred compensation plan	101,063
Accrued expenses	199,178
Total liabilities	$9,834,427
Net Assets	$683,697,217
Sources of Net Assets
Paid-in capital	$342,855,014
Distributable earnings	340,842,203
Net Assets	$683,697,217
Class I Shares
Net Assets	$225,911,843
Shares Outstanding	1,512,974
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$149.32
Class F Shares
Net Assets	$457,785,374
Shares Outstanding	3,090,385
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$148.13
8
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $3,173)	$4,341,890
Dividend income - affiliated issuers	148,713
Interest income	37,929
Securities lending income, net	31,352
Total investment income	$4,559,884
Expenses
Investment advisory fee	$641,883
Administrative fee	385,130
Distribution fees:
Class F	428,236
Directors' fees and expenses	17,922
Custodian fees	11,236
Transfer agency fees and expenses	199,549
Accounting fees	75,723
Professional fees	31,542
Reports to shareholders	18,938
Miscellaneous	37,774
Total expenses	$1,847,933
Waiver and/or reimbursement of expenses by affiliates	$(366,081)
Net expenses	$1,481,852
Net investment income	$3,078,032
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$37,068,770
Futures contracts	1,390,455
Net realized gain	$38,459,225
Change in unrealized appreciation (depreciation):
Investment securities	$60,390,251
Futures contracts	295,850
Net change in unrealized appreciation (depreciation)	$60,686,101
Net realized and unrealized gain	$99,145,326
Net increase in net assets from operations	$102,223,358
9
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,078,032	$6,689,272
Net realized gain	38,459,225	33,263,108
Net change in unrealized appreciation (depreciation)	60,686,101	689,737
Net increase in net assets from operations	$102,223,358	$40,642,117
Distributions to shareholders:
Class I	$ —	$(15,432,303)
Class F	—	(30,405,149)
Total distributions to shareholders	$ —	$(45,837,452)
Capital share transactions:
Class I	$(13,439,701)	$(2,224,924)
Class F	(16,786,562)	12,529,956
Net increase (decrease) in net assets from capital share transactions	$(30,226,263)	$10,305,032
Net increase in net assets	$71,997,095	$5,109,697
Net Assets
At beginning of period	$611,700,122	$606,590,425
At end of period	$683,697,217	$611,700,122
10
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Financial Highlights

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$127.43	$128.46	$119.60	$109.06	$144.47	$120.57
Income (Loss) From Operations
Net investment income(1)	$0.75	$1.60	$1.63	$1.68	$1.75	$1.47
Net realized and unrealized gain (loss)	21.14	7.49	14.51	15.17	(22.25)	27.67
Total income (loss) from operations	$21.89	$9.09	$16.14	$16.85	$(20.50)	$29.14
Less Distributions
From net investment income	$ —	$(1.44)	$(1.58)	$(1.44)	$(1.21)	$(1.19)
From net realized gain	—	(8.68)	(5.70)	(4.87)	(13.70)	(4.05)
Total distributions	$ —	$(10.12)	$(7.28)	$(6.31)	$(14.91)	$(5.24)
Net asset value — End of period	$149.32	$127.43	$128.46	$119.60	$109.06	$144.47
Total Return(2)	17.18%(3)	7.14%	13.52%	16.12%	(13.33)%	24.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$225,912	$205,188	$208,684	$208,057	$227,923	$293,422
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.44%(5)	0.46%	0.44%	0.45%	0.44%	0.43%
Net expenses	0.33%(5)(6)	0.33%(6)	0.33%(6)	0.33%(6)	0.33%(6)	0.33%
Net investment income	1.09%(5)	1.26%	1.27%	1.47%	1.41%	1.06%
Portfolio Turnover	8%(3)	16%	16%	20%	12%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$126.55	$127.89	$119.33	$109.04	$144.73	$121.01
Income (Loss) From Operations
Net investment income(1)	$0.61	$1.34	$1.37	$1.46	$1.51	$1.20
Net realized and unrealized gain (loss)	20.97	7.44	14.47	15.14	(22.29)	27.76
Total income (loss) from operations	$21.58	$8.78	$15.84	$16.60	$(20.78)	$28.96
Less Distributions
From net investment income	$ —	$(1.44)	$(1.58)	$(1.44)	$(1.21)	$(1.19)
From net realized gain	—	(8.68)	(5.70)	(4.87)	(13.70)	(4.05)
Total distributions	$ —	$(10.12)	$(7.28)	$(6.31)	$(14.91)	$(5.24)
Net asset value — End of period	$148.13	$126.55	$127.89	$119.33	$109.04	$144.73
Total Return(2)	17.05%(3)	6.92%	13.29%	15.89%	(13.51)%	24.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$457,785	$406,512	$397,906	$369,451	$325,916	$387,895
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64%(5)	0.66%	0.64%	0.65%	0.64%	0.63%
Net expenses	0.53%(5)(6)	0.53%(6)	0.53%(6)	0.53%(6)	0.53%(6)	0.53%
Net investment income	0.89%(5)	1.06%	1.08%	1.28%	1.22%	0.86%
Portfolio Turnover	8%(3)	16%	16%	20%	12%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT S&P MidCap 400® Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
13

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$670,734,998(1)	$ —	$ —	$670,734,998
Exchange-Traded Funds	10,550,100	—	—	10,550,100
Short-Term Investments:
Affiliated Fund	3,275,192	—	—	3,275,192
Securities Lending Collateral	5,397,900	—	—	5,397,900
U.S. Treasury Obligations	—	1,995,621	—	1,995,621
Total Investments	$689,958,190	$1,995,621	$ —	$691,953,811
Futures Contracts	$120,470	$ —	$ —	$120,470
Total	$690,078,660	$1,995,621	$ —	$692,074,281

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated
14

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, the investment advisory fee amounted to $641,883.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $6,054 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.33% for Class I and 0.53% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2027. For the six months ended June 30, 2026, CRM waived and/or reimbursed expenses of $360,027.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $385,130.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2026 amounted to $428,236 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $342 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
15

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2026, expenses incurred under the Servicing Plan amounted to $198,994, of which $52,575 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2026 are amounts payable to an affiliate of AIP under the Servicing Plan of $8,948.
4  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $48,483,463 and $63,939,832, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$433,762,973
Gross unrealized appreciation	$294,736,885
Gross unrealized depreciation	(36,425,577)
Net unrealized appreciation	$258,311,308
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2025 is included in the Schedule of Investments. During the six months ended June 30, 2026, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$120,470(1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$1,390,455	$295,850

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2026 was approximately $9,983,000.
16

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2026, the total value of securities on loan was $10,344,372 and the total value of collateral received was $10,458,204, comprised of cash of $5,397,900 and U.S. government and/or agencies securities of $5,060,304.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$5,397,900	$ —	$ —	$ —	$5,397,900
The carrying amount of the liability for deposits for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2026.
9  Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,275,192, which represents 0.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$11,831,088	$28,347,800	$(36,903,696)	$ —	$ —	$3,275,192	$148,713	3,275,192
17

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	30,821	$4,220,180	77,813	$9,736,108
Reinvestment of distributions	—	—	122,014	15,432,303
Shares redeemed	(128,002)	(17,659,881)	(214,156)	(27,393,335)
Net decrease	(97,181)	$(13,439,701)	(14,329)	$(2,224,924)
Class F
Shares sold	34,923	$4,773,743	116,993	$14,765,536
Reinvestment of distributions	—	—	241,963	30,405,149
Shares redeemed	(156,848)	(21,560,305)	(258,036)	(32,640,729)
Net increase (decrease)	(121,925)	$(16,786,562)	100,920	$12,529,956
At June 30, 2026, separate accounts of an insurance company that is an affiliate of AIP owned 22.3% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 61.6%.
18

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
19

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT S&P MidCap 400® Index Portfolio (the “Fund”) with CRM, and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and three-year periods ended December 31, 2025, while the Fund had outperformed the median of its peer universe for the five-year period ended December 31, 2025. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2025. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
20

CVT
S&P MidCap 400® Index Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
21

This Page Intentionally Left Blank

CVPSMI-NCSR 6.30.26

CVT
Russell 2000® Small Cap Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
CVT
Russell 2000® Small Cap Index Portfolio
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Aerospace & Defense — 1.7%
AAR Corp.(1)	3,630	$ 518,836
AerSale Corp.(1)	2,566	16,217
Aevex Corp., Class A(1)	1,642	34,301
AIRO Group Holdings, Inc.(1)(2)	1,681	12,423
Archer Aviation, Inc., Class A(1)	61,188	289,419
Astronics Corp.(1)	2,916	236,954
Astronics Corp., Class B(1)	505	38,380
Beta Technologies, Inc., Class A(1)	2,722	45,594
Cadre Holdings, Inc.	2,861	81,567
Ducommun, Inc.(1)	1,278	236,698
Eve Holding, Inc.(1)	7,782	19,533
Firefly Aerospace, Inc.(1)	7,246	213,032
Innovative Solutions & Support, Inc.(1)	1,345	24,210
Intuitive Machines, Inc.(1)(2)	11,620	248,552
Mercury Systems, Inc.(1)	5,118	626,085
Moog, Inc., Class A	2,601	1,102,408
National Presto Industries, Inc.	435	54,371
Park Aerospace Corp.	1,494	57,011
Red Cat Holdings, Inc.(1)(2)	10,100	107,565
Redwire Corp.(1)	17,776	217,401
Satellogic, Inc., Class A(1)	7,038	40,257
Sidus Space, Inc., Class A(1)	7,479	21,016
Starfighters Space, Inc.(1)	2,788	14,832
Swarmer, Inc.(1)	322	14,268
TAT Technologies Ltd.(1)	1,087	52,426
V2X, Inc.(1)	2,666	198,777
Virgin Galactic Holdings, Inc.(1)	8,768	25,340
Voyager Technologies, Inc., Class A(1)(2)	4,716	152,091
VSE Corp.(2)	2,570	587,245
York Space Systems, Inc.(1)	1,457	35,871
		$5,322,680
Air Freight & Logistics — 0.1%
Forward Air Corp.(1)	1,771	$23,926
Hub Group, Inc., Class A	5,484	240,144
Radiant Logistics, Inc.(1)	3,434	32,486
		$296,556
Automobile Components — 1.1%
Adient PLC(1)	7,202	$132,373
Cooper-Standard Holdings, Inc.(1)	1,396	37,762
Dana, Inc.	10,062	273,787
Dauch Corp.(1)	21,543	116,763
Dorman Products, Inc.(1)	2,456	335,121
Fox Factory Holding Corp.(1)	3,513	59,528
Garrett Motion, Inc.	15,851	574,282
Gentherm, Inc.(1)	2,802	95,576
Goodyear Tire & Rubber Co.(1)	25,628	169,145
Holley, Inc.(1)	5,177	13,201
Security	Shares	Value
Automobile Components (continued)
LCI Industries	2,187	$ 231,560
Motorcar Parts of America, Inc.(1)	1,110	17,005
Patrick Industries, Inc.	2,948	264,671
Phinia, Inc.	3,373	277,834
Solid Power, Inc.(1)(2)	18,413	47,690
Standard Motor Products, Inc.	1,966	76,615
Stoneridge, Inc.(1)	2,546	18,637
Strattec Security Corp.(1)	396	32,254
Versigent PLC(1)	6,554	275,333
Visteon Corp.	2,442	242,271
XPEL, Inc.(1)	2,326	115,370
		$3,406,778
Automobiles — 0.1%
Harley-Davidson, Inc.	9,564	$233,936
Livewire Group, Inc.(1)(2)	3,750	4,200
Lucid Group, Inc.(1)(2)	11,590	77,537
Winnebago Industries, Inc.	2,535	79,193
		$394,866
Banks — 10.0%
1st Source Corp.	1,641	$133,873
ACNB Corp.	866	51,423
Amalgamated Financial Corp.	1,667	76,515
Amerant Bancorp, Inc.	3,105	79,240
Ameris Bancorp	6,007	542,192
Ames National Corp.	711	21,053
Arrow Financial Corp.	1,323	54,230
Associated Banc-Corp.	13,223	406,872
Atlantic Union Bankshares Corp.	13,124	555,276
Avidbank Holdings, Inc.(1)	841	27,778
Avidia Bancorp, Inc.	1,663	34,906
Axos Financial, Inc.(1)	5,037	490,553
Banc of California, Inc.	14,002	286,061
BancFirst Corp.	1,969	218,815
Bancorp, Inc.(1)	3,647	228,448
Bank First Corp.	941	139,597
Bank of Hawaii Corp.(2)	3,622	295,157
Bank of Marin Bancorp	1,196	33,129
Bank of NT Butterfield & Son Ltd.	3,672	218,484
Bank7 Corp.	308	15,077
BankUnited, Inc.	6,780	328,491
Bankwell Financial Group, Inc.	557	32,724
Banner Corp.	3,079	204,569
Bar Harbor Bankshares	1,466	55,356
Baycom Corp.	964	31,716
BCB Bancorp, Inc.	1,078	11,556
Beacon Financial Corp.	7,735	235,531
Blue Ridge Bankshares, Inc.	6,559	23,153
Bridgewater Bancshares, Inc.(1)	1,907	40,123
Burke & Herbert Financial Services Corp.	1,421	102,113

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Business First Bancshares, Inc.	2,885	$ 88,656
BV Financial, Inc.(1)	884	18,723
Byline Bancorp, Inc.	2,620	98,669
C&F Financial Corp.	312	24,960
California BanCorp	2,376	49,516
Camden National Corp.	1,401	75,962
Capital Bancorp, Inc.	1,195	41,968
Capital City Bank Group, Inc.	1,232	60,885
Capitol Federal Financial, Inc.	10,295	87,610
Carter Bankshares, Inc.	1,998	67,952
Cathay General Bancorp	5,967	369,894
CB Financial Services, Inc.	476	18,040
Central Pacific Financial Corp.	2,221	84,842
CF Bankshares, Inc.	392	12,846
Chain Bridge Bancorp, Inc., Class A(1)	239	10,050
Chemung Financial Corp.	289	21,554
ChoiceOne Financial Services, Inc.	1,161	39,474
Citizens & Northern Corp.	1,548	36,084
Citizens Community Bancorp, Inc.	980	22,922
Citizens Financial Services, Inc.	364	26,368
City Holding Co.	1,283	170,177
Civista Bancshares, Inc.	1,897	53,533
CNB Financial Corp.	2,660	89,669
Coastal Financial Corp.(1)	1,202	93,167
CoastalSouth Bancshares, Inc.	752	20,191
Colony Bankcorp, Inc.	1,731	34,776
Columbia Financial, Inc.(1)(2)	2,273	48,233
Commercial Bancgroup, Inc.	560	18,082
Community Bancorp/VT	463	18,103
Community Financial System, Inc.	4,862	326,337
Community Trust Bancorp, Inc.	1,475	106,731
Community West Bancshares	2,114	56,782
ConnectOne Bancorp, Inc.	4,443	148,574
Customers Bancorp, Inc.(1)	2,834	224,169
CVB Financial Corp.	15,551	350,675
Dime Commercial Bancshares, Inc.	3,728	151,543
Eagle Bancorp Montana, Inc.	756	18,091
Eagle Bancorp, Inc.	2,353	66,802
Eagle Financial Services, Inc.	469	19,445
Eastern Bankshares, Inc.	20,001	444,822
ECB Bancorp, Inc.(1)	786	15,783
Enterprise Financial Services Corp.	3,351	220,764
Equity Bancshares, Inc., Class A	1,590	77,894
Esquire Financial Holdings, Inc.	665	79,208
Farmers & Merchants Bancorp, Inc.	1,340	40,977
Farmers National Banc Corp.	5,393	78,738
FB Bancorp, Inc.(1)	1,821	27,424
FB Financial Corp.	4,036	223,393
Fidelity D&D Bancorp, Inc.	385	19,797
Financial Institutions, Inc.	1,613	62,859
Finwise Bancorp(1)	925	13,413
Security	Shares	Value
Banks (continued)
First Bancorp, Inc.	1,085	$ 37,780
First BanCorp./Puerto Rico	14,199	370,168
First Bancorp/Southern Pines NC	3,715	237,500
First Bank/Hamilton	2,134	37,836
First Busey Corp.	7,453	219,863
First Business Financial Services, Inc.	645	40,745
First Capital, Inc.	333	21,525
First Commonwealth Financial Corp.	9,345	189,984
First Community Bankshares, Inc.	1,503	66,763
First Community Corp.	755	24,673
First Financial Bancorp	9,675	327,305
First Financial Bankshares, Inc.	12,167	420,978
First Financial Corp.	1,054	81,622
First Guaranty Bancshares, Inc.	547	5,508
First Internet Bancorp	795	22,101
First Interstate BancSystem, Inc., Class A	8,335	321,398
First Merchants Corp.	5,782	252,616
First Mid Bancshares, Inc.	2,236	107,529
First National Corp.	796	23,896
First Northern Community Bancorp(1)	1,364	24,470
First United Corp.	615	27,128
First Western Financial, Inc.(1)	592	19,009
Firstsun Capital Bancorp(1)	2,261	87,682
Five Star Bancorp	1,304	63,492
Flagstar Bank NA	28,200	421,308
Franklin Financial Services Corp.	428	26,793
FS Bancorp, Inc.	547	23,740
Fulton Financial Corp.	17,789	430,316
FVCBankcorp, Inc.	1,120	19,600
GBank Financial Holdings, Inc.(1)(2)	919	27,855
German American Bancorp, Inc.	3,393	161,032
Glacier Bancorp, Inc.	12,051	621,591
Great Southern Bancorp, Inc.	676	53,005
Greene County Bancorp, Inc.	508	17,064
Hancock Whitney Corp.	7,528	562,492
Hanmi Financial Corp.	2,509	81,292
Hanover Bancorp, Inc.	484	11,287
Hawthorn Bancshares, Inc.	593	23,305
HBT Financial, Inc.	1,476	47,217
Heritage Financial Corp.	3,774	111,786
Hilltop Holdings, Inc.	3,733	144,766
Hingham Institution for Savings	147	45,151
Home Bancorp, Inc.	638	43,716
Home BancShares, Inc.	17,157	489,832
HomeTrust Bancshares, Inc.	1,291	64,408
Hope Bancorp, Inc.	11,356	155,350
Horizon Bancorp, Inc.	4,655	93,007
Independent Bank Corp./MA	4,454	372,889
Independent Bank Corp./MI	1,669	60,201
International Bancshares Corp.	5,041	382,864
Investar Holding Corp.	1,151	34,484

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Isabella Bank Corp.(2)	630	$ 24,885
John Marshall Bancorp, Inc.	1,260	27,468
Kearny Financial Corp.	5,244	49,608
Lakeland Financial Corp.	2,252	138,993
Landmark Bancorp, Inc.	487	14,956
LCNB Corp.	873	15,356
Live Oak Bancshares, Inc.	3,313	135,303
MainStreet Bancshares, Inc.	718	17,727
Mechanics Bancorp, Class A	3,937	62,598
Mercantile Bank Corp.	1,562	89,690
Meridian Corp.	926	18,548
Metrocity Bankshares, Inc.	2,123	76,194
Metropolitan Bank Holding Corp.	1,013	100,044
Mid Penn Bancorp, Inc.	1,965	68,461
Midland States Bancorp, Inc.	1,674	52,128
MVB Financial Corp.	1,120	32,491
National Bank Holdings Corp., Class A	3,969	176,343
National Bankshares, Inc.	477	17,329
NB Bancorp, Inc.	3,422	72,307
NBT Bancorp, Inc.	4,705	232,286
Nicolet Bankshares, Inc.	1,814	300,017
Northeast Bank	655	86,807
Northeast Community Bancorp, Inc.	1,105	30,653
Northfield Bancorp, Inc.	3,026	44,573
Northpointe Bancshares, Inc.	1,667	31,973
Northrim BanCorp, Inc.	1,816	50,376
Northwest Bancshares, Inc.	13,513	204,857
Norwood Financial Corp.	934	30,028
Oak Valley Bancorp	556	18,762
OceanFirst Financial Corp.	7,680	149,990
OFG Bancorp	3,912	191,962
Ohio Valley Banc Corp.	388	16,851
Old National Bancorp	31,734	821,911
Old Second Bancorp, Inc.	4,314	100,602
OP Bancorp	1,203	18,033
Orange County Bancorp, Inc.	1,148	42,223
Origin Bancorp, Inc.	2,739	140,100
Orrstown Financial Services, Inc.	1,561	63,736
Park National Corp.	1,540	281,805
Parke Bancorp, Inc.	758	25,135
Pathward Financial, Inc.	1,959	170,551
PCB Bancorp	873	24,767
Peapack-Gladstone Financial Corp.	1,338	63,328
Peoples Bancorp of North Carolina, Inc.	446	19,218
Peoples Bancorp, Inc.	3,237	124,333
Peoples Financial Services Corp.	901	59,799
Pioneer Bancorp, Inc.(1)	918	15,670
Plumas Bancorp	600	35,064
Ponce Financial Group, Inc.(1)	1,689	33,679
Preferred Bank/Los Angeles	976	103,710
Primis Financial Corp.	1,573	25,750
Security	Shares	Value
Banks (continued)
Princeton Bancorp, Inc.	420	$ 15,939
Provident Financial Services, Inc.	11,795	278,834
QCR Holdings, Inc.	1,514	147,388
RBB Bancorp	1,318	36,133
Red River Bancshares, Inc.	422	38,520
Renasant Corp.	8,599	365,801
Republic Bancorp, Inc., Class A	700	63,301
Rhinebeck Bancorp, Inc.(1)(2)	461	7,980
Richmond Mutual BanCorp, Inc.	930	14,768
S&T Bancorp, Inc.	3,364	165,105
Seacoast Banking Corp. of Florida	8,954	297,720
ServisFirst Bancshares, Inc.	4,765	413,364
Shore Bancshares, Inc.	2,605	59,785
Sierra Bancorp	1,018	41,494
Simmons First National Corp., Class A	13,349	302,355
SmartFinancial, Inc.	1,417	66,486
South Plains Financial, Inc.	1,425	61,396
Southern First Bancshares, Inc.(1)	835	51,018
Southern Missouri Bancorp, Inc.	808	61,578
Southside Bancshares, Inc.	2,644	93,042
SR Bancorp, Inc.	804	15,823
Stellar Bancorp, Inc.	3,931	154,567
Sterling Bancorp, Inc.(1)(3)	1,284	0
Stock Yards Bancorp, Inc.	2,421	185,134
Texas Capital Bancshares, Inc.	3,977	410,665
Third Coast Bancshares, Inc.(1)	1,415	57,166
Timberland Bancorp, Inc.	623	27,917
Tompkins Financial Corp.	1,252	118,339
Towne Bank	8,036	291,225
TriCo Bancshares	2,723	146,634
Triumph Financial, Inc.(1)	2,099	160,175
TrustCo Bank Corp.	1,555	85,385
Trustmark Corp.	5,114	235,295
UMB Financial Corp.	6,707	957,491
United Bankshares, Inc.	12,724	583,141
United Community Banks, Inc.	11,111	389,885
Unity Bancorp, Inc.	748	43,900
Univest Financial Corp.	2,408	105,350
USCB Financial Holdings, Inc.	808	16,532
Valley National Bancorp	44,420	650,753
Virginia National Bankshares Corp.	390	17,308
WaFd, Inc.	6,765	259,573
Washington Trust Bancorp, Inc.	1,609	58,696
WesBanco, Inc.	8,766	342,137
West BanCorp, Inc.	1,387	36,797
Westamerica BanCorp	2,062	120,978
Western New England Bancorp, Inc.	1,877	26,841
WSFS Financial Corp.	4,821	369,915
		$30,307,667

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	705	$ 124,806
MGP Ingredients, Inc.	1,388	24,318
National Beverage Corp.(1)	2,005	62,556
Vita Coco Co., Inc.(1)	4,460	294,984
		$ 506,664
Biotechnology — 10.2%
4D Molecular Therapeutics, Inc.(1)	4,159	$ 55,315
Abeona Therapeutics, Inc.(1)	4,459	27,557
Absci Corp.(1)	12,556	145,524
ACADIA Pharmaceuticals, Inc.(1)	11,699	295,985
Achieve Life Sciences, Inc.(1)(2)	7,064	46,128
Acumen Pharmaceuticals, Inc.(1)	4,289	11,452
ADC Therapeutics SA(1)	6,859	7,339
ADMA Biologics, Inc.(1)	20,938	175,252
Agenus, Inc.(1)	3,616	11,065
Agios Pharmaceuticals, Inc.(1)	5,368	199,206
Akebia Therapeutics, Inc.(1)	20,887	23,811
Aktis Oncology, Inc.(1)	1,925	62,043
Alector, Inc.(1)	8,175	16,432
Alkermes PLC(1)	15,222	797,557
Allogene Therapeutics, Inc.(1)	24,087	50,101
Altimmune, Inc.(1)	18,039	54,839
ALX Oncology Holdings, Inc.(1)	9,792	20,269
AnaptysBio, Inc.(1)	1,793	121,027
Anavex Life Sciences Corp.(1)	6,984	18,089
Anika Therapeutics, Inc.(1)	1,202	17,585
Annexon, Inc.(1)	14,097	80,494
Apogee Therapeutics, Inc.(1)	4,093	543,264
Arbutus Biopharma Corp.(1)	14,597	70,066
Arcturus Therapeutics Holdings, Inc.(1)	2,317	15,570
Arcus Biosciences, Inc.(1)	8,119	250,309
Arcutis Biotherapeutics, Inc.(1)	10,386	272,321
Ardelyx, Inc.(1)	22,183	113,133
Armata Pharmaceuticals, Inc.(1)	1,076	6,972
ArriVent Biopharma, Inc.(1)	3,441	119,540
ARS Pharmaceuticals, Inc.(1)(2)	4,888	39,153
Artiva Biotherapeutics, Inc.(1)	421	4,084
Assembly Biosciences, Inc.(1)	895	24,595
Atrium Therapeutics, Inc.(1)	950	12,777
Aura Biosciences, Inc.(1)	4,544	32,262
Aurinia Pharmaceuticals, Inc.(1)	10,828	183,751
Avalo Therapeutics, Inc.(1)	3,792	70,076
Beam Therapeutics, Inc.(1)	8,999	308,846
Benitec Biopharma, Inc.(1)	1,477	19,762
Bicara Therapeutics, Inc.(1)	4,011	119,087
BioCryst Pharmaceuticals, Inc.(1)	21,131	211,310
Biohaven Ltd.(1)	12,120	180,346
Black Diamond Therapeutics, Inc.(1)	4,283	7,924
Bright Minds Biosciences, Inc.(1)	672	47,174
C4 Therapeutics, Inc.(1)	9,198	42,955
Security	Shares	Value
Biotechnology (continued)
Cabaletta Bio, Inc.(1)	10,217	$ 31,775
CAMP4 Therapeutics Corp.(1)(2)	2,871	12,546
Candel Therapeutics, Inc.(1)(2)	5,752	59,246
Canton Strategic Holdings, Inc.(1)	4,025	11,350
Capricor Therapeutics, Inc.(1)	4,881	117,534
CareDx, Inc.(1)	4,655	132,667
Caribou Biosciences, Inc.(1)	8,334	14,668
Cartesian Therapeutics, Inc.(1)(2)	708	7,377
Catalyst Pharmaceuticals, Inc.(1)	10,685	335,830
Celcuity, Inc.(1)	3,493	365,438
Celldex Therapeutics, Inc.(1)	7,094	263,968
Century Therapeutics, Inc.(1)	11,185	27,403
CG Oncology, Inc.(1)	6,698	475,893
Climb Bio, Inc.(1)	3,197	41,689
Cogent Biosciences, Inc.(1)	15,134	585,686
Coherus Oncology, Inc.(1)	9,819	13,747
Compass Therapeutics, Inc.(1)	10,621	23,260
Connect Biopharma Holdings Ltd.(1)	1,361	3,239
Corbus Pharmaceuticals Holdings, Inc.(1)	1,494	14,014
Corvus Pharmaceuticals, Inc.(1)	6,145	91,806
Crescent Biopharma, Inc.(1)	1,960	35,280
CRISPR Therapeutics AG(1)	8,462	461,517
Cullinan Therapeutics, Inc.(1)	5,490	99,973
Cytokinetics, Inc.(1)	12,005	1,022,706
CytomX Therapeutics, Inc.(1)	16,154	60,577
Damora Therapeutics, Inc.(1)	4,845	126,018
Denali Therapeutics, Inc.(1)	13,351	343,388
Design Therapeutics, Inc.(1)	2,793	40,415
DiaMedica Therapeutics, Inc.(1)(2)	2,697	18,987
Dianthus Therapeutics, Inc.(1)	4,295	418,677
Disc Medicine, Inc.(1)	2,568	187,824
Dyne Therapeutics, Inc.(1)	12,381	274,982
Editas Medicine, Inc.(1)	8,245	26,714
Eikon Therapeutics, Inc.(1)	1,975	25,774
Eledon Pharmaceuticals, Inc.(1)	5,984	23,577
Elicio Operating Co., Inc.(1)	1,176	4,598
Emergent BioSolutions, Inc.(1)	4,560	38,213
Enanta Pharmaceuticals, Inc.(1)	2,575	37,543
Entrada Therapeutics, Inc.(1)	2,417	17,789
Erasca, Inc.(1)	18,166	332,801
Evommune, Inc.(1)	855	11,363
Fennec Pharmaceuticals, Inc.(1)	2,635	28,326
First Tracks Biotherapeutics, Inc.(1)	2,118	42,614
Foghorn Therapeutics, Inc.(1)	3,343	16,314
Forte Biosciences, Inc.(1)	1,758	37,357
Galectin Therapeutics, Inc.(1)	4,349	20,179
Generate Biomedicines, Inc.(1)	2,215	37,367
Geron Corp.(1)	45,637	58,415
GRAIL, Inc.(1)	3,750	256,012
Greenwich Lifesciences, Inc.(1)(2)	585	13,724
Gyre Therapeutics, Inc.(1)	683	4,501

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Heron Therapeutics, Inc.(1)(2)	15,618	$ 6,666
Hyperliquid Strategies, Inc.(1)	11,407	89,773
Ideaya Biosciences, Inc.(1)	7,613	283,736
Immix Biopharma, Inc.(1)	3,728	38,436
Immuneering Corp., Class A(1)(2)	4,866	24,281
ImmunityBio, Inc.(1)	35,085	307,169
Immunome, Inc.(1)	9,566	202,704
Immunovant, Inc.(1)	7,744	298,376
Inhibikase Therapeutics, Inc.(1)(2)	11,018	22,367
Inhibrx Biosciences, Inc.(1)	863	81,769
Intellia Therapeutics, Inc.(1)	12,266	207,541
Invivyd, Inc.(1)	19,102	16,665
Iovance Biotherapeutics, Inc.(1)	36,118	150,251
Ironwood Pharmaceuticals, Inc.(1)	13,773	57,984
Jade Biosciences, Inc.(1)	2,955	65,660
Janux Therapeutics, Inc.(1)	3,924	60,273
Kailera Therapeutics, Inc.(1)	4,190	92,306
Karyopharm Therapeutics, Inc.(1)	1,808	17,664
Keros Therapeutics, Inc.(1)	2,372	25,380
Kiniksa Pharmaceuticals International PLC(1)	3,847	246,016
Kodiak Sciences, Inc.(1)	3,573	139,204
Korro Bio, Inc.(1)(2)	598	7,882
Krystal Biotech, Inc.(1)	2,372	881,601
Kura Oncology, Inc.(1)	7,304	80,125
Kymera Therapeutics, Inc.(1)	5,685	651,899
Kyverna Therapeutics, Inc.(1)	3,808	33,929
Larimar Therapeutics, Inc.(1)	4,121	12,569
Lexeo Therapeutics, Inc.(1)	5,121	23,838
Lineage Cell Therapeutics, Inc.(1)	16,724	21,908
Lyell Immunopharma, Inc.(1)	854	11,999
MacroGenics, Inc.(1)	5,700	26,334
MannKind Corp.(1)	27,942	119,033
MapLight Therapeutics, Inc.(1)	946	33,905
MeiraGTx Holdings PLC(1)	5,456	73,711
MiMedx Group, Inc.(1)	9,887	38,065
Mineralys Therapeutics, Inc.(1)	5,209	140,539
Minerva Neurosciences, Inc.(1)	3,090	17,149
Mirum Pharmaceuticals, Inc.(1)	4,310	504,572
Monopar Therapeutics, Inc.(1)(2)	409	37,869
Monte Rosa Therapeutics, Inc.(1)	6,720	162,624
Myriad Genetics, Inc.(1)	7,687	43,893
Neurogene, Inc.(1)	1,009	31,733
Nkarta, Inc.(1)	5,184	14,671
Novavax, Inc.(1)(2)	13,839	130,363
Nurix Therapeutics, Inc.(1)	8,702	211,110
Nuvalent, Inc., Class A(1)	4,877	602,309
Nuvectis Pharma, Inc.(1)(2)	1,314	24,164
Ocugen, Inc.(1)	31,014	47,451
Olema Pharmaceuticals, Inc.(1)	7,115	89,009
OnKure Therapeutics, Inc., Class A(1)	2,379	10,848
Opus Genetics, Inc.(1)	4,860	19,975
Security	Shares	Value
Biotechnology (continued)
Organogenesis Holdings, Inc.(1)	5,386	$ 13,088
ORIC Pharmaceuticals, Inc.(1)	6,781	73,438
Oruka Therapeutics, Inc.(1)	4,572	435,117
Ovid therapeutics, Inc.(1)	13,896	37,380
Palisade Bio, Inc.(1)	13,395	27,996
Palvella Therapeutics, Inc.(1)	996	152,209
Perspective Therapeutics, Inc.(1)	9,372	31,959
Praxis Precision Medicines, Inc.(1)	2,281	763,656
Precigen, Inc.(1)	17,523	99,881
Precision BioSciences, Inc.(1)	2,177	17,111
Prelude Therapeutics, Inc.(1)	2,520	13,432
Prime Medicine, Inc.(1)	8,407	31,022
ProKidney Corp.(1)(2)	6,867	14,009
Protagonist Therapeutics, Inc.(1)	5,586	684,732
Protalix BioTherapeutics, Inc.(1)	7,119	16,587
Protara Therapeutics, Inc.(1)	3,298	12,598
Prothena Corp. PLC(1)	3,428	33,560
PTC Therapeutics, Inc.(1)	7,524	613,733
Puma Biotechnology, Inc.(1)	4,055	32,886
Recursion Pharmaceuticals, Inc., Class A(1)	46,445	170,453
REGENXBIO, Inc.(1)	4,037	48,363
Relay Therapeutics, Inc.(1)	14,669	274,457
Replimune Group, Inc.(1)	7,188	79,571
Rezolute, Inc.(1)	6,834	35,537
Rhythm Pharmaceuticals, Inc.(1)	5,010	556,260
Rigel Pharmaceuticals, Inc.(1)	1,472	57,585
Rocket Pharmaceuticals, Inc.(1)	7,797	26,666
SAB Biotherapeutics, Inc.(1)	3,941	15,370
Sagimet Biosciences, Inc., Class A(1)	5,333	41,224
Sana Biotechnology, Inc.(1)(2)	16,668	58,171
Sarepta Therapeutics, Inc.(1)	9,446	169,745
Savara, Inc.(1)	13,885	85,532
Scholar Rock Holding Corp.(1)	10,149	558,195
SELLAS Life Sciences Group, Inc.(1)	17,129	252,824
Shattuck Labs, Inc.(1)	5,567	38,635
Sionna Therapeutics, Inc.(1)	1,673	73,595
Solid Biosciences, Inc.(1)	7,142	71,349
Spruce Biosciences, Inc.(1)	247	13,338
Spyre Therapeutics, Inc.(1)	6,760	600,153
Stoke Therapeutics, Inc.(1)	4,999	163,567
Surrozen, Inc.(1)	666	17,283
Sutro Biopharma, Inc.(1)	1,448	48,074
Syndax Pharmaceuticals, Inc.(1)	8,081	176,651
Tango Therapeutics, Inc.(1)	12,704	397,127
Taysha Gene Therapies, Inc.(1)	21,761	148,192
Tectonic Therapeutic, Inc.(1)	1,122	38,569
Tenax Therapeutics, Inc.(1)	2,285	33,247
TG Therapeutics, Inc.(1)	13,214	725,977
Tonix Pharmaceuticals Holding Corp.(1)	773	9,863
Travere Therapeutics, Inc.(1)	8,115	461,013
TriSalus Life Sciences, Inc.(1)(2)	4,350	19,792

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Twist Bioscience Corp.(1)	5,636	$ 579,832
Tyra Biosciences, Inc.(1)	3,339	106,648
Ultragenyx Pharmaceutical, Inc.(1)	8,775	292,997
Unicycive Therapeutics, Inc.(1)(2)	2,217	10,398
Upstream Bio, Inc.(1)	2,741	18,968
UroGen Pharma Ltd.(1)	3,867	142,306
Vanda Pharmaceuticals, Inc.(1)	4,281	26,200
Vaxcyte, Inc.(1)	11,960	695,235
Vera Therapeutics, Inc.(1)	5,801	248,921
Veracyte, Inc.(1)	7,355	431,959
Verastem, Inc.(1)	5,483	20,945
Vericel Corp.(1)	4,679	208,169
Vir Biotechnology, Inc.(1)	11,156	113,680
Viridian Therapeutics, Inc.(1)	8,198	150,597
Vor BioPharma, Inc.(1)	3,703	68,172
Voyager Therapeutics, Inc.(1)	3,923	13,730
Whitehawk Therapeutics, Inc.(1)	2,945	13,488
X4 Pharmaceuticals, Inc.(1)	7,338	34,268
Xencor, Inc.(1)	5,885	94,748
Xenon Pharmaceuticals, Inc.(1)	8,909	537,747
XOMA Royalty Corp.(1)	959	40,757
Z Squared, Inc.(1)(2)	3,985	42,161
Zenas Biopharma, Inc.(1)(2)	2,586	65,633
Zentalis Pharmaceuticals, Inc.(1)	4,540	22,019
Zura Bio Ltd.(1)	5,350	31,565
Zymeworks, Inc.(1)	4,164	108,847
		$30,915,068
Broadline Retail — 0.1%
1stDibs.com, Inc.(1)	2,169	$10,628
Groupon, Inc.(1)(2)	2,090	50,285
Kohl's Corp.	10,026	177,661
Pattern Group, Inc., Class A(1)	2,936	73,958
Savers Value Village, Inc.(1)	3,243	32,722
		$345,254
Building Products — 1.1%
Apogee Enterprises, Inc.	1,769	$80,914
AZZ, Inc.	2,736	424,217
CSW Industrials, Inc.	1,475	410,492
Gibraltar Industries, Inc.(1)	2,743	123,709
Griffon Corp.	3,528	344,086
Insteel Industries, Inc.	1,562	47,172
Janus International Group, Inc.(1)	11,333	62,898
MasterBrand, Inc.(1)	18,455	189,902
Quanex Building Products Corp.	3,851	71,706
Resideo Technologies, Inc.(1)	12,491	388,470
Tecnoglass, Inc.	2,239	104,808
UFP Industries, Inc.	5,201	471,939
Security	Shares	Value
Building Products (continued)
Zurn Elkay Water Solutions Corp., Class C	13,732	$ 693,878
		$ 3,414,191
Capital Markets — 1.8%
Acadian Asset Management, Inc.	2,571	$ 183,878
AlTi Global, Inc.(1)	4,345	15,685
Artisan Partners Asset Management, Inc., Class A	5,853	202,104
Bakkt, Inc.(1)(2)	2,679	20,923
BGC Group, Inc., Class A	34,258	366,218
BRC Group Holdings, Inc.(1)	2,102	16,900
Chaince Digital Holdings, Inc.(1)(2)	6,053	26,452
Cohen & Steers, Inc.	2,583	196,670
DigitalBridge Group, Inc.	16,249	256,409
Donnelley Financial Solutions, Inc.(1)	2,224	93,297
GCM Grosvenor, Inc., Class A	5,373	66,088
Gemini Space Station, Inc., Class A(1)(2)	3,721	15,851
Innventure, Inc.(1)(2)	4,238	21,487
Marex Group PLC	5,651	344,428
MarketWise, Inc.	63	1,124
Miami International Holdings, Inc.(1)	6,949	258,225
Moelis & Co., Class A	6,854	448,389
Open Lending Corp., Class A(1)	9,892	30,764
Patria Investments Ltd., Class A	5,415	59,457
Perella Weinberg Partners	6,376	101,761
Piper Sandler Cos.	6,419	464,350
PJT Partners, Inc., Class A	2,236	337,502
Ridgepost Capital, Inc., Class A	5,554	43,710
Silvercrest Asset Management Group, Inc., Class A	744	7,522
StepStone Group, Inc., Class A	7,055	291,795
StoneX Group, Inc.(1)	6,611	783,403
Value Line, Inc.	91	3,684
Victory Capital Holdings, Inc., Class A	3,908	328,506
Virtus Investment Partners, Inc.	549	78,781
Wealthfront Corp.(1)	2,869	25,649
Webull Corp.(1)	30,513	198,945
Westwood Holdings Group, Inc.	761	14,581
WisdomTree, Inc.(2)	12,375	209,632
		$5,514,170
Chemicals — 1.8%
AdvanSix, Inc.	2,195	$43,637
Alto Ingredients, Inc.(1)	6,699	38,184
Ashland, Inc.	4,218	277,924
ASP Isotopes, Inc.(1)(2)	10,570	65,745
Aspen Aerogels, Inc.(1)	5,708	36,189
Avient Corp.	8,479	313,384
Balchem Corp.	2,977	502,964
Cabot Corp.	4,743	430,759
Chemours Co.	13,952	286,295
Core Molding Technologies, Inc.(1)	640	15,104
Ecovyst, Inc.(1)	9,789	121,873

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Flotek Industries, Inc.(1)(2)	1,455	$ 34,222
FMC Corp.(2)	11,543	132,744
Hawkins, Inc.	1,787	253,933
HB Fuller Co.	5,066	295,297
Huntsman Corp.	15,254	161,997
Ingevity Corp.(1)	3,238	241,781
Innospec, Inc.	2,289	186,302
Intrepid Potash, Inc.(1)	895	29,338
Koppers Holdings, Inc.	1,614	72,469
Kronos Worldwide, Inc.	1,877	11,881
LSB Industries, Inc.(1)	5,447	58,882
Mativ Holdings, Inc.	4,515	34,179
Minerals Technologies, Inc.	2,855	211,184
Orion SA	5,576	36,969
Perimeter Solutions, Inc.(1)	13,807	492,220
PureCycle Technologies, Inc.(1)(2)	13,244	107,409
Quaker Chemical Corp.	1,265	200,971
Rayonier Advanced Materials, Inc.(1)	5,330	41,894
Sensient Technologies Corp.	3,915	482,680
Stepan Co.	1,995	111,161
Trinseo PLC(2)	—	0
Tronox Holdings PLC	9,915	62,465
Valhi, Inc.	189	2,773
		$5,394,809
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	5,364	$237,303
ACCO Brands Corp.	7,222	30,044
ACV Auctions, Inc., Class A(1)	15,520	111,589
BrightView Holdings, Inc.(1)	6,449	91,382
Brink's Co.	3,796	358,684
Casella Waste Systems, Inc., Class A(1)	5,804	562,814
Cimpress PLC(1)	1,550	157,635
Civeo Corp.(1)	945	33,075
CompX International, Inc.	124	3,088
CoreCivic, Inc.(1)	8,924	271,111
Deluxe Corp.	4,074	97,287
Ennis, Inc.	2,271	48,259
Enviri Corp.(1)	2,118	46,490
GEO Group, Inc.(1)	11,629	343,637
Healthcare Services Group, Inc.(1)	6,093	149,644
HNI Corp.	6,568	265,413
Interface, Inc.	5,307	190,203
LanzaTech Global, Inc.(1)	142	969
Liquidity Services, Inc.(1)	2,122	83,013
Millerknoll, Inc.	6,256	127,998
NLI Holdings, Inc.	532	3,165
Onterris, Inc.(1)	3,110	62,853
OPENLANE, Inc.(1)	9,697	399,904
Perma-Fix Environmental Services, Inc.(1)	1,232	17,605
Pitney Bowes, Inc.	13,102	229,547
Security	Shares	Value
Commercial Services & Supplies (continued)
Quad/Graphics, Inc.	2,612	$ 22,019
UniFirst Corp.	1,343	355,170
Vestis Corp.(1)	8,441	122,563
		$ 4,422,464
Communications Equipment — 1.1%
ADTRAN Holdings, Inc.(1)	6,980	$ 97,022
Aviat Networks, Inc.(1)	1,092	24,242
BK Technologies Corp.(1)	277	23,817
Calix, Inc.(1)	5,378	200,707
Clearfield, Inc.(1)	961	38,238
Digi International, Inc.(1)	3,414	255,879
Extreme Networks, Inc.(1)	11,793	381,739
Harmonic, Inc.(1)	10,078	164,574
Inseego Corp.(1)	1,268	13,099
KVH Industries, Inc.(1)	1,131	11,208
Lantronix, Inc.(1)	3,224	18,957
NETGEAR, Inc.(1)	2,317	54,102
NetScout Systems, Inc.(1)	6,483	282,335
Ondas, Inc.(1)(2)	44,311	365,123
Ribbon Communications, Inc.(1)	8,663	20,271
Viasat, Inc.(1)	11,532	1,035,689
Vistance Networks, Inc.(1)	20,204	258,207
		$3,245,209
Construction & Engineering — 1.9%
Ameresco, Inc., Class A(1)	2,977	$82,165
Arcosa, Inc.	4,498	653,514
Argan, Inc.	1,248	996,590
Bowman Consulting Group Ltd.(1)	1,174	34,281
Cardinal Infrastructure Group, Inc., Class A(1)	1,549	145,916
Centuri Holdings, Inc.(1)	8,038	243,069
Concrete Pumping Holdings, Inc.(1)	2,145	25,847
Construction Partners, Inc., Class A(1)	4,393	521,757
Fluor Corp.(1)	13,044	683,375
Granite Construction, Inc.	4,053	640,698
INNOVATE Corp.(1)	505	9,428
Legence Corp., Class A(1)	5,334	454,617
Limbach Holdings, Inc.(1)	1,013	78,001
Matrix Service Co.(1)	2,591	35,497
MYR Group, Inc.(1)	1,422	711,569
NWPX Infrastructure, Inc.(1)	837	125,500
Orion Group Holdings, Inc.(1)	3,560	59,879
Shimmick Corp.(1)	466	2,130
Tutor Perini Corp.	4,164	345,487
		$5,849,320
Construction Materials — 0.2%
Knife River Corp.(1)	5,271	$440,919
Smith-Midland Corp.(1)	228	6,612
Titan America SA(1)	2,017	37,637

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction Materials (continued)
United States Lime & Minerals, Inc.	1,002	$ 104,880
		$ 590,048
Consumer Finance — 1.2%
Atlanticus Holdings Corp.(1)	446	$ 45,604
Bread Financial Holdings, Inc.	3,718	402,845
Consumer Portfolio Services, Inc.(1)	1,073	10,295
Dave, Inc.(1)	932	347,254
Encore Capital Group, Inc.(1)	1,924	179,490
Enova International, Inc.(1)	2,212	532,495
FirstCash Holdings, Inc.	3,741	809,253
Green Dot Corp., Class A(1)	4,483	60,565
Happen, Inc.(1)	10,404	215,779
Jefferson Capital, Inc.	1,820	35,435
LendingTree, Inc.(1)	934	41,367
Medallion Financial Corp.(2)	1,835	18,735
Navient Corp.	5,795	49,315
Nelnet, Inc., Class A	1,357	180,929
NerdWallet, Inc., Class A(1)	3,499	32,366
Oportun Financial Corp.(1)	3,418	19,517
OppFi, Inc.(1)	2,476	24,587
PRA Group, Inc.(1)	3,299	62,648
PROG Holdings, Inc.	3,595	167,563
Regional Management Corp.	947	39,016
Upstart Holdings, Inc.(1)(2)	7,767	275,185
World Acceptance Corp.(1)	218	48,795
		$3,599,038
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc.	3,044	$208,210
Chefs' Warehouse, Inc.(1)	3,380	324,818
Grocery Outlet Holding Corp.(1)	7,918	79,022
Ingles Markets, Inc., Class A	1,356	120,114
Natural Grocers by Vitamin Cottage, Inc., Class C	1,078	33,439
PriceSmart, Inc.	2,393	467,449
United Natural Foods, Inc.(1)	5,544	253,194
Village Super Market, Inc., Class A	759	32,015
Weis Markets, Inc.(2)	1,114	87,237
Yesway, Inc., Class A(1)	1,436	29,151
		$1,634,649
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	11,656	$55,249
Greif, Inc., Class A	2,224	165,666
Greif, Inc., Class B(2)	446	41,719
Myers Industries, Inc.	3,442	121,537
O-I Glass, Inc.(1)	14,129	136,062
Ranpak Holdings Corp.(1)(2)	4,233	30,943
TriMas Corp.	2,493	112,260
		$663,436
Security	Shares	Value
Distributors — 0.1%
GigaCloud Technology, Inc., Class A(1)	2,318	$ 73,249
Gold.com, Inc.	1,813	75,439
Weyco Group, Inc.	443	17,423
		$ 166,111
Diversified Consumer Services — 1.1%
American Public Education, Inc.(1)	1,538	$ 82,591
Carriage Services, Inc.	1,187	45,509
Coursera, Inc.(1)	18,841	106,263
Covista, Inc.(1)	3,126	389,687
Driven Brands Holdings, Inc.(1)	4,991	69,574
frontdoor, Inc.(1)	6,503	504,568
Graham Holdings Co., Class B	290	331,012
KinderCare Learning Cos., Inc.(1)	2,915	12,389
Laureate Education, Inc.(1)	11,105	403,334
Lincoln Educational Services Corp.(1)	2,741	136,776
Matthews International Corp., Class A(2)	2,494	67,138
McGraw Hill, Inc.(1)	1,961	18,571
OneSpaWorld Holdings Ltd.	9,108	257,210
Perdoceo Education Corp.	5,776	184,832
Phoenix Education Partners, Inc.	402	13,206
Strategic Education, Inc.	1,951	149,486
Stride, Inc.(1)	3,840	331,162
Universal Technical Institute, Inc.(1)	4,354	186,220
		$3,289,528
Diversified REITs — 0.5%
AH Realty Trust, Inc.	6,686	$47,337
Alpine Income Property Trust, Inc.	1,076	22,338
American Assets Trust, Inc.	4,346	107,303
Broadstone Net Lease, Inc.	17,682	365,487
CTO Realty Growth, Inc.	3,010	64,745
Essential Properties Realty Trust, Inc.	20,033	597,985
Gladstone Commercial Corp.	3,868	47,576
Global Net Lease, Inc.	17,567	157,049
Modiv Industrial, Inc.	955	16,617
NexPoint Diversified Real Estate Trust(2)	3,160	16,400
		$1,442,837
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(1)	1,033	$106,337
ATN International, Inc.	967	25,616
Bandwidth, Inc., Class A(1)	2,693	170,467
Cogent Communications Holdings, Inc.	4,476	62,127
IDT Corp., Class B	1,506	87,589
Liberty Capital Corp.(1)(2)	308	6,745
Liberty Capital Corp., Class C(1)	3,045	65,650
Liberty Latin America Ltd., Class A(1)	2,412	18,910
Liberty Latin America Ltd., Class C(1)	11,810	92,000
Lumen Technologies, Inc.(1)	88,310	678,221

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services (continued)
Shenandoah Telecommunications Co.	4,210	$ 63,487
Uniti Group, Inc.	15,520	178,014
		$ 1,555,163
Electric Utilities — 0.6%
Genie Energy Ltd., Class B	2,171	$ 31,371
Hawaiian Electric Industries, Inc.(1)	15,078	204,005
MGE Energy, Inc.	3,416	278,541
Otter Tail Corp.	3,550	319,429
Portland General Electric Co.	10,736	556,447
TXNM Energy, Inc.	9,465	537,423
		$1,927,216
Electrical Equipment — 1.3%
Allient, Inc.	1,353	$139,264
American Superconductor Corp.(1)	4,277	177,538
Amprius Technologies, Inc.(1)	12,476	172,917
Array Technologies, Inc.(1)(2)	14,023	103,910
Atkore, Inc.	3,108	236,332
Babcock & Wilcox Enterprises, Inc.(1)	12,174	171,653
ChargePoint Holdings, Inc.(1)	2,192	12,955
Energous Corp.(1)	486	11,688
Energy Vault Holdings, Inc.(1)	12,580	59,252
EnerSys	3,380	790,312
Enovix Corp.(1)(2)	18,016	109,357
Eos Energy Enterprises, Inc.(1)	31,283	183,944
Espey Mfg. & Electronics Corp.	211	14,211
Fluence Energy, Inc.(1)(2)	7,946	157,967
FuelCell Energy, Inc.(1)	4,926	177,385
GrafTech International Ltd.(1)	1,538	9,090
Hyliion Holdings Corp.(1)	10,559	55,012
LSI Industries, Inc.	3,047	80,989
NANO Nuclear Energy, Inc.(1)	3,950	83,503
Net Power, Inc.(1)	2,072	3,460
NuScale Power Corp.(1)	29,559	296,477
Plug Power, Inc.(1)(2)	124,243	336,699
Power Solutions International, Inc.(1)	695	27,029
Preformed Line Products Co.	222	91,144
SES AI Corp.(1)(2)	22,874	21,964
Shoals Technologies Group, Inc., Class A(1)	15,483	153,282
Sunrun, Inc.(1)	21,216	283,870
Tigo Energy, Inc.(1)	3,518	8,197
		$3,969,401
Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.(1)(2)	2,795	$24,316
Aeva Technologies, Inc.(1)	2,541	72,978
Arlo Technologies, Inc.(1)	9,853	132,818
Badger Meter, Inc.	2,704	401,220
Bel Fuse, Inc., Class A	134	39,025
Bel Fuse, Inc., Class B	1,110	369,674
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	3,576	$ 428,798
Benchmark Electronics, Inc.	3,274	323,046
Climb Global Solutions, Inc.	1,296	30,080
Crane NXT Co.	4,566	233,597
CTS Corp.	2,597	169,298
Daktronics, Inc.(1)	3,227	63,120
ePlus, Inc.	2,407	200,335
Evolv Technologies Holdings, Inc.(1)	14,911	86,484
Forward Industries, Inc.(1)	5,631	23,763
Frequency Electronics, Inc.(1)	552	36,625
Insight Enterprises, Inc.(1)	2,615	318,507
Itron, Inc.(1)	4,053	350,706
Kimball Electronics, Inc.(1)	2,033	52,045
Knowles Corp.(1)	7,804	323,710
LightPath Technologies, Inc., Class A(1)	5,024	82,142
Lightwave Logic, Inc.(1)(2)	14,592	138,040
Methode Electronics, Inc.	3,183	60,381
Mirion Technologies, Inc.(1)	21,988	394,245
M-Tron Industries, Inc.(1)	380	37,677
Napco Security Technologies, Inc.	3,166	120,245
nLIGHT, Inc.(1)	5,073	353,182
Novanta, Inc.(1)(2)	3,294	534,419
OSI Systems, Inc.(1)	1,456	318,427
Ouster, Inc.(1)	5,688	355,614
PC Connection, Inc.	927	67,662
Plexus Corp.(1)	2,460	739,648
Powerfleet, Inc. NJ(1)	10,385	39,775
RF Industries Ltd.(1)	762	16,162
Richardson Electronics Ltd.(2)	988	18,782
Rogers Corp.(1)	1,646	269,500
ScanSource, Inc.(1)	1,967	102,461
SmartRent, Inc.(1)	15,529	18,479
Syntec Optics Holdings, Inc.(1)	639	7,956
Unusual Machines, Inc.(1)	4,148	92,500
Vishay Intertechnology, Inc.	11,198	602,228
Vishay Precision Group, Inc.(1)	1,108	166,100
Vuzix Corp.(1)	6,557	19,015
		$8,234,785
Energy Equipment & Services — 2.3%
Archrock, Inc.	15,869	$646,027
Atlas Energy Solutions, Inc.(2)	7,520	124,907
Borr Drilling Ltd.(1)(2)	22,746	93,941
Bristow Group, Inc.	2,378	98,259
Cactus, Inc., Class A	6,405	328,128
Core Laboratories, Inc.	3,925	45,726
Energy Services of America Corp.	1,207	23,343
Expro Group Holdings NV(1)	7,558	111,632
Flowco Holdings, Inc., Class A	3,276	69,910
Forum Energy Technologies, Inc.(1)	973	48,874
Helix Energy Solutions Group, Inc.(1)	12,799	111,863

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	8,937	$ 292,597
HMH Holding, Inc., Class A(1)	932	17,466
Innovex International, Inc.(1)	4,162	103,218
Kodiak Gas Services, Inc.	9,176	689,393
Liberty Energy, Inc.	14,658	383,893
Nabors Industries Ltd.(1)	1,303	109,465
National Energy Services Reunited Corp.(1)	5,507	164,825
Natural Gas Services Group, Inc.	1,075	46,376
Noble Corp. PLC	11,680	435,664
Oceaneering International, Inc.(1)	9,147	370,636
Oil States International, Inc.(1)	4,942	39,585
Patterson-UTI Energy, Inc.	31,941	293,218
ProFrac Holding Corp., Class A(1)	1,873	10,882
ProPetro Holding Corp.(1)	9,090	130,351
Ranger Energy Services, Inc., Class A	1,777	28,450
RPC, Inc.	8,391	48,920
SEACOR Marine Holdings, Inc.(1)	1,989	15,216
Seadrill Ltd.(1)	5,778	218,524
Select Water Solutions, Inc.	10,341	206,613
Smart Sand, Inc.	2,741	13,732
Solaris Energy Infrastructure, Inc., Class A	4,850	390,231
TETRA Technologies, Inc.(1)	11,832	134,057
Tidewater, Inc.(1)	4,551	303,233
Transocean Ltd.(1)	89,701	438,638
Valaris Ltd.(1)	5,224	379,262
		$6,967,055
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(1)	56,539	$107,424
Atlanta Braves Holdings, Inc., Class A(1)	690	38,854
Atlanta Braves Holdings, Inc., Class C(1)	4,519	234,536
Cinemark Holdings, Inc.	9,673	306,924
CuriosityStream, Inc.	3,263	8,680
IMAX Corp.(1)	4,184	166,774
Lionsgate Studios Corp.(1)	18,056	276,437
Madison Square Garden Entertainment Corp.(1)	3,621	292,903
Marcus Corp.	1,852	43,448
Playtika Holding Corp.	5,743	21,364
Reservoir Media, Inc.(1)	1,534	15,171
Sphere Entertainment Co.(1)	2,517	435,516
Starz Entertainment Corp.(1)	1,232	35,556
Stubhub Holdings, Inc., Class A(1)	20,271	260,888
		$2,244,475
Financial Services — 2.0%
Acacia Research Corp.(1)	3,139	$14,628
Alerus Financial Corp.	1,964	61,080
Better Home & Finance Holding Co.(1)(2)	501	13,778
Bladex, Inc.	2,695	165,662
Burford Capital Ltd.	16,814	68,937
Cannae Holdings, Inc.	3,842	55,325
Security	Shares	Value
Financial Services (continued)
Cass Information Systems, Inc.	1,012	$ 51,936
Compass Diversified Holdings(1)	5,681	60,559
Dlocal Ltd.	8,266	107,417
Enact Holdings, Inc.	2,419	110,572
Essent Group Ltd.	8,290	532,881
EVERTEC, Inc.	5,670	157,513
Federal Agricultural Mortgage Corp., Class C	856	170,575
Finance of America Cos., Inc., Class A(1)(2)	453	12,467
Flywire Corp.(1)	10,900	191,513
HA Sustainable Infrastructure Capital, Inc.	11,713	457,393
International Money Express, Inc.(1)	2,292	33,119
Jackson Financial, Inc., Class A	6,006	614,954
loanDepot, Inc., Class A(1)(2)	8,336	10,420
Marqeta, Inc., Class A(1)	31,820	129,189
Merchants Bancorp	2,167	108,350
NCR Atleos Corp.(1)	6,720	291,715
NewtekOne, Inc.	1,925	28,509
NMI Holdings, Inc., Class A(1)	6,978	286,726
Onity Group, Inc.(1)	531	21,107
Pagseguro Digital Ltd., Class A	14,976	135,533
Paymentus Holdings, Inc., Class A(1)	5,403	130,536
Payoneer Global, Inc.(1)	23,275	165,718
Paysafe Ltd.(1)(2)	2,202	16,449
Paysign, Inc.(1)	4,038	33,071
PennyMac Financial Services, Inc.	2,725	237,348
Priority Technology Holdings, Inc.(1)	3,116	20,784
Radian Group, Inc.	12,415	467,673
Remitly Global, Inc.(1)	17,248	386,528
Repay Holdings Corp.(1)	5,473	22,987
Security National Financial Corp., Class A(1)	1,578	15,291
Sezzle, Inc.(1)	1,489	255,557
StoneCo Ltd., Class A	20,995	227,586
Velocity Financial, Inc.(1)	1,144	21,118
Walker & Dunlop, Inc.	3,072	168,038
Waterstone Financial, Inc.	1,233	25,560
		$6,086,102
Food Products — 0.5%
Alico, Inc.	470	$19,444
B&G Foods, Inc.	7,068	28,131
BRC, Inc., Class A(1)	4,075	4,523
Cal-Maine Foods, Inc.	3,973	320,065
Del Monte Corp.	2,777	77,506
Dole PLC	7,136	97,906
Flowers Foods, Inc.	17,349	137,057
Forafric Global PLC(1)	431	4,345
J&J Snack Foods Corp.	1,297	95,265
John B. Sanfilippo & Son, Inc.	656	56,410
Lifeway Foods, Inc.(1)	441	13,159
Limoneira Co.	1,446	18,986
Mama's Creations, Inc.(1)	3,224	57,548

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Marzetti Co.	1,811	$ 206,744
Mission Produce, Inc.(1)(2)	4,932	58,148
Once Upon a Farm PBC(1)(2)	1,180	24,166
Seneca Foods Corp., Class A(1)	382	66,445
Simply Good Foods Co.(1)	7,530	99,998
Utz Brands, Inc.	6,050	46,585
Vital Farms, Inc.(1)(2)	2,894	33,657
Westrock Coffee Co.(1)	3,320	26,925
		$1,493,013
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A	11,467	$441,479
Chesapeake Utilities Corp.	2,206	270,191
New Jersey Resources Corp.	9,346	523,750
Northwest Natural Holding Co.	3,898	191,236
ONE Gas, Inc.	5,792	446,389
RGC Resources, Inc.	661	15,798
Southwest Gas Holdings, Inc.	6,707	594,777
Spire, Inc.	5,381	420,202
		$2,903,822
Ground Transportation — 0.4%
ArcBest Corp.	2,032	$291,673
Covenant Logistics Group, Inc.	1,406	62,117
FTAI Infrastructure, Inc.	9,864	45,769
Heartland Express, Inc.	3,559	54,168
Hertz Global Holdings, Inc.(1)(2)	9,869	22,353
Marten Transport Ltd.	5,385	93,430
PAMT Corp.(1)	502	7,033
Proficient Auto Logistics, Inc.(1)	1,532	10,433
RXO, Inc.(1)	15,226	420,086
Universal Logistics Holdings, Inc.(2)	475	7,030
Werner Enterprises, Inc.	5,512	240,378
		$1,254,470
Health Care Equipment & Supplies — 2.6%
Acme United Corp.	339	$16,177
Alphatec Holdings, Inc.(1)	11,259	97,390
AngioDynamics, Inc.(1)	3,068	39,915
Anteris Technologies Global Corp.(1)	7,416	73,048
Artivion, Inc.(1)	4,150	93,251
AtriCure, Inc.(1)	4,531	126,777
Avanos Medical, Inc.(1)	4,145	103,128
AxoGen, Inc.(1)	4,778	220,696
Beta Bionics, Inc.(1)	3,697	57,932
Bioventus, Inc., Class A(1)	3,678	34,720
Butterfly Network, Inc.(1)	19,108	160,889
CapsoVision, Inc.(1)	2,279	17,275
Carlsmed, Inc.(1)(2)	565	5,865
Ceribell, Inc.(1)	2,500	48,625
Cerus Corp.(1)	17,500	51,100
Security	Shares	Value
Health Care Equipment & Supplies (continued)
ClearPoint Neuro, Inc.(1)(2)	2,225	$ 39,694
CONMED Corp.	2,604	85,229
CVRx, Inc.(1)(2)	918	4,719
Delcath Systems, Inc.(1)	3,075	38,714
DENTSPLY SIRONA, Inc.	18,582	197,155
Electromed, Inc.(1)	704	29,779
Embecta Corp.	4,890	15,941
Enovis Corp.(1)	5,283	109,358
Establishment Labs Holdings, Inc.(1)	2,460	211,093
Glaukos Corp.(1)	5,235	731,644
Haemonetics Corp.(1)	4,282	321,150
Hyperfine, Inc.(1)	7,105	9,592
ICU Medical, Inc.(1)	2,243	328,824
Inogen, Inc.(1)	1,598	10,307
Inspire Medical Systems, Inc.(1)	2,634	117,503
Integer Holdings Corp.(1)	3,114	291,003
Integra LifeSciences Holdings Corp.(1)	6,214	111,603
iRadimed Corp.	721	68,899
IRhythm Holdings, Inc.(1)	3,006	357,564
Kestra Medical Technologies Ltd.(1)	2,197	55,892
KORU Medical Systems, Inc.(1)	4,336	18,211
Lantheus Holdings, Inc.(1)	5,930	657,874
LeMaitre Vascular, Inc.	1,984	190,385
LivaNova PLC(1)	5,102	419,537
Lucid Diagnostics, Inc.(1)(2)	7,067	7,562
Merit Medical Systems, Inc.(1)	5,431	376,586
MiniMed Group, Inc.(1)	2,612	39,049
Neogen Corp.(1)	20,115	180,834
NeuroPace, Inc.(1)	2,455	39,010
Novocure Ltd.(1)	9,708	147,076
Omnicell, Inc.(1)	4,145	172,100
OraSure Technologies, Inc.(1)	7,452	33,236
Orchestra BioMed Holdings, Inc.(1)	3,617	15,607
Orthofix Medical, Inc.(1)	3,494	31,935
OrthoPediatrics Corp.(1)	1,565	29,938
Procept Biorobotics Corp.(1)	5,099	115,135
Pro-Dex, Inc.(1)	216	12,647
Pulse Biosciences, Inc.(1)	1,469	40,735
QuidelOrtho Corp.(1)	6,257	109,591
RxSight, Inc.(1)	2,936	14,152
Sanara Medtech, Inc.(1)	313	7,384
Senseonics Holdings, Inc.(1)	3,580	20,334
Shoulder Innovations, Inc.(1)	954	19,347
SI-BONE, Inc.(1)	3,992	65,149
Sight Sciences, Inc.(1)	3,442	18,656
STAAR Surgical Co.(1)	3,082	88,423
Stereotaxis, Inc.(1)(2)	5,370	9,236
Strive, Inc., Class A(1)(2)	5,767	62,918
Tactile Systems Technology, Inc.(1)	1,945	57,922
Tandem Diabetes Care, Inc.(1)	6,340	95,671
TransMedics Group, Inc.(1)	3,115	206,898

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
UFP Technologies, Inc.(1)	692	$ 183,470
Utah Medical Products, Inc.	296	20,418
Varex Imaging Corp.(1)	3,855	40,208
		$ 7,829,685
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.(1)	8,449	$ 249,499
Accendra Health, Inc.(1)	7,381	25,243
AdaptHealth Corp.(1)	9,348	97,406
Addus HomeCare Corp.(1)	1,693	170,096
agilon health, Inc.(1)	1,131	121,221
AirSculpt Technologies, Inc.(1)(2)	1,398	6,291
Alignment Healthcare, Inc.(1)	18,537	441,366
AMN Healthcare Services, Inc.(1)	3,572	115,626
Ardent Health, Inc.(1)	2,413	23,744
Astrana Health, Inc.(1)	4,141	192,184
Aveanna Healthcare Holdings, Inc.(1)	7,097	60,821
BrightSpring Health Services, Inc.(1)	14,814	1,033,128
Brookdale Senior Living, Inc.(1)	21,771	350,295
Castle Biosciences, Inc.(1)	2,717	64,800
Clover Health Investments Corp.(1)	38,178	200,053
Community Health Systems, Inc.(1)	12,400	41,416
Concentra Group Holdings Parent, Inc.	10,705	318,474
CorVel Corp.(1)	2,682	167,679
Cross Country Healthcare, Inc.(1)	2,614	34,531
Fulgent Genetics, Inc.(1)	1,679	34,453
GeneDx Holdings Corp.(1)	1,815	124,600
Guardian Pharmacy Services, Inc., Class A(1)	1,647	68,960
HealthEquity, Inc.(1)	7,702	695,645
Hims & Hers Health, Inc.(1)(2)	19,615	680,052
Hinge Health, Inc., Class A(1)	3,791	314,653
InfuSystem Holdings, Inc.(1)	1,750	16,887
Innovage Holding Corp.(1)	1,437	17,028
LifeStance Health Group, Inc.(1)	17,382	186,161
Lumexa Imaging Holdings, Inc.(1)(2)	2,072	23,372
National HealthCare Corp.	1,179	249,193
NeoGenomics, Inc.(1)	11,947	174,307
NRC Health	982	21,182
Nutex Health, Inc.(1)	421	71,945
Omada Health, Inc.(1)	3,230	70,898
Oncology Institute, Inc.(1)	6,026	32,721
OPKO Health, Inc.(1)	31,889	47,833
Option Care Health, Inc.(1)	14,490	303,855
PACS Group, Inc.(1)	4,225	180,154
Pediatrix Medical Group, Inc.(1)	7,561	191,520
Pennant Group, Inc.(1)	3,097	114,434
Privia Health Group, Inc.(1)	10,972	282,310
Progyny, Inc.(1)	6,276	180,937
RadNet, Inc.(1)	6,494	400,485
SBC Medical Group Holdings, Inc.(1)	577	1,777
Select Medical Holdings Corp.	8,728	144,099
Security	Shares	Value
Health Care Providers & Services (continued)
Sonida Senior Living, Inc.(1)	2,616	$ 106,733
Strata Critical Medical, Inc.(1)	6,547	34,503
Surgery Partners, Inc.(1)	7,255	121,884
Talkspace, Inc.(1)	12,044	62,629
U.S. Physical Therapy, Inc.	1,375	94,435
Viemed Healthcare, Inc.(1)	2,819	32,137
		$ 8,795,655
Health Care REITs — 0.8%
CareTrust REIT, Inc.	20,635	$832,622
Chiron Real Estate, Inc.	1,212	45,474
Community Healthcare Trust, Inc.	2,538	46,395
Diversified Healthcare Trust	20,263	188,446
LTC Properties, Inc.	4,515	173,602
National Health Investors, Inc.	4,411	336,383
National Healthcare Properties, Inc.(1)	4,130	60,505
Sabra Health Care REIT, Inc.	23,188	452,398
Sila Realty Trust, Inc.	4,651	141,204
Strawberry Fields REIT, Inc.	571	7,851
Universal Health Realty Income Trust	1,078	47,281
		$2,332,161
Health Care Technology — 0.3%
Certara, Inc.(1)	10,546	$69,076
Claritev Corp.(1)(2)	884	30,153
Evolent Health, Inc., Class A(1)	9,805	53,143
HealthStream, Inc.	2,048	55,808
HeartFlow, Inc.(1)	7,296	214,065
LifeMD, Inc.(1)(2)	3,399	14,038
Phreesia, Inc.(1)	4,782	49,207
Schrodinger, Inc.(1)	5,254	85,377
Simulations Plus, Inc.(1)	1,576	28,857
Teladoc Health, Inc.(1)	16,531	140,183
TruBridge, Inc.(1)	1,020	26,734
Waystar Holding Corp.(1)	10,161	208,605
		$975,246
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	19,966	$335,629
Braemar Hotels & Resorts, Inc.	5,189	11,208
Chatham Lodging Trust	3,856	51,015
DiamondRock Hospitality Co.	18,786	228,814
Park Hotels & Resorts, Inc.	17,141	244,259
Pebblebrook Hotel Trust	10,303	199,981
RLJ Lodging Trust	11,361	134,628
Ryman Hospitality Properties, Inc.	5,702	732,992
Service Properties Trust	53,300	90,077
Summit Hotel Properties, Inc.(2)	8,643	60,587
Sunstone Hotel Investors, Inc.	16,580	189,841

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotel & Resort REITs (continued)
Xenia Hotels & Resorts, Inc.	8,269	$ 168,357
		$ 2,447,388
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc.(1)	4,152	$ 52,357
Bally's Corp.(1)(2)	749	10,269
Biglari Holdings, Inc., Class A(1)	5	10,523
Biglari Holdings, Inc., Class B(1)	56	23,858
BJ's Restaurants, Inc.(1)	1,686	102,399
Black Rock Coffee Bar, Inc., Class A(1)	1,330	11,026
Bloomin' Brands, Inc.	7,737	70,716
Brightstar Lottery PLC	8,522	91,356
Brinker International, Inc.(1)	3,948	663,264
Cheesecake Factory, Inc.	4,297	341,783
Cracker Barrel Old Country Store, Inc.	2,063	109,958
Dave & Buster's Entertainment, Inc.(1)	2,272	25,901
Dine Brands Global, Inc.	1,290	46,311
El Pollo Loco Holdings, Inc.(1)	2,823	47,878
First Watch Restaurant Group, Inc.(1)	5,636	72,648
Genius Sports Ltd.(1)	21,634	131,102
Global Business Travel Group, Inc. (1)	11,484	107,835
Hilton Grand Vacations, Inc.(1)	5,042	264,050
Inspired Entertainment, Inc.(1)	1,661	13,703
Jack in the Box, Inc.(1)(2)	1,566	24,758
Krispy Kreme, Inc.(1)	6,513	22,991
Kura Sushi USA, Inc., Class A(1)(2)	575	33,097
Life Time Group Holdings, Inc.(1)	13,298	543,090
Lindblad Expeditions Holdings, Inc.(1)	4,539	128,181
Marriott Vacations Worldwide Corp.	2,557	260,507
Monarch Casino & Resort, Inc.	1,066	140,296
Nathan's Famous, Inc.	233	23,673
Navan, Inc., Class A(1)	9,470	216,579
Papa John's International, Inc.(2)	3,013	110,788
Penn Entertainment, Inc.(1)	11,737	250,702
Portillo's, Inc., Class A(1)	5,292	25,084
Pursuit Attractions and Hospitality, Inc. (1)	1,908	106,791
RCI Hospitality Holdings, Inc.	845	23,085
Red Rock Resorts, Inc., Class A	4,367	284,117
Rush Street Interactive, Inc.(1)	9,214	274,024
Sabre Corp.(1)(2)	30,309	63,346
Serve Robotics, Inc.(1)	6,511	42,842
Shake Shack, Inc., Class A(1)	3,591	201,168
SHARPLINK, Inc.(1)	17,071	81,941
Six Flags Entertainment Corp.(1)	8,802	187,483
Super Group SGHC Ltd.	14,898	201,868
Sweetgreen, Inc., Class A(1)(2)	9,632	84,858
Target Hospitality Corp.(1)	3,691	75,149
United Parks & Resorts, Inc.(1)(2)	1,794	85,646
Venu Holding Corp.(1)	4,360	9,897
Wendy's Co.	14,758	122,344
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Xponential Fitness, Inc., Class A(1)(2)	3,239	$ 22,414
		$ 5,843,656
Household Durables — 1.6%
Beazer Homes USA, Inc.(1)	2,352	$ 65,974
Cavco Industries, Inc.(1)	714	438,667
Century Communities, Inc.	2,312	165,678
Champion Homes, Inc.(1)	5,061	445,975
Cricut, Inc., Class A(2)	4,718	20,712
Dream Finders Homes, Inc., Class A(1)(2)	2,523	43,547
Ethan Allen Interiors, Inc.	1,941	43,362
Flexsteel Industries, Inc.	297	22,121
GoPro, Inc., Class A(1)	12,212	9,501
Green Brick Partners, Inc.(1)	2,802	224,272
Hamilton Beach Brands Holding Co., Class A	835	19,230
Helen of Troy Ltd.(1)	1,914	55,640
Hovnanian Enterprises, Inc., Class A(1)	398	56,679
Installed Building Products, Inc.	2,167	498,063
KB Home	5,571	348,689
La-Z-Boy, Inc.	3,695	148,243
Legacy Housing Corp.(1)	819	21,515
Leggett & Platt, Inc.	12,407	145,286
LGI Homes, Inc.(1)	1,894	120,610
Lifetime Brands, Inc.	1,111	9,477
Lovesac Co.(1)	1,384	23,099
M/I Homes, Inc.(1)	2,335	375,445
Meritage Homes Corp.	6,060	508,131
Newell Brands, Inc.	39,056	239,804
Sonos, Inc.(1)	11,035	149,303
Taylor Morrison Home Corp.(1)	8,650	620,551
XMax, Inc.(1)(2)	5,567	50,604
		$4,870,178
Household Products — 0.3%
Central Garden & Pet Co.(1)	711	$31,526
Central Garden & Pet Co., Class A(1)	4,580	177,566
Energizer Holdings, Inc.	5,650	121,136
Oil-Dri Corp. of America	908	92,807
Spectrum Brands Holdings, Inc.	2,067	177,245
WD-40 Co.	1,244	303,088
		$903,368
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.(1)	3,203	$55,700
Montauk Renewables, Inc.(1)	6,625	10,335
Ormat Technologies, Inc.	5,706	621,384
		$687,419

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 0.1%
Brookfield Business Corp., Class A	6,354	$ 189,667
		$ 189,667
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	4,469	$ 39,640
Innovative Industrial Properties, Inc.	2,616	162,140
LXP Industrial Trust	5,342	287,827
One Liberty Properties, Inc.	1,524	37,216
Terreno Realty Corp.	9,720	629,564
		$1,156,387
Insurance — 2.0%
Abacus Global Management, Inc.	2,548	$27,289
Accelerant Holdings, Class A(1)	5,547	65,011
American Coastal Insurance Corp., Class C	2,528	28,061
American Integrity Insurance Group, Inc.	1,101	20,732
AMERISAFE, Inc.	1,586	53,654
Ategrity Specialty Holdings LLC(1)	840	20,194
Baldwin Insurance Group, Inc.(1)	8,902	236,615
Bowhead Specialty Holdings, Inc.(1)	1,602	47,948
Citizens, Inc.(1)	4,617	26,502
CNO Financial Group, Inc.	8,525	434,604
Crawford & Co., Class A	1,459	16,443
Donegal Group, Inc., Class A	1,516	28,592
Employers Holdings, Inc.	1,694	85,513
Exzeo Group, Inc.(1)	630	10,628
F&G Annuities & Life, Inc.	3,079	81,871
Genworth Financial, Inc., Class A(1)	35,040	331,829
Goosehead Insurance, Inc., Class A(1)	2,016	97,776
Greenlight Capital Re Ltd., Class A(1)	2,143	34,674
Hamilton Insurance Group Ltd., Class B	4,225	143,396
HCI Group, Inc.	1,024	179,456
Heritage Insurance Holdings, Inc.(1)	2,249	58,654
Hippo Holdings, Inc.(1)	1,496	42,277
Horace Mann Educators Corp.	3,699	191,053
Investors Title Co.	111	30,378
James River Group Holdings, Inc.	3,680	16,192
Kemper Corp.	5,421	146,150
Kingstone Cos., Inc.	1,128	21,466
Kingsway Corp.(1)	1,851	19,287
Lemonade, Inc.(1)	6,532	424,907
MBIA, Inc.(1)	4,850	31,622
Mercury General Corp.	2,477	264,098
Neptune Insurance Holdings, Inc., Class A(1)	3,460	108,990
NI Holdings, Inc.(1)	903	14,186
Octave Specialty Group, Inc.(1)	3,648	22,763
Oscar Health, Inc., Class A(1)	21,878	623,961
Palomar Holdings, Inc.(1)	2,413	304,979
Pelagos Insurance Capital Ltd.	3,991	97,181
Root, Inc., Class A(1)	1,169	65,370
Security	Shares	Value
Insurance (continued)
Safety Insurance Group, Inc.	1,339	$ 100,238
Selective Insurance Group, Inc.	5,535	536,950
SiriusPoint Ltd.(1)	9,642	231,408
Skyward Specialty Insurance Group, Inc.(1)	3,811	222,372
Slide Insurance Holdings, Inc.(1)	5,785	112,055
Stewart Information Services Corp.	2,782	183,668
Tiptree, Inc.	2,311	41,413
Trupanion, Inc.(1)	3,101	76,812
United Fire Group, Inc.	1,969	103,254
Universal Insurance Holdings, Inc.	2,125	87,890
		$6,150,362
Interactive Media & Services — 0.5%
Angi, Inc.(1)	3,399	$20,224
Bumble, Inc., Class A(1)	9,198	29,434
CarGurus, Inc.(1)	6,839	233,141
Cars.com, Inc.(1)	4,110	44,963
EverQuote, Inc., Class A(1)	2,319	55,169
fuboTV, Inc., Class A(1)(2)	2,323	21,372
Grindr, Inc.(1)	2,788	40,064
MediaAlpha, Inc., Class A(1)	3,026	38,037
Nextdoor Holdings, Inc.(1)	21,289	48,326
QuinStreet, Inc.(1)	4,547	66,614
RUM Group, Inc.(1)(2)	10,257	65,029
Shutterstock, Inc.(2)	2,037	28,416
Taboola.com Ltd.(1)	11,583	57,915
TripAdvisor, Inc.(1)	10,371	142,186
Trump Media & Technology Group Corp.(1)(2)	14,813	114,653
Webtoon Entertainment, Inc.(1)(2)	1,534	17,518
WeShop Holdings Ltd., Class A(1)	127	989
Yelp, Inc.(1)	4,833	118,505
Ziff Davis, Inc.(1)	3,207	167,951
ZipRecruiter, Inc., Class A(1)(2)	6,932	25,995
ZoomInfo Technologies, Inc.(1)	22,349	65,483
		$1,401,984
IT Services — 0.4%
Backblaze, Inc., Class A(1)	5,323	$84,423
BigBear.ai Holdings, Inc.(1)	44,382	162,882
Brand Engagement Network, Inc.(1)	407	6,964
Commerce.com, Inc., Series 1(1)	6,679	19,770
Crexendo, Inc.(1)	1,477	11,033
DXC Technology Co.(1)	15,628	138,308
Everforth, Inc.(1)	3,383	60,454
Fastly, Inc., Class A(1)	13,907	255,332
Globant SA(1)	3,919	113,416
Grid Dynamics Holdings, Inc.(1)	6,229	35,381
Hackett Group, Inc.	2,467	26,569
Information Services Group, Inc.	2,665	10,953
Rackspace Technology, Inc.(1)	7,773	50,758
SharonAI Holdings, Inc.(1)	389	32,933

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
TSS, Inc.(1)(2)	1,863	$ 22,915
Tucows, Inc., Class A(1)	790	10,641
Unisys Corp.(1)	6,557	23,999
Whitefiber, Inc.(1)	887	34,460
		$ 1,101,191
Leisure Products — 0.5%
Acushnet Holdings Corp.	2,541	$ 301,185
Callaway Golf Co.(1)	12,817	240,831
Escalade, Inc.	822	15,437
Funko, Inc., Class A(1)	3,416	20,086
JAKKS Pacific, Inc.	597	13,898
Johnson Outdoors, Inc., Class A	590	27,164
Latham Group, Inc.(1)	4,588	29,684
Malibu Boats, Inc., Class A(1)	1,818	49,868
MasterCraft Boat Holdings, Inc.(1)	1,803	46,554
Peloton Interactive, Inc., Class A(1)	37,128	219,427
Polaris, Inc.	4,970	340,147
Smith & Wesson Brands, Inc.	3,707	55,753
Sturm Ruger & Co., Inc.	1,152	43,603
Tron, Inc.(1)	4,689	7,549
		$1,411,186
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class A(1)	10,821	$414,877
Adaptive Biotechnologies Corp.(1)	13,987	300,021
Alamar Biosciences, Inc.(1)	1,207	32,698
Alpha Teknova, Inc.(1)	1,108	6,293
Azenta, Inc.(1)	3,817	97,410
BioLife Solutions, Inc.(1)	3,873	109,374
Codexis, Inc.(1)	8,428	19,047
CryoPort, Inc.(1)	4,259	66,866
Cytek Biosciences, Inc.(1)	9,823	43,516
Fortrea Holdings, Inc.(1)	8,764	152,494
Ginkgo Bioworks Holdings, Inc.(1)	4,322	42,831
Lifecore Biomedical, Inc.(1)(2)	2,087	10,957
Maravai LifeSciences Holdings, Inc., Class A(1)	9,031	56,353
Mesa Laboratories, Inc.	509	50,671
Nautilus Biotechnology, Inc.(1)	4,513	8,439
OmniAb, Inc.(1)	9,652	23,744
OmniAb, Inc. ($12.50 earnout shares)(1)(3)(4)	462	0
OmniAb, Inc. ($15.00 earnout shares)(1)(3)(4)	462	0
Pacific Biosciences of California, Inc.(1)(2)	22,894	38,462
Personalis, Inc.(1)	6,157	82,504
Quanterix Corp.(1)	3,475	15,012
		$1,571,569
Machinery — 3.2%
3D Systems Corp.(1)	12,675	$38,279
Aebi Schmidt Holding AG	3,533	44,339
AirJoule Technologies Corp.(1)(2)	2,194	12,155
Security	Shares	Value
Machinery (continued)
Alamo Group, Inc.	961	$ 158,075
Albany International Corp., Class A	2,628	195,786
Alliance Laundry Holdings, Inc.(1)	3,989	105,788
Astec Industries, Inc.	2,112	129,233
Atmus Filtration Technologies, Inc.	7,579	386,453
Blue Bird Corp.(1)	2,897	228,747
CECO Environmental Corp.(1)	4,791	434,735
Columbus McKinnon Corp.	2,340	35,404
Commercial Vehicle Group, Inc.(1)	2,823	13,042
Douglas Dynamics, Inc.	2,119	114,320
Elmet Group Co.(1)(2)	903	17,825
Energy Recovery, Inc.(1)	4,452	40,157
Enerpac Tool Group Corp.	4,735	169,797
Enpro, Inc.	1,957	737,652
ESCO Technologies, Inc.	2,406	842,196
Federal Signal Corp.	5,544	712,349
Franklin Electric Co., Inc.	3,477	372,700
FreightCar America, Inc.(1)	1,348	13,130
Gencor Industries, Inc.(1)	870	12,980
Gorman-Rupp Co.	1,941	178,067
Graham Corp.(1)	972	120,324
Greenbrier Cos., Inc.	2,807	137,571
Helios Technologies, Inc.	3,030	270,428
Hillman Solutions Corp.(1)	18,113	152,874
Hyster-Yale, Inc.	1,071	37,549
JBT Marel Corp.	4,821	699,045
Kadant, Inc.	1,091	342,825
Kennametal, Inc.	7,046	246,962
L B Foster Co., Class A(1)	888	40,111
Lindsay Corp.	911	112,782
Luxfer Holdings PLC	2,400	43,296
Manitowoc Co., Inc.(1)	2,863	39,767
Mayville Engineering Co., Inc.(1)	1,329	49,784
Microvast Holdings, Inc.(1)(2)	16,625	19,451
Miller Industries, Inc.	1,050	53,708
Mueller Water Products, Inc., Class A	14,276	368,749
Omega Flex, Inc.	248	7,785
Palladyne AI Corp.(1)(2)	2,607	15,851
Park-Ohio Holdings Corp.	916	35,220
Perma-Pipe International Holdings, Inc.(1)	675	18,380
Proto Labs, Inc.(1)	2,190	178,507
Richtech Robotics, Inc., Class B(1)(2)	16,982	35,832
Standex International Corp.	1,105	395,225
Taylor Devices, Inc.(1)	293	17,193
Tennant Co.	1,571	137,525
Terex Corp.	10,457	756,982
Titan International, Inc.(1)	4,063	31,326
Trinity Industries, Inc.	7,332	253,541
Twin Disc, Inc.	1,047	24,290
Velo3D, Inc.(1)(2)	1,499	26,308
Wabash National Corp.	3,439	46,427

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Worthington Enterprises, Inc.	2,842	$ 152,786
		$ 9,861,613
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(1)	859	$ 15,084
Costamare, Inc.	3,738	52,407
Genco Shipping & Trading Ltd.	2,837	70,301
Himalaya Shipping Ltd.(1)	2,261	30,207
Matson, Inc.(2)	2,767	531,900
Pangaea Logistics Solutions Ltd.	3,008	19,552
Safe Bulkers, Inc.	4,679	29,525
		$748,976
Media — 0.5%
Advantage Solutions, Inc.(1)(2)	359	$15,523
AMC Global Media, Inc., Class A(1)	3,026	30,200
Boston Omaha Corp., Class A(1)	2,278	31,072
Cable One, Inc.(1)	431	22,890
Clear Channel Outdoor Holdings, Inc.(1)	35,513	85,941
DoubleVerify Holdings, Inc.(1)	12,812	138,882
Emerald Holding, Inc.(2)	1,289	6,497
Entravision Communications Corp., Class A	5,618	73,259
EW Scripps Co., Class A(1)	5,870	16,260
Gray Media, Inc.	8,170	32,435
Ibotta, Inc., Class A(1)(2)	907	30,983
iHeartMedia, Inc., Class A(1)	11,188	47,997
John Wiley & Sons, Inc., Class A	3,440	166,874
Lee Enterprises, Inc.(1)(2)	599	5,367
Magnite, Inc.(1)	13,107	248,771
MNTN, Inc., Class A(1)	4,257	39,164
National CineMedia, Inc.	6,944	26,387
Newsmax, Inc.(1)(2)	3,856	31,928
Nexxen International Ltd.(1)	2,533	22,873
Optimum Communications, Inc., Class A(1)(2)	21,842	31,671
PubMatic, Inc., Class A(1)	3,056	40,095
Scholastic Corp.	1,383	63,618
Sinclair, Inc.	3,836	54,663
Stagwell, Inc.(1)(2)	9,647	71,677
TechTarget, Inc.(1)	2,573	9,263
USA TODAY Co., Inc.(1)	11,786	100,770
		$1,445,060
Metals & Mining — 1.8%
Alpha Metallurgical Resources, Inc.(1)	978	$161,311
American Battery Technology Co.(1)(2)	10,193	28,846
Ampco-Pittsburgh Corp.(1)	1,471	12,724
Caledonia Mining Corp. PLC	1,356	25,900
Century Aluminum Co.(1)	6,370	293,084
Commercial Metals Co.	10,241	642,623
Compass Minerals International, Inc.(1)	2,913	90,682
Constellium SE(1)	12,298	391,937
Security	Shares	Value
Metals & Mining (continued)
Contango Silver & Gold, Inc.(1)	2,388	$ 37,706
Critical Metals Corp.(1)(2)	6,162	63,160
Dakota Gold Corp.(1)	10,599	45,152
Elemental Royalty Corp.(2)	3,241	56,588
Ferroglobe PLC	9,988	31,762
Friedman Industries, Inc.	679	21,850
Gold Resource Corp.(1)	14,968	18,860
Hycroft Mining Holding Corp., Class A(1)	4,954	115,924
Idaho Strategic Resources, Inc.(1)	1,393	45,621
Ivanhoe Electric, Inc.(1)	11,017	105,873
Kaiser Aluminum Corp.	1,501	293,641
Lifezone Metals Ltd.(1)(2)	3,577	13,879
Materion Corp.	1,905	566,528
McEwen, Inc.(1)	4,745	86,027
Metallus, Inc.(1)	3,067	57,322
NioCorp Developments Ltd.(1)	13,003	62,674
Novagold Resources, Inc.(1)	31,647	188,933
Perpetua Resources Corp.(1)	7,806	162,053
Ramaco Resources, Inc., Class A(1)	3,980	52,655
Ramaco Resources, Inc., Class B(1)	639	5,463
Ryerson Holding Corp.	4,115	101,270
Silver Bow Mining Corp.(1)	485	3,279
SSR Mining, Inc.(1)	20,042	566,788
SunCoke Energy, Inc.	7,098	57,139
Tredegar Corp.(1)	2,145	17,074
U.S. Antimony Corp.(1)(2)	12,151	88,216
U.S. Gold Corp.(1)(2)	1,124	17,231
U.S. Goldmining, Inc.(1)(2)	166	1,350
USA Rare Earth, Inc.(1)	17,633	380,520
Vista Gold Corp.(1)	13,117	25,053
Vox Royalty Corp.	5,661	26,776
Warrior Met Coal, Inc.	4,824	391,516
Worthington Steel, Inc.	3,031	101,781
		$5,456,771
Mortgage REITs — 0.7%
ACRES Commercial Realty Corp.(1)	629	$11,190
Adamas Trust, Inc.	7,109	66,682
Angel Oak Mortgage REIT, Inc.(2)	1,529	13,883
Apollo Commercial Real Estate Finance, Inc.	11,675	124,689
Arbor Realty Trust, Inc.(2)	17,425	94,443
Ares Commercial Real Estate Corp.	5,128	23,076
ARMOUR Residential REIT, Inc.(2)	11,548	201,513
Blackstone Mortgage Trust, Inc., Class A	14,666	248,589
BrightSpire Capital, Inc.	10,780	58,751
Chicago Atlantic Real Estate Finance, Inc.	1,352	14,493
Chimera Investment Corp.	7,651	102,064
Claros Mortgage Trust, Inc.(1)	9,023	21,204
Dynex Capital, Inc.	19,920	261,151
Ellington Financial, Inc.	11,318	154,038
Franklin BSP Realty Trust, Inc.	6,841	55,686

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Mortgage REITs (continued)
Invesco Mortgage Capital, Inc.(2)	8,278	$ 65,396
KKR Real Estate Finance Trust, Inc.	4,773	32,647
Ladder Capital Corp.	10,403	103,510
MFA Financial, Inc.	8,608	83,412
Nexpoint Real Estate Finance, Inc.(2)	588	9,114
Orchid Island Capital, Inc.(2)	18,681	130,207
PennyMac Mortgage Investment Trust	8,038	90,669
Ready Capital Corp.	12,325	21,569
Redwood Trust, Inc.	11,108	52,652
Seven Hills Realty Trust	1,253	10,563
TPG Mortgage Investment Trust, Inc.	2,820	22,334
TPG RE Finance Trust, Inc.	5,635	47,165
Two Harbors Investment Corp.	9,673	120,042
		$2,240,732
Multi-Utilities — 0.4%
Avista Corp.	7,621	$311,775
Black Hills Corp.	7,062	525,413
Northwestern Energy Group, Inc.	5,690	407,518
Unitil Corp.	1,640	86,411
		$1,331,117
Office REITs — 0.6%
Brandywine Realty Trust	14,392	$45,623
COPT Defense Properties	10,544	383,696
Douglas Emmett, Inc.	15,050	177,590
Easterly Government Properties, Inc.	4,052	101,016
Empire State Realty Trust, Inc., Class A	13,055	70,628
Highwoods Properties, Inc.	10,145	305,973
Hudson Pacific Properties, Inc.(1)	4,547	69,069
JBG SMITH Properties	5,216	76,519
NET Lease Office Properties	1,455	16,194
Orion Properties, Inc.	4,878	14,097
Piedmont Realty Trust, Inc., Class A(1)	11,520	105,408
Postal Realty Trust, Inc., Class A(2)	2,258	55,637
SL Green Realty Corp.(2)	6,615	342,459
		$1,763,909
Oil, Gas & Consumable Fuels — 3.2%
Aemetis, Inc.(1)(2)	5,883	$9,648
American Resources Corp.(1)(2)	8,049	17,305
Amplify Energy Corp.(1)	3,240	12,895
Ardmore Shipping Corp.	2,883	40,391
BKV Corp.(1)	2,946	80,603
California Resources Corp.	6,672	352,749
Calumet, Inc.(1)	6,280	226,206
Centrus Energy Corp., Class A(1)	1,693	284,204
Clean Energy Fuels Corp.(1)	16,735	34,307
CNX Resources Corp.(1)	12,548	425,754
Comstock Resources, Inc.(1)	6,192	92,385
Comstock, Inc.(1)	6,697	27,860
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Core Natural Resources, Inc.	4,617	$ 369,452
Crescent Energy Co., Class A	23,602	231,772
CVR Energy, Inc.	2,585	71,191
Delek U.S. Holdings, Inc.	5,545	281,741
DHT Holdings, Inc.	13,388	221,304
Diversified Energy Co.	6,443	89,300
Dorian LPG Ltd.	3,416	118,808
Encore Energy Corp.(1)(2)	15,568	20,394
Energy Fuels, Inc.(1)	22,847	331,281
Epsilon Energy Ltd.(2)	1,966	10,636
Evolution Petroleum Corp.	2,605	9,586
Excelerate Energy, Inc., Class A	2,195	83,388
Flex LNG Ltd.(1)(2)	2,882	80,869
FutureFuel Corp.	1,874	8,470
Gevo, Inc.(1)(2)	19,627	29,441
Golar LNG Ltd.	8,926	444,872
Granite Ridge Resources, Inc.	5,158	22,747
Green Plains, Inc.(1)	6,302	96,925
Gulfport Energy Corp.(1)	1,445	245,216
HighPeak Energy, Inc.(2)	1,867	13,050
Infinity Natural Resources, Inc., Class A(1)	1,286	16,332
International Seaways, Inc.	3,828	293,187
Kinetik Holdings, Inc.	4,691	226,763
Kolibri Global Energy, Inc.(1)	3,601	17,933
Kosmos Energy Ltd.(1)	54,002	113,944
Lightbridge Corp.(1)	3,111	27,346
Magnolia Oil & Gas Corp., Class A	16,888	431,995
Murphy Oil Corp.	12,594	410,061
NACCO Industries, Inc., Class A	304	15,215
Navigator Holdings Ltd.	3,368	62,746
New Era Energy & Digital, Inc.(1)	7,291	46,517
NextDecade Corp.(1)(2)	14,348	108,184
Nordic American Tankers Ltd.	18,704	103,620
Northern Oil & Gas, Inc.	9,570	173,695
OPAL Fuels, Inc., Class A(1)(2)	2,158	4,748
Par Pacific Holdings, Inc.(1)	4,464	250,341
PBF Energy, Inc., Class A	8,977	408,633
Peabody Energy Corp.	11,255	260,216
PEDEVCO Corp.(1)	139	1,871
PrimeEnergy Resources Corp.(1)(2)	61	10,180
REX American Resources Corp.(1)	2,666	120,370
Riley Exploration Permian, Inc.	1,189	39,189
Ring Energy, Inc.(1)	17,393	18,784
Sable Offshore Corp.(1)	12,148	37,416
SandRidge Energy, Inc.	2,582	35,373
Scorpio Tankers, Inc.	4,228	292,831
SFL Corp. Ltd.	11,284	115,097
SM Energy Co.	22,144	577,958
Summit Midstream Corp.(1)	708	20,164
Talos Energy, Inc.(1)	11,617	149,975
Teekay Corp. Ltd.	5,106	51,060

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Teekay Tankers Ltd., Class A	2,233	$ 144,855
Uranium Energy Corp.(1)	44,916	478,805
Ur-Energy, Inc.(1)	34,550	46,988
VAALCO Energy, Inc.	8,591	43,642
Vitesse Energy, Inc.(2)	2,464	38,857
W&T Offshore, Inc.	9,698	30,549
World Kinect Corp.	4,616	152,051
		$ 9,762,241
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,653	$25,919
Magnera Corp.(1)	2,594	30,479
Sylvamo Corp.	3,076	116,273
		$172,671
Passenger Airlines — 0.5%
Allegiant Travel Co.(1)	2,217	$260,719
flyExclusive, Inc.(1)	435	870
Frontier Group Holdings, Inc.(1)	4,743	37,517
JetBlue Airways Corp.(1)	30,967	177,441
Joby Aviation, Inc.(1)(2)	61,529	548,839
Republic Airways Holdings, Inc.(1)	1,292	27,145
SkyWest, Inc.(1)	3,639	361,462
Wheels Up Experience, Inc.(1)(2)	494	4,431
		$1,418,424
Personal Care Products — 0.3%
BellRing Brands, Inc.(1)	10,774	$139,416
Coty, Inc., Class A(1)	32,849	70,954
Edgewell Personal Care Co.	4,295	115,364
Herbalife Ltd.(1)	9,315	122,492
Honest Co., Inc.(1)	9,534	34,894
Interparfums, Inc.	1,685	188,484
Nature's Sunshine Products, Inc.(1)	1,359	29,626
Niagen Bioscience, Inc.(1)(2)	4,797	15,302
Nu Skin Enterprises, Inc., Class A	4,085	21,569
Oddity Tech Ltd., Class A(1)(2)	3,658	55,346
Olaplex Holdings, Inc.(1)	13,585	27,849
USANA Health Sciences, Inc.(1)	1,121	23,933
		$845,229
Pharmaceuticals — 2.7%
Aclaris Therapeutics, Inc.(1)	10,756	$56,899
Alto Neuroscience, Inc.(1)	2,377	62,729
Alumis, Inc.(1)	7,168	201,708
Amneal Pharmaceuticals, Inc.(1)	15,501	268,322
Amphastar Pharmaceuticals, Inc.(1)	3,101	62,578
Amylyx Pharmaceuticals, Inc.(1)	8,346	149,894
AN2 Therapeutics, Inc.(1)	2,402	11,626
ANI Pharmaceuticals, Inc.(1)	1,865	154,385
Security	Shares	Value
Pharmaceuticals (continued)
Aquestive Therapeutics, Inc.(1)(2)	9,800	$ 40,768
Arvinas, Inc.(1)	4,550	37,810
AtaiBeckley, Inc.(1)	29,077	153,236
Atea Pharmaceuticals, Inc.(1)	5,914	27,500
Avalyn Pharma, Inc.(1)	1,555	51,191
BioAge Labs, Inc.(1)	3,190	78,187
Collegium Pharmaceutical, Inc.(1)	2,989	108,202
Context Therapeutics, Inc.(1)	8,455	4,683
Contineum Therapeutics, Inc., Class A(1)	2,439	39,975
CorMedix, Inc.(1)	6,562	51,512
Crinetics Pharmaceuticals, Inc.(1)	9,412	352,197
Definium Therapeutics, Inc.(1)	11,736	552,061
Edgewise Therapeutics, Inc.(1)	6,491	263,729
Enliven Therapeutics, Inc.(1)	3,888	197,316
Esperion Therapeutics, Inc.(1)	18,512	58,498
Eton Pharmaceuticals, Inc.(1)	2,423	87,713
Evolus, Inc.(1)	5,415	37,580
EyePoint, Inc.(1)	7,023	100,429
Fulcrum Therapeutics, Inc.(1)	4,898	17,927
Harmony Biosciences Holdings, Inc.(1)	4,100	149,281
Harrow, Inc.(1)	2,939	124,819
Indivior Pharmaceuticals, Inc.(1)	10,887	446,694
Innoviva, Inc.(1)	6,861	155,813
LB Pharmaceuticals, Inc.(1)	2,031	65,916
LENZ Therapeutics, Inc.(1)(2)	1,351	7,674
Lexicon Pharmaceuticals, Inc.(1)	22,586	54,206
Ligand Pharmaceuticals, Inc.(1)	1,823	576,232
Liquidia Corp.(1)	6,406	510,750
Maze Therapeutics, Inc.(1)	3,202	95,548
MBX Biosciences, Inc.(1)	2,817	155,498
MediWound Ltd.(1)(2)	785	11,539
Nektar Therapeutics(1)	3,128	218,366
Neumora Therapeutics, Inc.(1)	9,313	15,832
Nuvation Bio, Inc.(1)	22,875	129,930
Ocular Therapeutix, Inc.(1)	18,688	183,516
Omeros Corp.(1)(2)	6,547	62,262
Oramed Pharmaceuticals, Inc.	3,088	14,853
Pacira BioSciences, Inc.(1)	3,345	84,863
Perrigo Co. PLC	12,782	132,805
Phathom Pharmaceuticals, Inc.(1)	4,463	48,424
Phibro Animal Health Corp., Class A	1,709	53,663
Prestige Consumer Healthcare, Inc.(1)	4,351	205,672
Rapport Therapeutics, Inc.(1)	2,780	115,843
Relmada Therapeutics, Inc.(1)	8,582	59,387
Septerna, Inc.(1)	1,944	65,105
SIGA Technologies, Inc.	3,774	13,737
SpyGlass Pharma, Inc.(1)	1,006	22,394
Supernus Pharmaceuticals, Inc.(1)	5,097	237,061
Tarsus Pharmaceuticals, Inc.(1)	3,801	239,235
Theravance Biopharma, Inc.(1)	3,662	62,254
Third Harmonic Bio, Inc.(1)(3)	2,017	61

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Trevi Therapeutics, Inc.(1)	9,727	$ 181,409
VeraDermics, Inc.(1)	1,976	242,929
WaVe Life Sciences Ltd.(1)	11,436	66,443
Xeris Biopharma Holdings, Inc.(1)	15,562	123,251
Zevra Therapeutics, Inc.(1)	5,345	76,647
		$ 8,238,567
Professional Services — 1.1%
Asure Software, Inc.(1)	2,521	$ 20,017
Barrett Business Services, Inc.	2,081	73,917
BlackSky Technology, Inc.(1)	3,039	84,849
CBIZ, Inc.(1)	4,466	143,269
Clarivate PLC(1)	31,777	68,638
Concentrix Corp.	3,880	86,931
Conduent, Inc.(1)	12,458	18,189
CRA International, Inc.	553	78,692
Exponent, Inc.	4,475	262,951
Falcon's Beyond Global, Inc., Class A(1)(2)	2,541	45,535
First Advantage Corp.(1)	7,285	131,494
Franklin Covey Co.(1)(2)	813	19,943
HireQuest, Inc.(2)	443	5,564
Huron Consulting Group, Inc.(1)	1,425	128,478
IBEX Holdings Ltd.(1)	1,019	30,947
ICF International, Inc.	1,659	120,875
Innodata, Inc.(1)	2,890	218,426
Insperity, Inc.	3,352	138,471
Kelly Services, Inc., Class A	2,535	31,130
Kforce, Inc.	1,499	70,333
Korn Ferry	4,792	319,051
Legalzoom.com, Inc.(1)	9,913	60,767
ManpowerGroup, Inc.	4,254	143,658
Maximus, Inc.	4,998	268,692
Mistras Group, Inc.(1)	1,607	28,074
Public Policy Holding Co., Inc.(5)	345	2,556
RCM Technologies, Inc.(1)	501	14,143
Resolute Holdings Management, Inc.(1)(2)	359	51,886
Spire Global, Inc.(1)(2)	2,759	51,317
TIC Solutions, Inc.(1)(2)	16,209	131,131
TriNet Group, Inc.	2,501	123,775
TrueBlue, Inc.(1)	3,148	21,942
Upwork, Inc.(1)	10,282	85,958
Verra Mobility Corp.(1)	13,351	56,742
Willdan Group, Inc.(1)	1,331	105,282
		$3,243,623
Real Estate Management & Development — 0.7%
AGNT, Inc.	7,935	$42,929
American Realty Investors, Inc.(1)(2)	112	2,494
Compass, Inc., Class A(1)	65,274	804,829
Comstock Holding Cos., Inc.(1)	326	5,213
Cushman & Wakefield Ltd.(1)	21,691	290,443
Security	Shares	Value
Real Estate Management & Development (continued)
Douglas Elliman, Inc.(1)	7,487	$ 13,252
Forestar Group, Inc.(1)	1,808	57,223
FRP Holdings, Inc.(1)	1,176	29,388
Marcus & Millichap, Inc.	2,004	62,465
Maui Land & Pineapple Co., Inc.(1)	623	11,077
Newmark Group, Inc., Class A	14,384	217,342
Opendoor Technologies, Inc.(1)	85,507	395,042
RE/MAX Holdings, Inc., Class A(1)	1,564	15,421
Real Brokerage, Inc.(1)	14,156	25,764
RMR Group, Inc., Class A	1,361	27,941
Seaport Entertainment Group, Inc.(1)(2)	762	20,269
St. Joe Co.	3,530	221,084
Tejon Ranch Co.(1)	2,066	38,634
Transcontinental Realty Investors, Inc.(1)	94	4,323
		$2,285,133
Residential REITs — 0.2%
BRT Apartments Corp.	1,176	$18,075
Centerspace	1,555	87,375
Independence Realty Trust, Inc.	21,798	363,809
NexPoint Residential Trust, Inc.	1,879	52,462
UMH Properties, Inc.	7,476	113,187
		$634,908
Retail REITs — 1.3%
Acadia Realty Trust	12,395	$259,180
Alexander's, Inc.	180	49,601
CBL & Associates Properties, Inc.	1,698	90,147
Curbline Properties Corp.	8,990	273,296
FrontView REIT, Inc.	1,956	39,570
Getty Realty Corp.	5,290	176,474
InvenTrust Properties Corp.	7,201	254,915
Kite Realty Group Trust	18,785	533,118
Macerich Co.	25,954	653,781
NETSTREIT Corp.(2)	9,001	190,191
Phillips Edison & Co., Inc.	11,684	486,288
Saul Centers, Inc.	1,207	45,130
SITE Centers Corp.	4,653	18,472
Tanger, Inc.	10,418	411,199
Urban Edge Properties	11,745	268,726
Whitestone REIT	4,215	79,916
		$3,830,004
Semiconductors & Semiconductor Equipment — 3.5%
ACM Research, Inc., Class A(1)	4,896	$621,253
Aehr Test Systems(1)	2,779	266,951
Aeluma, Inc.(1)(2)	982	21,682
Alpha & Omega Semiconductor Ltd.(1)	2,090	98,920
Ambarella, Inc.(1)	3,872	332,218
Ambiq Micro, Inc.(1)	1,687	148,962
Amtech Systems, Inc.(1)	1,063	24,534

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Atomera, Inc.(1)	2,988	$ 26,025
Axcelis Technologies, Inc.(1)	2,848	539,554
AXT, Inc.(1)	5,670	408,694
Blaize Holdings, Inc.(1)	6,118	8,443
Canadian Solar, Inc.(1)(2)	4,440	71,129
CEVA, Inc.(1)	2,517	118,702
Cohu, Inc.(1)	4,241	313,452
Diodes, Inc.(1)	4,177	457,131
Everspin Technologies, Inc.(1)	1,767	42,726
GSI Technology, Inc.(1)	2,873	22,208
Ichor Holdings Ltd.(1)	3,186	357,724
Impinj, Inc.(1)	2,656	380,419
indie Semiconductor, Inc., Class A(1)(2)	19,457	87,362
inTEST Corp.(1)	1,058	19,224
Kopin Corp.(1)	15,264	68,383
Kulicke & Soffa Industries, Inc.	4,710	630,009
MaxLinear, Inc.(1)	7,865	1,006,956
Navitas Semiconductor Corp.(1)	16,641	298,207
NVE Corp.	394	41,193
PDF Solutions, Inc.(1)	3,003	212,582
Penguin Solutions, Inc.(1)	4,568	347,214
Photronics, Inc.(1)	5,281	171,791
Power Integrations, Inc.	5,089	426,255
QuickLogic Corp.(1)	1,500	29,955
Rigetti Computing, Inc.(1)	30,439	588,081
Silicon Laboratories, Inc.(1)	3,012	658,303
SkyWater Technology, Inc.(1)	3,391	118,075
Synaptics, Inc.(1)	3,532	438,780
T1 Energy, Inc.(1)	16,643	157,776
Toyo Co. Ltd.(1)	736	5,115
Ultra Clean Holdings, Inc.(1)	4,084	582,337
Veeco Instruments, Inc.(1)	5,463	414,095
Wolfspeed, Inc.(1)	2,622	126,511
		$10,688,931
Software — 5.8%
8x8, Inc.(1)	11,167	$19,096
A10 Networks, Inc.	6,581	245,866
ACI Worldwide, Inc.(1)	9,339	469,658
Adeia, Inc.	10,124	333,383
Agilysys, Inc.(1)	2,391	249,859
Alarm.com Holdings, Inc.(1)	4,348	203,139
Alkami Technology, Inc.(1)(2)	5,701	103,302
Amplitude, Inc., Class A(1)	8,749	66,930
Appian Corp., Class A(1)	3,293	75,410
Arteris, Inc.(1)	3,178	154,419
Asana, Inc., Class A(1)	8,846	61,922
AvePoint, Inc.(1)	15,398	172,612
Bit Digital, Inc.(1)	26,584	47,851
Bitdeer Technologies Group, Class A(1)(2)	11,786	187,044
Blackbaud, Inc.(1)	3,200	94,784
Security	Shares	Value
Software (continued)
BlackLine, Inc.(1)	4,520	$ 126,876
Blend Labs, Inc., Class A(1)	17,536	29,987
Box, Inc., Class A(1)	12,465	330,821
Braze, Inc., Class A(1)	8,690	188,486
C3.ai, Inc., Class A(1)(2)	12,480	113,443
Cerence, Inc.(1)	3,358	38,013
Cipher Digital, Inc.(1)	30,831	755,359
Cleanspark, Inc.(1)	22,982	334,388
Clear Secure, Inc., Class A	8,661	482,678
Commvault Systems, Inc.(1)	4,066	576,274
Consensus Cloud Solutions, Inc.(1)	1,622	61,879
Core Scientific, Inc.(1)	28,507	729,494
CS Disco, Inc.(1)	1,668	6,305
Daily Journal Corp.(1)	123	73,946
Digimarc Corp.(1)(2)	1,402	11,524
Digital Turbine, Inc.(1)	10,249	132,212
Domo, Inc., Class B(1)(2)	3,023	9,462
Duos Technologies Group, Inc.(1)	2,399	28,788
D-Wave Quantum, Inc.(1)(2)	33,536	804,529
eGain Corp.(1)(2)	1,491	9,393
EverCommerce, Inc.(1)	1,500	15,090
Five9, Inc.(1)	6,950	148,174
Freshworks, Inc., Class A(1)	19,488	197,219
Hut 8 Corp.(1)	9,380	1,082,874
I3 Verticals, Inc., Class A(1)	1,928	41,182
Intapp, Inc.(1)	5,096	128,470
Intellicheck, Inc.(1)	1,675	6,868
InterDigital, Inc.	2,372	671,584
JFrog Ltd.(1)	9,911	900,712
Kaltura, Inc.(1)	6,855	8,911
Keel Infrastructure Corp.(1)	53,593	307,624
Life360, Inc.(1)(2)	1,664	92,119
LiveRamp Holdings, Inc.(1)	5,678	213,720
MARA Holdings, Inc.(1)(2)	35,203	488,970
Mitek Systems, Inc.(1)	4,100	82,533
N-able, Inc.(1)	6,953	25,518
nCino, Inc.(1)	9,758	159,543
NCR Voyix Corp.(1)(2)	12,809	104,650
NextNav, Inc.(1)(2)	9,212	164,250
OneSpan, Inc.	3,016	43,280
Ooma, Inc.(1)	2,353	45,225
PagerDuty, Inc.(1)	7,136	68,862
PAR Technology Corp.(1)	3,786	65,952
Porch Group, Inc.(1)	8,854	133,164
Progress Software Corp.(1)	3,836	128,813
Q2 Holdings, Inc.(1)	5,770	277,537
Qualys, Inc.(1)	3,303	454,129
Rapid7, Inc.(1)	5,339	43,246
REalloys, Inc.(1)(2)	5,168	74,678
Red Violet, Inc.(1)	917	58,431
ReposiTrak, Inc.(2)	1,148	10,332

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Rimini Street, Inc.(1)	3,438	$ 14,646
Riot Platforms, Inc.(1)	32,416	887,550
Roadzen, Inc.(1)	4,179	6,101
ServiceTitan, Inc., Class A(1)	5,574	394,138
Silvaco Group, Inc.(1)	614	8,467
Soluna Holdings, Inc.(1)	9,516	12,847
SoundHound AI, Inc., Class A(1)(2)	36,325	235,023
Sprinklr, Inc., Class A(1)	9,404	48,525
Sprout Social, Inc., Class A(1)	4,319	32,608
SPS Commerce, Inc.(1)	3,387	193,635
Telos Corp.(1)	5,513	25,360
Tenable Holdings, Inc.(1)	10,438	384,953
Teradata Corp.(1)	8,687	301,005
Thryv Holdings, Inc.(1)	3,115	12,273
Varonis Systems, Inc.(1)	10,374	435,293
Veritone, Inc.(1)	7,649	10,479
Vertex, Inc., Class A(1)	6,609	75,871
Via Transportation, Inc., Class A(1)(2)	4,796	86,999
Viant Technology, Inc., Class A(1)	1,602	20,281
Weave Communications, Inc.(1)	5,955	35,670
Workiva, Inc.(1)	4,725	229,210
Xperi, Inc.(1)	4,164	34,270
Yext, Inc.(1)	8,479	39,597
ZenaTech, Inc.(1)(2)	3,926	5,889
Zeta Global Holdings Corp., Class A(1)	20,623	405,861
		$17,509,343
Specialized REITs — 0.3%
Farmland Partners, Inc.	3,156	$30,550
Four Corners Property Trust, Inc.	10,105	248,078
Gladstone Land Corp.	3,332	28,422
Outfront Media, Inc.	14,649	479,901
Safehold, Inc.	4,693	73,680
Smartstop Self Storage REIT, Inc.	5,126	166,595
		$1,027,226
Specialty Retail — 1.9%
1-800-Flowers.com, Inc., Class A(1)(2)	2,081	$7,242
Abercrombie & Fitch Co., Class A(1)	4,055	364,991
Academy Sports & Outdoors, Inc.	5,925	279,245
Advance Auto Parts, Inc.(2)	5,584	347,436
American Eagle Outfitters, Inc.	14,430	248,196
Arhaus, Inc.	4,156	34,994
Arko Corp.	6,134	49,256
ARKO Petroleum Corp.	1,121	21,131
Asbury Automotive Group, Inc.(1)	1,786	359,129
Barnes & Noble Education, Inc.(1)	1,528	19,192
Bed Bath & Beyond, Inc.(1)	6,780	39,256
Bob's Discount Furniture, Inc.(1)	1,781	28,175
Boot Barn Holdings, Inc.(1)	2,824	463,898
Buckle, Inc.	2,954	124,659
Security	Shares	Value
Specialty Retail (continued)
Build-A-Bear Workshop, Inc.(2)	1,039	$ 31,804
Caleres, Inc.	2,760	34,141
Camping World Holdings, Inc., Class A	5,036	38,425
Citi Trends, Inc.(1)	488	28,226
Designer Brands, Inc., Class A(2)	2,771	16,155
Envela Corp.(1)	679	19,610
EVgo, Inc.(1)(2)	10,710	20,456
Genesco, Inc.(1)	983	33,196
Group 1 Automotive, Inc.	1,070	311,552
Haverty Furniture Cos., Inc.	1,371	35,002
J Jill, Inc.	376	5,967
Lands' End, Inc.(1)(2)	1,134	11,884
MarineMax, Inc.(1)	1,820	66,648
Monro, Inc.	2,497	42,724
National Vision Holdings, Inc.(1)	7,226	137,366
OneWater Marine, Inc., Class A(1)	953	10,740
Outdoor Holding Co.(1)	6,601	15,050
Petco Health & Wellness Co., Inc.(1)	8,134	22,124
RealReal, Inc.(1)	10,229	120,600
Rent the Runway, Inc., Class A(1)(2)	755	2,378
Revolve Group, Inc.(1)	3,827	87,600
RH(1)	1,428	235,234
RideNow Group, Inc.(1)	1,425	9,491
Sally Beauty Holdings, Inc.(1)	8,454	119,540
Shoe Station Group, Inc.	1,826	27,080
Signet Jewelers Ltd.	3,606	310,837
Sonic Automotive, Inc., Class A	1,107	93,863
Stitch Fix, Inc., Class A(1)	10,602	43,574
ThredUp, Inc., Class A(1)	9,550	65,417
Torrid Holdings, Inc.(1)(2)	979	1,831
Upbound Group, Inc.	5,015	106,418
Urban Outfitters, Inc.(1)	5,346	378,818
Victoria's Secret & Co.(1)	6,408	534,940
Warby Parker, Inc., Class A(1)	9,406	285,378
Winmark Corp.	277	117,193
Zumiez, Inc.(1)	1,196	21,289
		$5,829,351
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.(1)	3,865	$37,375
CPI Card Group, Inc.(1)	721	14,982
Diebold Nixdorf, Inc.(1)	1,982	168,510
Eastman Kodak Co.(1)	5,147	47,610
GPGI, Inc., Class A	16,435	260,495
Immersion Corp.(2)	2,586	17,507
Infleqtion, Inc.(1)(2)	10,680	142,258
One Stop Systems, Inc.(1)	2,039	37,069
Quantum Computing, Inc.(1)(2)	18,733	181,710
Turtle Beach Corp.(1)	1,190	14,815
Xerox Holdings Corp.	9,840	30,799
		$953,130

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(1)	10,901	$ 202,431
Carter's, Inc.	3,281	135,046
Ermenegildo Zegna NV	4,152	54,059
Figs, Inc., Class A(1)	8,636	88,346
Fossil Group, Inc.(1)	4,941	20,456
G-III Apparel Group Ltd.	3,230	108,883
Kontoor Brands, Inc.	5,043	420,284
Movado Group, Inc.	1,246	48,980
Oxford Industries, Inc.	1,181	41,181
Playboy, Inc.(1)	5,262	6,420
Rocky Brands, Inc.	588	24,249
Steven Madden Ltd.	6,658	280,302
Superior Group of Cos., Inc.	1,274	16,715
Under Armour, Inc., Class A(1)	17,513	111,908
Under Armour, Inc., Class C(1)	17,000	105,740
Wolverine World Wide, Inc.	7,539	124,619
		$1,789,619
Tobacco — 0.1%
Turning Point Brands, Inc.	1,724	$146,213
Universal Corp.	2,278	118,843
		$265,056
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc.(1)	2,313	$14,965
BlueLinx Holdings, Inc.(1)	640	39,603
Boise Cascade Co.	3,299	256,101
Custom Truck One Source, Inc.(1)	5,004	59,097
Distribution Solutions Group, Inc.(1)	894	24,451
DNOW, Inc.(1)	17,058	221,242
DXP Enterprises, Inc.(1)	1,184	199,788
EVI Industries, Inc.	392	5,794
GATX Corp.	3,260	577,639
Global Industrial Co.	1,285	42,996
Herc Holdings, Inc.	3,044	436,327
Hudson Technologies, Inc.(1)	3,215	18,454
Karat Packaging, Inc.	698	23,355
McGrath RentCorp	2,255	272,923
NPK International, Inc.(1)	7,520	119,643
Rush Enterprises, Inc., Class A	5,597	408,497
Rush Enterprises, Inc., Class B	852	65,178
Titan Machinery, Inc.(1)	2,046	43,212
Transcat, Inc.(1)	849	78,762
Willis Lease Finance Corp.	346	79,165
Xometry, Inc., Class A(1)	4,201	405,481
		$3,392,673
Transportation Infrastructure — 0.0%†
Sky Harbour Group Corp.(1)	2,172	$21,372
		$21,372
Security	Shares	Value
Water Utilities — 0.3%
American States Water Co.	3,624	$ 299,451
Cadiz, Inc.(1)	3,349	13,999
California Water Service Group	5,523	268,694
Consolidated Water Co. Ltd.	1,262	37,229
Global Water Resources, Inc.	641	4,641
H2O America	3,216	195,436
Middlesex Water Co.	1,691	94,967
Pure Cycle Corp.(1)	1,502	16,086
York Water Co.	1,406	43,094
		$973,597
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	6,590	$20,429
KORE Group Holdings, Inc.(1)(2)	525	4,846
Spok Holdings, Inc.	2,080	21,299
Telephone and Data Systems, Inc.	9,104	336,939
		$383,513
Total Common Stocks (identified cost $194,498,140)		$291,136,736

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Equity Funds — 0.9%
iShares Russell 2000 ETF	9,000	$ 2,704,050
Total Exchange-Traded Funds (identified cost $1,501,415)		$ 2,704,050

Rights — 0.0%†

Security	Shares	Value
Biotechnology — 0.0%†
89bio, Inc. CVR, Exp. 12/31/35(1)(2)(3)(4)	10,427	$ 3,545
Aduro Biotech, Inc. CVR(1)(3)(4)	1,109	0
Akero Therapeutics, Inc. CVR, Exp. 6/30/31(1)(3)(4)	5,840	3,796
Arcellx, Inc. CVR, Exp. 12/31/29(1)(3)(4)	3,141	220
Cargo Therapeutics, Inc. CVR(1)(2)(3)(4)	3,478	317
Cartesian Therapeutics, Inc. CVR(1)(2)(3)	9,591	1,726
GTx, Inc. CVR(1)(3)(4)	57	0
Icosavax, Inc. CVR(1)(3)(4)	2,705	839
Inhibrx, Inc. CVR, Exp. 6/30/27(1)(3)(4)	3,412	2,209
Metsera, Inc. CVR, Exp. 12/31/29(1)(3)(4)	4,460	21,854
Poseida Therapeutics, Inc. CVR, Exp. 12/31/34(1)(2)(3)(4)	7,182	3,591
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28(1)(2)(3)(4)	1,221	610
Sage Therapeutics, Inc. CVR, Exp. 12/31/30(1)(3)(4)	5,253	946
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28(1)(3)(4)	690	41
		$39,694

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 0.0%†
TreeHouse Foods, Inc. CVR, Exp. 2/11/33(1)(3)(4)	4,202	$ 8,110
		$ 8,110
Health Care Equipment & Supplies — 0.0%†
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30(1)(3)(4)	3,730	$ 2,313
Paragon 28, Inc. CVR, Exp. 12/31/26(1)(2)(3)(4)	3,915	352
		$ 2,665
Paper & Forest Products — 0.0%†
Resolute Forest Products, Inc. CVR, Exp. 11/30/28(1)(3)(4)	3,447	$ 3,792
		$3,792
Pharmaceuticals — 0.0%†
Alimera Sciences, Inc. CVR(1)(2)(3)(4)	2,099	$84
Avadel Pharmaceuticals PLC CVR, Exp. 12/31/28(1)(3)(4)	7,464	4,777
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29(1)(3)(4)	5,764	1,124
Rain Oncology, Inc. CVR, Exp. 1/26/29(1)(2)(3)(4)	1,403	70
scPharmaceuticals, Inc. CVR, Exp. 12/31/26(1)(3)(4)	2,385	763
		$6,818
Total Rights (identified cost $59,718)		$61,079

Short-Term Investments — 5.2%
Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(6)	7,578,645	$ 7,578,645
Total Affiliated Fund (identified cost $7,578,645)		$ 7,578,645
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(7)	6,185,901	$ 6,185,901
Total Securities Lending Collateral (identified cost $6,185,901)		$ 6,185,901

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/23/26(8)	$2,000	$ 1,995,620
Total U.S. Treasury Obligations (identified cost $1,995,682)		$ 1,995,620
Total Short-Term Investments (identified cost $15,760,228)		$ 15,760,166
Total Investments — 101.9% (identified cost $211,819,501)		$309,662,031

Other Assets, Less Liabilities — (1.9)%	$ (5,749,283)
Net Assets — 100.0%	$303,912,748

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $11,028,901.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $59,353, which represents less than 0.05% of the net assets of the Fund as of June 30, 2026.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $2,556 or less than 0.05% of the Fund’s net assets.
(6)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2026.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	71	Long	9/18/26	$10,811,880	$364,030
					$364,030
Restricted Securities
Description	Acquisition Dates	Cost
89bio, Inc. CVR, Exp. 12/31/35	10/31/25	$3,545
Aduro Biotech, Inc. CVR	10/2/20	0
Akero Therapeutics, Inc. CVR, Exp. 6/30/31	12/10/25	3,796
Alimera Sciences, Inc. CVR	9/17/24	84
Arcellx, Inc. CVR, Exp. 12/31/29	4/29/26	220
Avadel Pharmaceuticals PLC CVR, Exp. 12/31/28	2/13/26	4,777
Cargo Therapeutics, Inc. CVR	8/20/25	0
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29	8/14/23	0
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30	7/20/22	2,313
GTx, Inc. CVR	6/10/19	117
Icosavax, Inc. CVR	2/21/24	839
Inhibrx, Inc. CVR, Exp. 6/30/27	5/30/24	2,218
Metsera, Inc. CVR, Exp. 12/31/29	11/14/25	21,854
OmniAb, Inc. ($12.50 earnout shares)	12/5/22	0
OmniAb, Inc. ($15.00 earnout shares)	12/5/22	0
Paragon 28, Inc. CVR, Exp. 12/31/26	4/21/25	352
Poseida Therapeutics, Inc. CVR, Exp. 12/31/34	1/10/25	3,591
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28	1/25/21	611
Rain Oncology, Inc. CVR, Exp. 1/26/29	1/29/24	70
Resolute Forest Products, Inc. CVR, Exp. 11/30/28	3/1/23	4,895
Sage Therapeutics, Inc. CVR, Exp. 12/31/30	1/8/25	0
scPharmaceuticals, Inc. CVR, Exp. 12/31/26	10/8/25	763
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28	11/2/16	41
TreeHouse Foods, Inc. CVR, Exp. 2/11/33	2/11/26	8,110
		$58,196

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $204,240,856) - including $11,028,901 of securities on loan	$302,083,386
Investments in securities of affiliated issuers, at value (identified cost $7,578,645)	7,578,645
Receivable for variation margin on open futures contracts	53,270
Cash	534,915
Receivable for investments sold	752,311
Receivable for capital shares sold	63,357
Dividends and interest receivable	202,577
Dividends receivable - affiliated	24,262
Securities lending income receivable	11,305
Receivable from affiliate	35,543
Directors' deferred compensation plan	36,857
Total assets	$311,376,428
Liabilities
Payable for investments purchased	$542,175
Payable for capital shares redeemed	416,476
Deposits for securities loaned	6,185,901
Payable to affiliates:
Investment advisory fee	59,998
Administrative fee	29,269
Distribution fees	17,293
Sub-transfer agency fee	407
Directors' deferred compensation plan	36,857
Accrued expenses	175,304
Total liabilities	$7,463,680
Net Assets	$303,912,748
Sources of Net Assets
Paid-in capital	$152,970,769
Distributable earnings	150,941,979
Net Assets	$303,912,748
Class I Shares
Net Assets	$195,938,284
Shares Outstanding	1,765,821
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$110.96
Class F Shares
Net Assets	$107,974,464
Shares Outstanding	990,584
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$109.00

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $2,614)	$1,924,437
Dividend income - affiliated issuers	123,986
Interest income	38,904
Securities lending income, net	69,508
Total investment income	$2,156,835
Expenses
Investment advisory fee	$341,202
Administrative fee	163,777
Distribution fees:
Class F	96,009
Directors' fees and expenses	7,615
Custodian fees	10,323
Transfer agency fees and expenses	118,508
Accounting fees	32,609
Professional fees	24,896
Reports to shareholders	10,809
Licensing fees	61,708
Total expenses	$867,456
Waiver and/or reimbursement of expenses by affiliates	$(244,140)
Net expenses	$623,316
Net investment income	$1,533,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$32,779,620
Futures contracts	965,450
Net realized gain	$33,745,070
Change in unrealized appreciation (depreciation):
Investment securities	$20,351,911
Futures contracts	586,910
Net change in unrealized appreciation (depreciation)	$20,938,821
Net realized and unrealized gain	$54,683,891
Net increase in net assets from operations	$56,217,410

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,533,519	$3,013,368
Net realized gain	33,745,070	14,669,396
Net change in unrealized appreciation (depreciation)	20,938,821	14,718,176
Net increase in net assets from operations	$56,217,410	$32,400,940
Distributions to shareholders:
Class I	$ —	$(10,435,903)
Class F	—	(5,490,369)
Total distributions to shareholders	$ —	$(15,926,272)
Capital share transactions:
Class I	$(6,213,837)	$(52,667,605)
Class F	(187,728)	1,323,055
Net decrease in net assets from capital share transactions	$(6,401,565)	$(51,344,550)
Net increase (decrease) in net assets	$49,815,845	$(34,869,882)
Net Assets
At beginning of period	$254,096,903	$288,966,785
At end of period	$303,912,748	$254,096,903

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Financial Highlights

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$90.62	$85.90	$79.76	$69.08	$99.34	$89.92
Income (Loss) From Operations
Net investment income(1)	$0.59	$1.01	$1.11	$1.10	$0.97	$0.82
Net realized and unrealized gain (loss)	19.75	9.68	7.81	10.27	(21.79)	12.22
Total income (loss) from operations	$20.34	$10.69	$8.92	$11.37	$(20.82)	$13.04
Less Distributions
From net investment income	$ —	$(1.40)	$(1.06)	$(0.65)	$(0.70)	$(0.77)
From net realized gain	—	(4.57)	(1.72)	(0.04)	(8.74)	(2.85)
Total distributions	$ —	$(5.97)	$(2.78)	$(0.69)	$(9.44)	$(3.62)
Net asset value — End of period	$110.96	$90.62	$85.90	$79.76	$69.08	$99.34
Total Return(2)	22.45%(3)	12.45%	11.23%	16.60%	(20.52)%	14.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$195,938	$165,652	$205,627	$197,464	$139,281	$183,595
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.56%(5)	0.60%	0.55%	0.58%	0.57%	0.57%
Net expenses	0.39%(5)(6)	0.39%(6)	0.39%(6)	0.38%(6)	0.39%(6)	0.39%
Net investment income	1.19%(5)	1.18%	1.32%	1.52%	1.19%	0.81%
Portfolio Turnover	20%(3)	19%	20%	15%	15%	19%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended December 31, 2023 and 2022.

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$89.11	$84.72	$78.86	$68.45	$98.73	$89.56
Income (Loss) From Operations
Net investment income(1)	$0.48	$0.83	$0.93	$0.94	$0.82	$0.62
Net realized and unrealized gain (loss)	19.41	9.53	7.71	10.16	(21.66)	12.17
Total income (loss) from operations	$19.89	$10.36	$8.64	$11.10	$(20.84)	$12.79
Less Distributions
From net investment income	$ —	$(1.40)	$(1.06)	$(0.65)	$(0.70)	$(0.77)
From net realized gain	—	(4.57)	(1.72)	(0.04)	(8.74)	(2.85)
Total distributions	$ —	$(5.97)	$(2.78)	$(0.69)	$(9.44)	$(3.62)
Net asset value — End of period	$109.00	$89.11	$84.72	$78.86	$68.45	$98.73
Total Return(2)	22.32%(3)	12.23%	11.00%	16.36%	(20.67)%	14.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,974	$88,445	$83,340	$69,620	$54,524	$64,047
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76%(5)	0.81%	0.75%	0.78%	0.77%	0.77%
Net expenses	0.59%(5)(6)	0.59%(6)	0.59%(6)	0.58%(6)	0.59%(6)	0.59%
Net investment income	1.00%(5)	0.98%	1.13%	1.31%	1.01%	0.62%
Portfolio Turnover	20%(3)	19%	20%	15%	15%	19%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended December 31, 2023 and 2022.

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Russell 2000® Small Cap Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$291,136,675(2)	$ —	$61	$291,136,736
Exchange-Traded Funds	2,704,050	—	—	2,704,050
Rights	—	—	61,079	61,079
Short-Term Investments:
Affiliated Fund	7,578,645	—	—	7,578,645
Securities Lending Collateral	6,185,901	—	—	6,185,901
U.S. Treasury Obligations	—	1,995,620	—	1,995,620
Total Investments	$307,605,271	$1,995,620	$61,140	$309,662,031
Futures Contracts	$364,030	$ —	$ —	$364,030
Total	$307,969,301	$1,995,620	$61,140	$310,026,061

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, the investment advisory fee amounted to $341,202.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $4,968 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.39% for Class I and 0.59% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2027. For the six months ended June 30, 2026, CRM waived and/or reimbursed expenses of $239,172.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $163,777.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2026 amounted to $96,009 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $432 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2026, expenses incurred under the Servicing Plan amounted to $117,613, of which $36,875 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2026 are amounts payable to an affiliate of AIP under the Servicing Plan of $6,495.
4  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $52,765,420 and $58,240,951, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$212,459,489
Gross unrealized appreciation	$120,109,326
Gross unrealized depreciation	(22,542,754)
Net unrealized appreciation	$97,566,572
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2026 is included in the Schedule of Investments. During the six months ended June 30, 2026, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$364,030(1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2026 was as follows:

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$965,450	$586,910

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2026 was approximately $8,678,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2026, the total value of securities on loan was $11,028,901 and the total value of collateral received was $11,458,455, comprised of cash of $6,185,901 and U.S. government and/or agencies securities of $5,272,554.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$6,107,605	$ —	$ —	$ —	$6,107,605
Rights	78,296	—	—	—	78,296
Total	$6,185,901	$ —	$ —	$ —	$6,185,901
The carrying amount of the liability for deposits for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit during the six months ended June 30, 2026.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $7,578,645, which represents 2.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,742,507	$15,004,652	$(13,168,514)	$ —	$ —	$7,578,645	$123,986	7,578,645
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	74,507	$7,373,406	188,671	$15,842,097
Reinvestment of distributions	—	—	115,352	10,435,903
Shares redeemed	(136,704)	(13,587,243)	(869,894)	(78,945,605)
Net decrease	(62,197)	$(6,213,837)	(565,871)	$(52,667,605)
Class F
Shares sold	93,102	$9,021,122	182,649	$15,461,613
Reinvestment of distributions	—	—	61,690	5,490,369
Shares redeemed	(95,105)	(9,208,850)	(235,482)	(19,628,927)
Net increase (decrease)	(2,003)	$(187,728)	8,857	$1,323,055
At June 30, 2026, separate accounts of an insurance company that is an affiliate of AIP owned 36.6% of the value of the outstanding shares of the Fund and separate accounts of three other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 42.5%.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Russell 2000® Small Cap Index Portfolio (the “Fund”) with CRM, and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and three-year periods ended December 31, 2025, while the Fund had underperformed the median of its peer universe for the five-year period ended December 31, 2025. This data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2025. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.

CVT
Russell 2000® Small Cap Index Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

CVPRSI-NCSR 6.30.26

CVT
EAFE International Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
CVT
EAFE International Index Portfolio
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
EAFE International Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 6.4%
ANZ Group Holdings Ltd.	32,482	$ 792,703
APA Group	14,922	104,551
Aristocrat Leisure Ltd.	5,770	244,518
ASX Ltd.(1)	2,061	76,057
BHP Group Ltd.(1)	54,357	2,265,216
Brambles Ltd.	14,426	194,781
CAR Group Ltd.(1)	4,024	71,833
Cochlear Ltd.(1)	672	56,445
Coles Group Ltd.	13,965	235,219
Commonwealth Bank of Australia(1)	17,909	2,040,985
Computershare Ltd.	5,081	134,560
CSL Ltd.	5,288	421,902
Evolution Mining Ltd.	21,522	177,960
Fortescue Ltd.(1)	17,332	230,694
Goodman Group(1)	21,380	461,300
Insurance Australia Group Ltd.	24,614	137,665
Lottery Corp. Ltd.	24,448	97,188
Lynas Rare Earths Ltd.(2)	9,062	113,709
Macquarie Group Ltd.	3,865	671,907
Medibank Pvt Ltd.	26,808	92,106
National Australia Bank Ltd.	33,026	867,222
Northern Star Resources Ltd.	14,300	189,327
Origin Energy Ltd.	19,577	148,806
PLS Group Ltd.(2)	33,164	116,215
Pro Medicus Ltd.(1)	578	81,714
Qantas Airways Ltd.	7,283	53,510
QBE Insurance Group Ltd.	15,319	266,476
REA Group Ltd.(1)	489	47,107
Rio Tinto Ltd.(1)	4,091	492,228
Santos Ltd.	34,951	173,388
Scentre Group	56,124	149,604
SGH Ltd.(1)	2,189	70,707
Sigma Healthcare Ltd.(1)	57,011	108,553
Sonic Healthcare Ltd.	4,238	60,988
South32 Ltd.	45,316	123,051
Stockland	23,794	67,099
Suncorp Group Ltd.	11,086	147,900
Telstra Group Ltd.	39,494	138,500
Transurban Group	34,112	339,174
Vicinity Ltd.	36,142	64,399
Washington H Soul Pattinson & Co. Ltd.(1)	3,709	118,557
Wesfarmers Ltd.	12,107	757,695
Westpac Banking Corp.(1)	36,397	886,837
WiseTech Global Ltd.(1)	1,890	43,360
Woodside Energy Group Ltd.(1)	19,780	382,526
Woolworths Group Ltd.(1)	12,739	351,977
		$14,868,219
Security	Shares	Value
Austria — 0.3%
BAWAG Group AG(3)	826	$ 165,600
Erste Group Bank AG	3,232	432,564
OMV AG	1,381	86,784
Raiffeisen Bank International AG	1,316	84,128
Verbund AG	639	40,495
		$ 809,571
Belgium — 0.9%
Ageas SA	1,706	$ 136,498
Anheuser-Busch InBev SA	9,708	802,170
D'ieteren Group	195	38,066
Elia Group SA	476	75,798
Financiere de Tubize SA(1)	200	52,838
Groupe Bruxelles Lambert NV	804	73,308
KBC Group NV	2,515	343,503
Lotus Bakeries NV(1)	4	53,053
Sofina SA(1)	165	42,024
Syensqo SA	796	58,854
UCB SA(1)	1,262	377,806
		$2,053,918
Denmark — 1.7%
AP Moller - Maersk AS, Class A	33	$76,243
AP Moller - Maersk AS, Class B	37	87,896
Carlsberg AS, Class B	1,071	140,150
Coloplast AS, Class B	1,201	68,402
Danske Bank AS	6,990	374,682
Demant AS(2)	798	32,777
DSV AS	2,018	480,190
Genmab AS(2)	648	177,651
Novo Nordisk AS, Class B	34,507	1,657,265
Novonesis (Novozymes), Class B	3,784	238,966
Orsted AS(2)(3)	5,250	118,018
Pandora AS	768	88,233
Rockwool AS, Class B	1,100	35,281
Tryg AS	3,630	82,630
Vestas Wind Systems AS	10,308	291,854
		$3,950,238
Finland — 1.2%
Elisa OYJ	1,545	$64,839
Fortum OYJ	4,229	97,836
Kesko OYJ, Class B	3,019	67,497
Kone OYJ, Class B	3,508	199,553
Metso OYJ	6,633	115,341
Neste OYJ	4,680	152,802
Nokia OYJ	52,723	703,126
Nordea Bank Abp	32,087	608,912
Orion OYJ, Class B	1,126	92,498
Sampo OYJ, Class A	25,978	272,819
Stora Enso OYJ, Class R(1)	5,297	56,507

1
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	5,460	$ 144,730
Wartsila OYJ Abp	5,320	203,182
		$ 2,779,642
France — 9.0%
Abivax SA(2)	568	$ 74,914
Accor SA	2,043	118,504
Aeroports de Paris SA	337	43,943
Air Liquide SA	6,837	1,353,910
Alstom SA(2)	3,247	56,727
Amundi SA(3)	658	63,164
ArcelorMittal SA	4,540	273,730
AXA SA	16,936	848,653
Ayvens SA(3)	4,127	54,362
BioMerieux	451	35,404
BNP Paribas SA	10,642	1,242,913
Bollore SE	7,510	34,820
Bouygues SA	2,146	119,841
Bureau Veritas SA	3,639	111,458
Capgemini SE	1,618	162,435
Carrefour SA	6,326	117,442
Cie de Saint-Gobain SA	4,787	434,097
Cie Generale des Etablissements Michelin SCA	6,867	265,274
Covivio SA	674	41,271
Credit Agricole SA	10,381	208,794
Danone SA	6,847	559,662
Dassault Aviation SA	172	56,499
Dassault Systemes SE	6,692	136,498
Eiffage SA	767	113,136
Engie SA	18,607	585,646
EssilorLuxottica SA	3,164	594,109
Eurofins Scientific SE	1,314	102,827
Gecina SA	515	43,271
Getlink SE	3,394	72,145
Hermes International SCA	271	495,576
Ipsen SA	441	84,989
Kering SA	756	213,847
Klepierre SA	2,527	105,612
Legrand SA	2,789	472,580
L'Oreal SA	2,551	1,118,248
LVMH Moet Hennessy Louis Vuitton SE	2,668	1,475,565
Orange SA	20,314	383,097
Pernod Ricard SA	2,097	152,426
Publicis Groupe SA	2,408	237,966
Renault SA	1,830	52,571
Rexel SA	2,207	96,690
Safran SA	3,677	1,449,035
Sanofi SA	11,732	1,003,128
Sartorius Stedim Biotech	309	64,072
Schneider Electric SE	5,870	1,920,815
Societe Generale SA	6,705	593,460
Security	Shares	Value
France (continued)
Sodexo SA	946	$ 54,717
Thales SA	980	251,861
TotalEnergies SE	21,097	1,631,335
Unibail-Rodamco-Westfield(2)	1,190	139,262
Veolia Environnement SA	6,654	277,280
Vinci SA	4,888	713,883
		$ 20,913,464
Germany — 8.7%
adidas AG	1,738	$356,689
Allianz SE	4,073	1,927,946
BASF SE	9,310	497,648
Bayer AG	10,454	578,192
Bayerische Motoren Werke AG	3,263	214,212
Bayerische Motoren Werke AG, PFC Shares	733	48,262
Beiersdorf AG	955	82,248
Brenntag SE	1,250	76,009
Commerzbank AG	6,803	289,771
Continental AG	1,262	104,424
CTS Eventim AG & Co. KGaA	614	35,863
Daimler Truck Holding AG	4,735	228,364
Delivery Hero SE(2)(3)	1,934	79,145
Deutsche Bank AG	19,248	651,872
Deutsche Boerse AG	1,915	522,316
Deutsche Lufthansa AG	6,708	76,866
Deutsche Post AG	9,762	593,495
Deutsche Telekom AG	36,888	1,005,725
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	1,223	61,057
E.ON SE	24,443	502,643
Evonik Industries AG	2,403	43,604
Fresenius Medical Care AG	2,244	101,588
Fresenius SE & Co. KGaA	4,702	214,818
GEA Group AG	1,538	105,608
Hannover Rueck SE	636	176,131
Heidelberg Materials AG	1,459	278,333
Henkel AG & Co. KGaA	1,137	89,980
Henkel AG & Co. KGaA, PFC Shares	1,842	154,912
Hensoldt AG	705	54,761
HOCHTIEF AG	155	89,845
Infineon Technologies AG	14,013	1,320,051
Knorr-Bremse AG	784	91,226
Mercedes-Benz Group AG	7,601	382,320
Merck KGaA	1,359	227,829
MTU Aero Engines AG	564	235,020
Muenchener Rueckversicherungs-Gesellschaft AG	1,393	777,935
Nemetschek SE	611	37,198
Porsche Automobil Holding SE, PFC Shares	1,673	51,675
Qiagen NV	1,980	76,595
Rational AG	58	42,490
Rheinmetall AG	489	556,375
RWE AG	7,028	454,501

2
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
SAP SE	11,185	$ 1,724,147
Sartorius AG, PFC Shares	237	62,177
Scout24 SE(3)	674	55,777
Siemens AG	7,944	2,554,051
Siemens Energy AG	8,306	1,583,468
Siemens Healthineers AG(3)	3,282	128,006
Symrise AG	1,363	136,722
Talanx AG	726	91,828
Volkswagen AG, PFC Shares	2,112	169,427
Vonovia SE	7,413	182,875
Zalando SE(2)(3)	2,244	65,022
		$20,249,042
Hong Kong — 1.7%
AIA Group Ltd.	112,966	$1,034,230
BOC Hong Kong Holdings Ltd.	38,456	208,683
CK Asset Holdings Ltd.	20,209	114,170
CK Hutchison Holdings Ltd.	28,347	240,259
CK Infrastructure Holdings Ltd.	5,604	42,726
CLP Holdings Ltd.	18,622	174,056
Futu Holdings Ltd. ADR	591	55,400
Galaxy Entertainment Group Ltd.	21,913	82,492
Henderson Land Development Co. Ltd.	16,806	53,304
HKT Trust & HKT Ltd.	32,020	47,638
Hong Kong & China Gas Co. Ltd.	117,675	97,726
Hong Kong Exchanges & Clearing Ltd.	12,706	591,171
Hongkong Land Holdings Ltd.	9,794	69,773
Jardine Matheson Holdings Ltd.	1,519	93,673
Link REIT	25,289	118,007
MTR Corp. Ltd.(1)	16,981	66,227
Power Assets Holdings Ltd.	13,542	98,678
Sands China Ltd.	26,283	43,854
Sino Land Co. Ltd.	43,433	57,047
SITC International Holdings Co. Ltd.	15,000	60,173
Sun Hung Kai Properties Ltd.	13,652	196,498
Swire Pacific Ltd., Class A	3,037	31,723
Techtronic Industries Co. Ltd.	15,525	258,360
WH Group Ltd.(3)	85,233	90,374
Wharf Real Estate Investment Co. Ltd.	19,118	52,211
		$3,978,453
Ireland — 0.5%
AIB Group PLC	21,982	$258,343
Bank of Ireland Group PLC	10,310	205,406
Experian PLC	9,874	332,789
Kerry Group PLC, Class A	1,601	146,861
Kingspan Group PLC	1,524	139,370
		$1,082,769
Israel — 1.2%
Azrieli Group Ltd.	503	$68,196
Security	Shares	Value
Israel (continued)
Bank Hapoalim BM	13,781	$ 317,865
Bank Leumi Le-Israel BM	16,220	362,981
Check Point Software Technologies Ltd.(2)	835	109,744
CyberArk Software Ltd.(2)	488	21,960
Elbit Systems Ltd.	291	221,269
Enlight Renewable Energy Ltd.(2)	1,469	129,724
Harel Insurance Investments & Financial Services Ltd.	1,255	66,112
ICL Group Ltd.	6,496	32,584
Israel Discount Bank Ltd., Class A	13,126	129,965
Mizrahi Tefahot Bank Ltd.	1,662	110,077
Nova Ltd.(2)	321	170,718
OPC Energy Ltd.(2)	1,808	55,999
Phoenix Financial Ltd.	2,444	135,126
Teva Pharmaceutical Industries Ltd. ADR(2)	12,681	429,632
Tower Semiconductor Ltd.(2)	1,197	309,924
		$2,671,876
Italy — 3.3%
Banca Mediolanum SpA	2,169	$54,054
Banca Monte dei Paschi di Siena SpA	20,659	256,738
Banco BPM SpA	11,789	203,860
BPER Banca SpA	16,773	263,522
Buzzi SpA	771	39,492
Davide Campari-Milano NV(1)	4,861	30,282
Enel SpA	82,048	941,122
Eni SpA	19,064	447,273
Ferrari NV	1,309	486,549
FinecoBank Banca Fineco SpA	6,262	157,452
Generali(1)	8,909	434,339
Intesa Sanpaolo SpA	147,256	1,012,133
Italgas SpA	6,718	77,812
Leonardo SpA	4,167	223,728
Moncler SpA	2,365	137,636
Poste Italiane SpA(3)	4,916	160,917
Prysmian SpA	2,962	498,632
Recordati Industria Chimica e Farmaceutica SpA	1,001	58,678
Ryanair Holdings PLC	4,382	136,976
Snam SpA	21,840	157,665
Telecom Italia SpA(2)	20,336	185,164
Tenaris SA	3,375	93,428
Terna - Rete Elettrica Nazionale(1)	14,997	175,121
UniCredit SpA	14,561	1,304,938
Unipol Assicurazioni SpA	3,742	104,591
		$7,642,102
Japan — 23.5%
Advantest Corp.	7,800	$1,604,681
Aeon Co. Ltd.	21,944	181,480
AGC, Inc.(1)	2,056	88,838
Aisin Corp.	5,356	72,717
Ajinomoto Co., Inc.	9,098	331,705

3
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
ANA Holdings, Inc.	1,383	$ 25,319
Asahi Group Holdings Ltd.	16,045	152,534
Asahi Kasei Corp.	12,670	140,917
Asics Corp.(1)	7,100	193,111
Astellas Pharma, Inc.	17,901	239,456
Bandai Namco Holdings, Inc.	5,911	137,023
Bridgestone Corp.(1)	12,168	256,570
Canon, Inc.(1)	9,100	233,054
Capcom Co. Ltd.(1)	3,500	64,384
Central Japan Railway Co.	7,895	168,519
Chiba Bank Ltd.	5,941	91,010
Chubu Electric Power Co., Inc.	6,569	124,117
Chugai Pharmaceutical Co. Ltd.	7,346	339,335
Dai Nippon Printing Co. Ltd.	3,810	69,908
Daifuku Co. Ltd.	3,300	146,190
Daiichi Life Group, Inc.	35,552	388,183
Daiichi Sankyo Co. Ltd.	18,000	289,445
Daikin Industries Ltd.	2,758	420,702
Daito Trust Construction Co. Ltd.	2,580	49,286
Daiwa House Industry Co. Ltd.	5,932	160,738
Daiwa Securities Group, Inc.	14,525	144,055
Denso Corp.	18,136	208,818
Disco Corp.	900	468,210
East Japan Railway Co.(1)	9,850	205,845
Ebara Corp.(1)	4,600	180,148
Eisai Co. Ltd.	2,451	61,785
ENEOS Holdings, Inc.	27,038	200,145
FANUC Corp.	9,910	456,317
Fast Retailing Co. Ltd.	2,000	1,024,689
Fuji Electric Co. Ltd.	1,341	113,589
FUJIFILM Holdings Corp.	12,181	260,594
Fujikura Ltd.(1)	16,300	646,162
Fujitsu Ltd.	17,620	350,109
Furukawa Electric Co. Ltd.	7,000	210,540
Hankyu Hanshin Holdings, Inc.(1)	2,362	62,147
Hikari Tsushin, Inc.	219	48,122
Hitachi Ltd.	47,520	1,315,168
Honda Motor Co. Ltd.	38,803	349,528
HOYA Corp.	3,723	600,525
Hulic Co. Ltd.(1)	5,240	54,869
Ibiden Co. Ltd.	2,500	377,453
Idemitsu Kosan Co. Ltd.	8,420	62,201
IHI Corp.	10,800	182,339
INPEX Corp.(1)	9,191	185,458
Isuzu Motors Ltd.(1)	5,255	69,977
ITOCHU Corp.	58,240	664,672
Japan Exchange Group, Inc.	9,436	119,421
Japan Post Bank Co. Ltd.	18,600	354,002
Japan Post Holdings Co. Ltd.	18,500	248,661
Japan Post Insurance Co. Ltd.	5,400	51,043
Japan Tobacco, Inc.	11,534	425,599
Security	Shares	Value
Japan (continued)
JFE Holdings, Inc.	5,225	$ 50,445
JX Advanced Metals Corp.	5,600	154,556
Kajima Corp.	4,381	159,700
Kansai Electric Power Co., Inc.	10,778	152,313
Kao Corp.	9,002	178,408
Kawasaki Heavy Industries Ltd.(1)	8,000	144,777
Kawasaki Kisen Kaisha Ltd.(1)	3,600	55,179
KDDI Corp.(1)	30,634	514,581
Keyence Corp.	1,960	990,754
Kikkoman Corp.(1)	6,005	61,601
Kioxia Holdings Corp.(2)	3,300	1,918,058
Kirin Holdings Co. Ltd.(1)	8,826	152,215
Komatsu Ltd.	9,546	372,747
Konami Group Corp.	951	104,179
Kubota Corp.(1)	9,811	164,162
Kyocera Corp.	12,292	272,612
Kyowa Kirin Co. Ltd.	2,344	37,307
Lasertec Corp.	800	254,111
LY Corp.	26,217	69,778
Makita Corp.	2,248	80,841
Marubeni Corp.	14,733	429,520
MINEBEA MITSUMI, Inc.	3,659	108,536
Mitsubishi Chemical Group Corp.	13,622	95,585
Mitsubishi Corp.	32,470	868,643
Mitsubishi Electric Corp.	20,460	750,360
Mitsubishi Estate Co. Ltd.	10,968	279,697
Mitsubishi HC Capital, Inc.	8,466	68,770
Mitsubishi Heavy Industries Ltd.	34,140	775,752
Mitsubishi UFJ Financial Group, Inc.(4)	114,276	2,276,712
Mitsui & Co. Ltd.	25,250	705,055
Mitsui Fudosan Co. Ltd.	27,293	252,963
Mitsui Kinzoku Co. Ltd.	600	160,554
Mitsui OSK Lines Ltd.(1)	3,600	115,324
Mizuho Financial Group, Inc.	25,400	1,219,931
MS&AD Insurance Group Holdings, Inc.	12,484	323,585
Murata Manufacturing Co. Ltd.	17,342	1,244,891
NEC Corp.	12,975	313,246
Nexon Co. Ltd.	4,150	55,154
Nidec Corp.	9,256	152,138
Nintendo Co. Ltd.	11,610	488,084
Nippon Building Fund, Inc.(1)	82	63,606
Nippon Paint Holdings Co. Ltd.(1)	8,390	54,724
Nippon Sanso Holdings Corp.(1)	1,924	71,369
Nippon Steel Corp.	48,875	161,929
Nippon Yusen KK	4,300	139,081
Nissan Motor Co. Ltd.(2)	20,243	37,479
Nitori Holdings Co. Ltd.(1)	3,580	53,050
Nitto Denko Corp.	7,250	142,635
Nomura Holdings, Inc.	30,457	267,410
Nomura Research Institute Ltd.(1)	4,000	112,216
NTT, Inc.	315,000	280,201

4
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Obayashi Corp.	6,520	$ 131,760
Obic Co. Ltd.	3,200	75,151
Olympus Corp.(1)	12,276	128,544
Oriental Land Co. Ltd.(1)	10,720	163,244
ORIX Corp.	11,502	438,129
Osaka Gas Co. Ltd.	3,623	122,071
Otsuka Corp.(1)	2,328	39,856
Otsuka Holdings Co. Ltd.	4,552	302,977
Pan Pacific International Holdings Corp.	20,880	105,831
Panasonic Holdings Corp.	24,947	701,844
Rakuten Group, Inc.(2)	15,600	72,816
Recruit Holdings Co. Ltd.	14,257	991,987
Renesas Electronics Corp.	18,600	574,160
Resona Holdings, Inc.	21,411	279,157
Resonac Holdings Corp.	1,900	211,353
Ryohin Keikaku Co. Ltd.(1)	5,000	109,290
Sanrio Co. Ltd.	8,500	57,544
SBI Holdings, Inc.	5,750	94,293
SCREEN Holdings Co. Ltd.(1)	1,800	201,918
SECOM Co. Ltd.	4,196	166,691
Seibu Holdings, Inc.	2,100	41,139
Sekisui House Ltd.	6,850	142,409
Seven & i Holdings Co. Ltd.	21,378	256,373
Shimano, Inc.(1)	750	79,995
Shimizu Corp.	5,400	85,515
Shin-Etsu Chemical Co. Ltd.	17,425	759,546
Shionogi & Co. Ltd.	7,763	132,643
Shiseido Co. Ltd.(1)	3,774	60,916
SMC Corp.	579	258,863
SoftBank Corp.	313,800	400,700
SoftBank Group Corp.	39,736	1,473,938
Sompo Holdings, Inc.	8,597	326,602
Sony Group Corp.	62,700	1,261,779
Subaru Corp.	6,128	89,654
Sumitomo Corp.	42,500	408,496
Sumitomo Electric Industries Ltd.	29,560	548,549
Sumitomo Metal Mining Co. Ltd.	2,420	112,241
Sumitomo Mitsui Financial Group, Inc.	38,591	1,512,730
Sumitomo Mitsui Trust Group, Inc.	6,964	260,035
Sumitomo Realty & Development Co. Ltd.	6,136	142,461
Suntory Beverage & Food Ltd.(1)	1,117	31,127
Suzuki Motor Corp.	15,712	190,048
T&D Holdings, Inc.	4,606	137,387
Taisei Corp.	1,549	137,121
Takeda Pharmaceutical Co. Ltd.	16,924	539,446
TDK Corp.	19,925	447,004
Terumo Corp.	13,336	182,137
Toho Co. Ltd.	5,780	46,275
Tokio Marine Holdings, Inc.	19,000	835,407
Tokyo Electron Ltd.	4,737	2,296,752
Tokyo Gas Co. Ltd.	3,362	127,305
Security	Shares	Value
Japan (continued)
TOPPAN Holdings, Inc.(1)	2,774	$ 87,957
Toray Industries, Inc.	14,362	100,601
Toyota Motor Corp.	101,550	1,701,216
Toyota Tsusho Corp.	7,095	264,091
Unicharm Corp.(1)	9,942	57,613
West Japan Railway Co.(1)	4,356	72,958
Yamaha Motor Co. Ltd.(1)	8,662	65,772
Yokogawa Electric Corp.	2,228	78,299
Yokohama Financial Group, Inc.	10,731	115,567
Zensho Holdings Co. Ltd.(1)	900	44,807
		$54,510,027
Netherlands — 7.5%
ABN AMRO Bank NV(3)	6,625	$281,773
Adyen NV(2)(3)	282	264,549
Aegon Ltd.	12,239	104,159
AerCap Holdings NV	1,794	261,529
Airbus SE	6,388	1,421,277
Akzo Nobel NV	1,606	109,217
Argenx SE(2)	621	575,582
Argenx SE(2)	28	25,952
ASM International NV	490	563,491
ASML Holding NV	4,140	8,197,926
ASR Nederland NV	1,754	132,464
BE Semiconductor Industries NV	790	260,899
CSG NV(1)(2)	2,079	30,342
CVC Capital Partners PLC(1)(3)	2,016	29,328
Euronext NV(3)	853	136,438
EXOR NV	907	69,487
Ferrovial NV(1)	5,230	358,467
Heineken Holding NV	1,359	103,488
Heineken NV	2,994	251,384
ING Groep NV, Series N	31,401	990,805
Koninklijke Ahold Delhaize NV	9,522	383,407
Koninklijke KPN NV	40,728	201,146
Koninklijke Philips NV	7,854	213,587
Magnum Ice Cream Co. NV(1)(2)	5,246	91,149
Nebius Group NV(1)(2)	2,119	585,204
NN Group NV	2,828	247,928
Prosus NV	13,874	602,875
Stellantis NV(1)(2)	20,906	119,422
STMicroelectronics NV	6,631	490,502
Universal Music Group NV	11,270	236,101
Wolters Kluwer NV	2,357	152,403
		$17,492,281
New Zealand — 0.2%
Auckland International Airport Ltd.	20,040	$95,129
Contact Energy Ltd.	9,048	47,915
Fisher & Paykel Healthcare Corp. Ltd.	6,048	134,353
Infratil Ltd.(1)	8,707	76,380

5
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Meridian Energy Ltd.	13,690	$ 45,286
Xero Ltd.(2)	1,677	84,307
		$ 483,370
Norway — 0.6%
Aker BP ASA	3,525	$ 107,546
DNB Bank ASA	8,912	265,330
Equinor ASA	7,378	232,653
Gjensidige Forsikring ASA	2,315	62,664
Kongsberg Gruppen ASA	4,370	131,673
Mowi ASA	5,264	97,243
Norsk Hydro ASA	14,258	129,017
Orkla ASA	7,952	83,605
Salmar ASA	718	33,604
Telenor ASA	6,263	89,752
Var Energi ASA	10,005	41,455
Yara International ASA	1,895	83,338
		$1,357,880
Poland — 0.0%†
InPost SA(2)	2,062	$36,339
		$36,339
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	90,316	$106,861
EDP SA	30,935	161,602
Galp Energia SGPS SA	4,520	95,796
Jeronimo Martins SGPS SA	2,498	47,842
		$412,101
Singapore — 1.7%
CapitaLand Ascendas REIT	42,731	$82,295
CapitaLand Integrated Commercial Trust	70,138	128,703
CapitaLand Investment Ltd.(1)	21,648	41,723
DBS Group Holdings Ltd.	22,142	1,121,155
Grab Holdings Ltd., Class A(2)	23,962	90,337
Keppel Ltd.	15,528	131,708
Oversea-Chinese Banking Corp. Ltd.	35,436	680,041
Sea Ltd. ADR(2)	4,084	391,370
Sembcorp Industries Ltd.(1)	8,600	42,298
Singapore Airlines Ltd.	17,500	104,070
Singapore Exchange Ltd.	8,700	162,320
Singapore Technologies Engineering Ltd.	16,918	136,263
Singapore Telecommunications Ltd.	78,391	267,628
United Overseas Bank Ltd.	12,714	391,525
Wilmar International Ltd.	21,300	59,446
Yangzijiang Shipbuilding Holdings Ltd.	24,500	64,994
		$3,895,876
Spain — 3.8%
Acciona SA(1)	293	$92,830
ACS Actividades de Construccion y Servicios SA	1,851	272,202
Security	Shares	Value
Spain (continued)
Aena SME SA(3)	7,868	$ 239,759
Amadeus IT Group SA(1)	4,563	266,941
Banco Bilbao Vizcaya Argentaria SA	60,395	1,520,553
Banco de Sabadell SA	50,934	180,481
Banco Santander SA	153,260	2,127,225
Bankinter SA	6,538	109,484
CaixaBank SA	36,855	522,168
Cellnex Telecom SA(2)(3)	4,980	148,880
EDP Renewables SA(1)	2,908	46,977
Endesa SA(1)	3,415	155,164
Iberdrola SA	65,177	1,622,228
Indra Sistemas SA	922	50,571
Industria de Diseno Textil SA	11,461	722,413
International Consolidated Airlines Group SA, Class DI	12,053	76,514
Mapfre SA	9,242	45,758
Naturgy Energy Group SA	4,351	136,379
Redeia Corp. SA(1)	4,315	73,314
Repsol SA	11,917	297,742
Telefonica SA	41,446	166,564
		$8,874,147
Sweden — 3.4%
AddTech AB, Class B	2,567	$90,717
Alfa Laval AB	2,930	174,791
Assa Abloy AB, Class B	10,367	366,275
Atlas Copco AB, Class A	27,568	558,776
Atlas Copco AB, Class B	16,890	299,427
Beijer Ref AB, Class B	3,714	54,436
Boliden AB	3,020	170,641
Epiroc AB, Class A	7,269	199,438
Epiroc AB, Class B	4,250	98,641
EQT AB(1)	4,941	139,779
Essity AB, Class B	6,496	183,926
Evolution AB(2)(3)	1,349	92,602
Fastighets AB Balder, Class B(2)	7,420	39,577
H & M Hennes & Mauritz AB, Class B(1)	4,492	77,271
Hexagon AB, Class B	22,120	183,006
Industrivarden AB, Class A	1,204	67,549
Industrivarden AB, Class C	1,907	104,729
Indutrade AB	2,678	55,416
Investment AB Latour, Class B	1,245	24,741
Investor AB, Class B(1)	18,162	754,651
L E Lundbergforetagen AB, Class B	593	34,185
Lifco AB, Class B(1)	2,385	78,165
Millicom International Cellular SA	986	89,489
Nibe Industrier AB, Class B	15,526	57,715
Octave Intelligence PLC SDR(1)(2)	2,212	35,679
Saab AB, Class B	3,335	173,868
Sagax AB, Class B(1)	1,940	30,854
Sandvik AB	10,968	452,925
Securitas AB, Class B	5,049	82,918

6
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	15,329	$ 305,216
Skanska AB, Class B	3,642	97,430
SKF AB, Class B	3,911	100,461
Spotify Technology SA(2)	1,539	706,601
Svenska Cellulosa AB SCA, Class B	5,434	55,574
Svenska Handelsbanken AB, Class A	14,625	215,211
Swedbank AB, Class A	8,692	324,697
Swedish Orphan Biovitrum AB(2)	1,899	90,520
Tele2 AB, Class B	6,122	106,535
Telefonaktiebolaget LM Ericsson, Class B	29,441	330,172
Telia Co. AB	26,167	127,455
Trelleborg AB, Class B	2,050	85,411
Volvo AB, Class B	16,501	561,294
		$7,878,764
Switzerland — 9.9%
ABB Ltd.	16,784	$1,825,751
Alcon AG	5,463	368,370
Avolta AG	817	54,581
Banque Cantonale Vaudoise(1)	289	42,310
Barry Callebaut AG	42	58,078
Belimo Holding AG	104	116,935
BKW AG(1)	204	34,302
Chocoladefabriken Lindt & Spruengli AG	1	118,793
Chocoladefabriken Lindt & Spruengli AG PC	10	116,168
Cie Financiere Richemont SA, Class A	5,769	1,331,649
Coca-Cola HBC AG	2,394	156,055
DSM-Firmenich AG	1,744	165,536
EMS-Chemie Holding AG(1)	68	58,289
Galderma Group AG	1,933	439,656
Geberit AG	350	233,561
Givaudan SA	97	410,286
Glencore PLC(2)	98,513	671,703
Helvetia Baloise Holding AG	779	200,903
Holcim AG	5,465	492,739
Julius Baer Group Ltd.	2,077	179,453
Kuehne & Nagel International AG	478	115,983
Logitech International SA	1,464	137,336
Lonza Group AG	739	498,532
Nestle SA	27,542	2,824,849
Novartis AG	19,571	3,058,797
Partners Group Holding AG	241	197,399
Roche Holding AG(5)	368	154,177
Roche Holding AG(5)	7,475	3,072,870
Sandoz Group AG	4,558	411,833
Schindler Holding AG PC(5)	377	124,974
Schindler Holding AG PC(5)	255	81,061
SGS SA	1,846	214,068
Sika AG	1,649	340,050
Sonova Holding AG	494	117,247
Straumann Holding AG	1,188	156,160
Security	Shares	Value
Switzerland (continued)
Swatch Group AG	269	$ 65,740
Swiss Life Holding AG	296	325,384
Swiss Prime Site AG	822	134,131
Swiss Re AG	3,204	509,275
Swisscom AG	274	211,343
UBS Group AG	34,002	1,685,177
VAT Group AG(3)	288	252,553
Zurich Insurance Group AG	1,607	1,188,589
		$22,952,646
United Kingdom — 13.7%
3i Group PLC	10,194	$335,218
Admiral Group PLC	2,889	136,444
Airtel Africa PLC(3)	10,737	46,677
Anglo American PLC	11,314	554,979
Antofagasta PLC	3,621	183,777
Associated British Foods PLC(1)	2,930	77,025
AstraZeneca PLC	16,162	3,017,513
Aviva PLC	30,901	266,422
BAE Systems PLC	30,956	758,627
Barclays PLC	147,138	985,972
BP PLC	166,754	1,027,828
British American Tobacco PLC	21,545	1,333,269
BT Group PLC	60,412	152,406
Bunzl PLC	3,243	113,177
Centrica PLC	46,635	105,624
Coca-Cola Europacific Partners PLC	2,016	201,741
Compass Group PLC	18,177	587,287
Diageo PLC	23,888	481,106
Endeavour Mining PLC	2,329	114,077
Fresnillo PLC	2,041	74,328
GSK PLC	43,575	1,143,969
Haleon PLC	96,977	446,884
Halma PLC	4,082	213,360
HSBC Holdings PLC	183,551	3,470,819
Imperial Brands PLC	7,656	282,957
Informa PLC	13,820	165,806
InterContinental Hotels Group PLC	1,541	264,871
Intertek Group PLC	1,614	124,242
J Sainsbury PLC	17,242	73,168
Kingfisher PLC	15,641	58,727
Land Securities Group PLC	7,815	67,327
Legal & General Group PLC	55,607	210,827
Lloyds Banking Group PLC	623,544	912,573
London Stock Exchange Group PLC	4,714	509,657
M&G PLC	24,755	110,441
Marks & Spencer Group PLC	19,449	96,007
Melrose Industries PLC	11,981	75,548
National Grid PLC	53,687	885,498
NatWest Group PLC	84,571	746,250
Next PLC	1,230	237,320

7
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Pearson PLC	5,942	$ 94,426
Prudential PLC	27,227	361,629
Reckitt Benckiser Group PLC	7,005	456,261
RELX PLC	19,321	610,636
Rentokil Initial PLC	27,169	154,509
Rio Tinto PLC	11,402	1,078,683
Rolls-Royce Holdings PLC	89,979	1,724,865
Sage Group PLC	9,333	101,254
Schroders PLC	7,870	61,343
Segro PLC	13,988	162,269
Severn Trent PLC	3,001	117,487
Shell PLC	60,061	2,333,669
Smith & Nephew PLC	8,642	124,896
Smiths Group PLC	3,326	112,983
Spirax Group PLC	716	64,958
SSE PLC	12,915	416,671
Standard Chartered PLC	18,678	505,101
Standard Life PLC	7,802	86,247
Sunbelt Rentals Holdings, Inc.	4,495	327,903
Tesco PLC	69,586	424,203
Unilever PLC	23,434	1,407,623
United Utilities Group PLC	8,202	142,321
Verisure PLC(1)(2)	3,260	36,344
Vodafone Group PLC	194,500	257,433
Wise Group PLC, Class A(2)	7,015	84,092
		$31,897,554
Total Common Stocks (identified cost $118,590,303)		$230,790,279

Rights — 0.0%†

Security	Shares	Value
Spain — 0.0%†
ACS Actividades de Construccion y Servicios SA, Exp. 7/16/26(2)	1,851	$ 3,885
Total Rights (identified cost $3,945)		$ 3,885

Short-Term Investments — 1.5%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(6)	718,779	$ 718,779
Total Affiliated Fund (identified cost $718,779)		$ 718,779
Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(7)	2,784,276	$ 2,784,276
Total Securities Lending Collateral (identified cost $2,784,276)		$ 2,784,276
Total Short-Term Investments (identified cost $3,503,055)		$ 3,503,055

Total Investments — 100.9% (identified cost $122,097,303)	$234,297,219
Other Assets, Less Liabilities — (0.9)%	$ (2,012,215)
Net Assets — 100.0%	$232,285,004

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $12,625,249.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $2,534,001 or 1.1% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of June 30, 2026.
(7)	Represents investment of cash collateral received in connection with securities lending.

8
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

At June 30, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	24.9%
Industrials	18.8
Information Technology	12.1
Health Care	10.3
Consumer Discretionary	8.1
Consumer Staples	6.7
Materials	5.9
Utilities	3.9
Communication Services	3.8
Energy	3.3
Real Estate	1.6
Total	99.4%

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt
9
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $120,687,454) - including $12,625,249 of securities on loan	$231,301,728
Investments in securities of affiliated issuers, at value (identified cost $1,409,849)	2,995,491
Cash	14
Cash denominated in foreign currency, at value (cost $350,748)	349,248
Receivable for capital shares sold	179,341
Dividends receivable	219,117
Dividends receivable - affiliated	2,080
Securities lending income receivable	2,825
Tax reclaims receivable	660,718
Receivable from affiliate	56,607
Directors' deferred compensation plan	23,493
Total assets	$235,790,662
Liabilities
Payable for investments purchased	$454,470
Payable for capital shares redeemed	41,815
Deposits for securities loaned	2,784,276
Payable to affiliates:
Investment advisory fee	56,060
Administrative fee	22,458
Distribution fees	17,849
Sub-transfer agency fee	333
Directors' deferred compensation plan	23,493
Accrued expenses	104,904
Total liabilities	$3,505,658
Net Assets	$232,285,004
Sources of Net Assets
Paid-in capital	$125,720,543
Distributable earnings	106,564,461
Net Assets	$232,285,004
Class I Shares
Net Assets	$120,350,930
Shares Outstanding	894,910
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$134.48
Class F Shares
Net Assets	$111,934,074
Shares Outstanding	843,895
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$132.64
10
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $451,955)	$3,790,202
Dividend income - affiliated issuers (net of foreign taxes withheld of $3,690)	40,357
Securities lending income, net	18,142
Total investment income	$3,848,701
Expenses
Investment advisory fee	$327,126
Administrative fee	130,850
Distribution fees:
Class F	103,196
Directors' fees and expenses	6,058
Custodian fees	32,062
Transfer agency fees and expenses	89,500
Accounting fees	26,142
Professional fees	26,998
Reports to shareholders	5,309
Licensing fees	44,630
Miscellaneous	15,308
Total expenses	$807,179
Waiver and/or reimbursement of expenses by affiliates	$(180,287)
Net expenses	$626,892
Net investment income	$3,221,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$169,674
Investment securities - affiliated issuers	11,098
Foreign currency transactions	20,892
Net realized gain	$201,664
Change in unrealized appreciation (depreciation):
Investment securities	$16,380,514
Investment securities - affiliated issuers	452,009
Foreign currency	(42,697)
Net change in unrealized appreciation (depreciation)	$16,789,826
Net realized and unrealized gain	$16,991,490
Net increase in net assets from operations	$20,213,299
11
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,221,809	$4,171,301
Net realized gain (loss)	201,664	(524,690)
Net change in unrealized appreciation (depreciation)	16,789,826	44,266,034
Net increase in net assets from operations	$20,213,299	$47,912,645
Distributions to shareholders:
Class I	$ —	$(2,538,975)
Class F	—	(2,166,122)
Total distributions to shareholders	$ —	$(4,705,097)
Capital share transactions:
Class I	$(620,364)	$(4,329,852)
Class F	5,143,573	10,378,773
Net increase in net assets from capital share transactions	$4,523,209	$6,048,921
Net increase in net assets	$24,736,508	$49,256,469
Net Assets
At beginning of period	$207,548,496	$158,292,027
At end of period	$232,285,004	$207,548,496
12
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Financial Highlights

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$122.51	$95.85	$95.39	$83.54	$102.12	$93.77
Income (Loss) From Operations
Net investment income(1)	$1.96	$2.66	$2.43	$2.32	$2.38	$2.53
Net realized and unrealized gain (loss)	10.01	26.87	0.75	12.27	(17.84)	7.63
Total income (loss) from operations	$11.97	$29.53	$3.18	$14.59	$(15.46)	$10.16
Less Distributions
From net investment income	$ —	$(2.87)	$(2.72)	$(2.74)	$(3.12)	$(1.81)
Total distributions	$ —	$(2.87)	$(2.72)	$(2.74)	$(3.12)	$(1.81)
Net asset value — End of period	$134.48	$122.51	$95.85	$95.39	$83.54	$102.12
Total Return(2)	9.77%(3)	30.90%	3.14%	17.77%	(14.58)%	10.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120,351	$110,261	$90,312	$89,331	$82,015	$105,721
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65%(5)	0.68%	0.67%	0.71%	0.72%	0.64%
Net expenses	0.48%(5)(6)	0.48%(6)	0.48%(6)	0.48%(6)	0.48%(6)	0.48%
Net investment income	3.05%(5)	2.39%	2.43%	2.56%	2.74%	2.51%
Portfolio Turnover	3%(3)	6%	9%	7%	11%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$120.95	$94.85	$94.60	$83.04	$101.73	$93.60
Income (Loss) From Operations
Net investment income(1)	$1.81	$2.37	$2.18	$2.11	$2.13	$2.32
Net realized and unrealized gain (loss)	9.88	26.60	0.79	12.19	(17.70)	7.62
Total income (loss) from operations	$11.69	$28.97	$2.97	$14.30	$(15.57)	$9.94
Less Distributions
From net investment income	$ —	$(2.87)	$(2.72)	$(2.74)	$(3.12)	$(1.81)
Total distributions	$ —	$(2.87)	$(2.72)	$(2.74)	$(3.12)	$(1.81)
Net asset value — End of period	$132.64	$120.95	$94.85	$94.60	$83.04	$101.73
Total Return(2)	9.67%(3)	30.64%	2.95%	17.53%	(14.75)%	10.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$111,934	$97,287	$67,980	$50,558	$31,849	$29,363
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.85%(5)	0.88%	0.87%	0.91%	0.92%	0.84%
Net expenses	0.68%(5)(6)	0.68%(6)	0.68%(6)	0.68%(6)	0.68%(6)	0.68%
Net investment income	2.85%(5)	2.15%	2.19%	2.35%	2.48%	2.31%
Portfolio Turnover	3%(3)	6%	9%	7%	11%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT EAFE International Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
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Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$14,868,219	$ —	$14,868,219
Austria	—	809,571	—	809,571
Belgium	—	2,053,918	—	2,053,918
Denmark	—	3,950,238	—	3,950,238
Finland	—	2,779,642	—	2,779,642
France	—	20,913,464	—	20,913,464
Germany	—	20,249,042	—	20,249,042
Hong Kong	55,400	3,923,053	—	3,978,453
Ireland	—	1,082,769	—	1,082,769
Israel	561,336	2,110,540	—	2,671,876
Italy	—	7,642,102	—	7,642,102
Japan	—	54,510,027	—	54,510,027
Netherlands	846,733	16,645,548	—	17,492,281
New Zealand	—	483,370	—	483,370
Norway	—	1,357,880	—	1,357,880
Poland	—	36,339	—	36,339
Portugal	—	412,101	—	412,101
Singapore	481,707	3,414,169	—	3,895,876
Spain	—	8,874,147	—	8,874,147
Sweden	831,769	7,046,995	—	7,878,764
Switzerland	—	22,952,646	—	22,952,646
United Kingdom	201,741	31,695,813	—	31,897,554
Total Common Stocks	$2,978,686	$227,811,593(1)	$ —	$230,790,279
Rights	$3,885	$ —	$ —	$3,885
Short-Term Investments:
Affiliated Fund	718,779	—	—	718,779
Securities Lending Collateral	2,784,276	—	—	2,784,276
Total Investments	$6,485,626	$227,811,593	$ —	$234,297,219

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a
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Notes to Financial Statements (Unaudited) — continued

closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, the investment advisory fee amounted to $327,126.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $300 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.68% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2027. For the six months ended June 30, 2026, CRM waived and/or reimbursed expenses of $179,987.
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Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $130,850.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2026 amounted to $103,196 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $383 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2026, expenses incurred under the Servicing Plan amounted to $88,874 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $14,438,718 and $7,086,808, respectively.
5  Distributions to Shareholders and Income Tax Information
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $5,897,945 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $536,676 are short-term and $5,361,269 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$132,743,241
Gross unrealized appreciation	$104,786,394
Gross unrealized depreciation	(3,232,416)
Net unrealized appreciation	$101,553,978
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June 30, 2026
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2026, the total value of securities on loan was $12,625,249 and the total value of collateral received was $13,165,523, comprised of cash of $2,784,276 and U.S. government and/or agencies securities of $10,381,247.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,784,276	$ —	$ —	$ —	$2,784,276
The carrying amount of the liability for deposits for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
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June 30, 2026
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $2,995,491, which represents 1.3% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,831,141	$ 44,584	$ (62,120)	$11,098	$452,009	$2,276,712	$33,207	114,276
Short-Term Investments
Liquidity Fund	221,782	12,361,587	(11,864,590)	—	—	718,779	7,150	718,779
Total				$11,098	$452,009	$2,995,491	$40,357
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	78,803	$10,213,470	123,851	$13,651,370
Reinvestment of distributions	—	—	21,359	2,538,975
Shares redeemed	(83,880)	(10,833,834)	(187,405)	(20,520,197)
Net decrease	(5,077)	$(620,364)	(42,195)	$(4,329,852)
Class F
Shares sold	79,233	$10,223,858	168,322	$18,671,405
Reinvestment of distributions	—	—	18,449	2,166,122
Shares redeemed	(39,669)	(5,080,285)	(99,157)	(10,458,754)
Net increase	39,564	$5,143,573	87,614	$10,378,773
At June 30, 2026, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 74.2%.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
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EAFE International Index Portfolio
June 30, 2026
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
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Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT EAFE International Index Portfolio (the “Fund”) with CRM, including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and three-year periods ended December 31, 2025, while the Fund had outperformed the median of its peer universe for the five-year period ended December 31, 2025. The data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2025. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
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Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
23

This Page Intentionally Left Blank

CVPIII-NCSR 6.30.26

CVT
Investment Grade Bond Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
CVT
Investment Grade Bond Index Portfolio
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited)

Corporate Bonds — 25.2%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
ArcelorMittal SA, 6.55%, 11/29/27	$150	$ 153,621
Barrick North America Finance LLC, 5.75%, 5/1/43	100	101,401
BHP Billiton Finance USA Ltd., 5.125%, 2/21/32	100	101,686
Dow Chemical Co., 4.375%, 11/15/42	100	80,692
LYB International Finance BV, 5.25%, 7/15/43	100	88,162
		$ 525,562
Communications — 2.2%
Alphabet, Inc., 5.50%, 2/15/46	$200	$ 197,151
Amazon.com, Inc., 5.45%, 11/20/55	200	189,236
AT&T, Inc., 5.45%, 3/1/47	300	276,941
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/35	175	174,807
Comcast Corp.:
2.937%, 11/1/56	98	53,117
4.00%, 3/1/48	50	36,152
Meta Platforms, Inc., 4.60%, 11/15/32	200	196,724
Motorola Solutions, Inc., 2.30%, 11/15/30	100	90,236
NBCUniversal Media LLC, 4.45%, 1/15/43	123	104,884
Omnicom Group, Inc., 2.60%, 8/1/31	50	44,904
Orange SA, 4.75%, 1/13/33(1)	200	196,265
T-Mobile USA, Inc.:
2.05%, 2/15/28	50	48,057
5.15%, 4/15/34	100	100,217
Verizon Communications, Inc.:
5.00%, 1/15/36	400	390,265
5.875%, 11/30/55	100	97,084
Walt Disney Co., 5.40%, 10/1/43	100	98,274
		$2,294,314
Consumer, Cyclical — 1.4%
Choice Hotels International, Inc., 3.70%, 1/15/31	$50	$47,229
Dollar General Corp., 5.00%, 11/1/32	150	149,405
General Motors Co., 5.00%, 4/1/35(2)	300	292,614
Home Depot, Inc., 4.50%, 12/6/48	100	85,387
Hyatt Hotels Corp., 5.50%, 6/30/34	50	50,606
Lowe's Cos., Inc., 5.625%, 4/15/53(2)	150	144,570
Marriott International, Inc., 5.50%, 4/15/37	50	50,502
Starbucks Corp., 3.75%, 12/1/47	100	75,141
Tapestry, Inc., 4.125%, 7/15/27	300	298,703
United Airlines, Inc., 4.625%, 4/15/29(1)	75	74,008
Volkswagen Group of America Finance LLC, 4.85%, 8/15/27(1)	250	250,570
		$1,518,735
Consumer, Non-cyclical — 4.6%
Abbott Laboratories, 5.50%, 3/15/56	$200	$196,013
AbbVie, Inc.:
3.20%, 11/21/29	100	95,774
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
AbbVie, Inc.: (continued)
4.30%, 5/14/36	$100	$ 94,456
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	332,031
Amgen, Inc., 4.20%, 2/19/31	100	98,085
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	100	89,024
Archer-Daniels-Midland Co., 4.50%, 8/15/33	100	98,518
Block Financial LLC, 3.875%, 8/15/30	150	142,635
Bristol-Myers Squibb Co., 5.55%, 2/22/54	100	97,725
Brown-Forman Corp., 4.50%, 7/15/45	125	107,522
Campbell's Co., 4.55%, 3/21/31	100	97,351
Cargill, Inc., 5.375%, 10/23/55(1)	100	95,943
Cigna Group, 5.60%, 2/15/54	50	48,539
Conagra Brands, Inc., 4.85%, 11/1/28	100	100,179
CSL Finance PLC, 4.25%, 4/27/32(1)	100	96,159
CVS Health Corp., 4.30%, 3/25/28	110	109,448
CVS Pass-Through Trust, 6.036%, 12/10/28	24	23,753
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30(2)	200	185,085
Elevance Health, Inc., 6.10%, 10/15/52	50	51,464
Eli Lilly & Co., 4.875%, 2/27/53	100	90,494
Experian Finance U.S., Inc., 5.35%, 8/24/36(1)	200	199,216
General Mills, Inc., 4.20%, 4/17/28	100	99,397
Global Payments, Inc., 5.20%, 11/15/32	100	97,756
HCA, Inc., 5.90%, 6/1/53	200	195,121
Kroger Co., 3.875%, 10/15/46	100	76,615
Laboratory Corp. of America Holdings, 2.95%, 12/1/29	100	94,603
Mars, Inc., 3.60%, 4/1/34(1)	100	90,730
Merck & Co., Inc.:
4.45%, 12/4/32	100	98,458
5.70%, 9/15/55	100	100,689
Molson Coors Beverage Co., 5.00%, 5/1/42	100	91,092
Mondelez International, Inc., 3.00%, 3/17/32	100	90,924
Pfizer, Inc., 4.40%, 5/15/44	200	174,927
Quanta Services, Inc., 2.90%, 10/1/30	200	186,131
Solventum Corp., 5.45%, 3/13/31	100	102,396
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	100	71,708
Sysco Corp., 5.95%, 4/1/30	250	259,298
Thermo Fisher Scientific, Inc., 5.546%, 2/12/46	100	99,174
Triton Container International Ltd., 3.15%, 6/15/31(1)	100	90,604
Tyson Foods, Inc., 4.875%, 8/15/34	100	97,478
UnitedHealth Group, Inc.:
4.625%, 11/15/41	100	90,681
5.625%, 7/15/54	100	97,855
Zoetis, Inc., 4.70%, 2/1/43	100	89,490
		$4,844,541
Energy — 1.8%
Cameron LNG LLC, 2.902%, 7/15/31(1)	$100	$91,248
Canadian Natural Resources Ltd., 7.20%, 1/15/32	150	166,136
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	103,502
Diamondback Energy, Inc., 3.50%, 12/1/29	100	96,467

1
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Energy (continued)
Energy Transfer LP:
6.00%, 2/1/29(1)	$100	$ 100,805
6.20%, 4/1/55	200	197,909
EQT Corp., 4.50%, 1/15/29	39	38,728
MPLX LP, 5.50%, 6/1/34	100	101,142
Northern Natural Gas Co., 3.40%, 10/16/51(1)	327	221,281
ONEOK, Inc., 5.625%, 1/15/28(1)	100	101,013
Ovintiv, Inc., 6.50%, 2/1/38	100	105,507
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	100	96,295
Shell Finance U.S., Inc.:
4.125%, 5/11/35	100	94,257
4.55%, 8/12/43	100	88,064
South Bow USA Infrastructure Holdings LLC, 5.026%, 10/1/29	100	100,365
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	100	99,656
Woodside Finance Ltd., 5.70%, 5/19/32	150	154,441
		$1,956,816
Financial — 7.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$192,552
Ally Financial, Inc., 2.20%, 11/2/28	250	236,111
American Express Co., 5.625% to 4/27/33, 7/28/34(3)	100	102,367
Americold Realty Operating Partnership LP, 5.60%, 5/15/32	50	50,200
Arthur J Gallagher & Co., 5.75%, 3/2/53	150	146,207
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(3)	500	461,458
2.687% to 4/22/31, 4/22/32(3)	200	181,203
4.244% to 4/24/37, 4/24/38(3)	250	228,551
Bank of New York Mellon Corp., 5.606% to 7/21/34, 7/21/39(3)	200	204,093
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	100	75,720
Capital One Financial Corp., 5.817% to 2/1/33, 2/1/34(3)	150	154,166
Chubb INA Holdings LLC, 4.90%, 8/15/35	100	98,644
Citigroup, Inc.:
2.561% to 5/1/31, 5/1/32(3)	225	202,317
4.075% to 4/23/28, 4/23/29(3)	500	495,420
EPR Properties, 4.95%, 4/15/28	100	100,054
Goldman Sachs Group, Inc.:
2.383% to 7/21/31, 7/21/32(3)	500	442,041
5.387% to 2/2/36, 2/2/41(2)(3)	200	194,896
6.75%, 10/1/37	100	109,097
High Street Funding Trust III, 5.807%, 2/15/55(1)	100	98,253
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)	400	370,625
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	250	236,716
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(3)	150	100,463
5.717% to 9/14/32, 9/14/33(3)	500	516,197
Kimco Realty OP LLC, 4.45%, 9/1/47	100	85,161
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
MetLife, Inc., 4.875%, 11/13/43	$100	$ 92,417
National Australia Bank Ltd., 6.429%, 1/12/33(1)	300	318,562
NNN REIT, Inc., 5.60%, 10/15/33	100	102,909
Northern Trust Corp., 3.375% to 5/8/27, 5/8/32(3)	200	197,554
Pacific Life Insurance Co., 5.95%, 9/15/55(1)	100	99,841
Peachtree Corners Funding Trust II, 6.012%, 5/15/35(1)	100	103,680
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 8/15/32	50	50,652
Piedmont Operating Partnership LP, 3.15%, 8/15/30	150	137,772
PNC Bank NA, 2.70%, 10/22/29	250	234,956
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(3)	150	153,848
Simon Property Group LP, 2.65%, 7/15/30	150	139,130
State Street Corp., 6.123% to 11/21/33, 11/21/34(3)	300	316,787
Sumitomo Mitsui Financial Group, Inc., 5.334% to 3/3/36, 3/3/41(3)	100	97,398
U.S. Bancorp:
5.678% to 1/23/34, 1/23/35(3)	100	103,291
5.723% to 5/20/36, 5/20/41(3)	100	100,359
Wells Fargo & Co.:
3.068% to 4/30/40, 4/30/41(3)	250	191,017
5.389% to 4/24/33, 4/24/34(3)	250	253,890
Western-Southern Global Funding, 4.50%, 7/16/28(1)	150	149,366
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(3)	200	180,210
Wynnton Funding Trust, 5.251%, 8/15/35(1)	100	98,905
		$8,205,056
Industrial — 2.4%
Amphenol Corp., 4.40%, 2/15/33	$100	$97,263
Boeing Co., 5.15%, 5/1/30	100	101,238
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	100	97,182
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	176,517
Carrier Global Corp., 3.577%, 4/5/50	127	92,520
CRH America Finance, Inc., 5.40%, 5/21/34	200	203,388
Deere & Co., 6.55%, 10/1/28	250	259,423
Flex Ltd., 4.875%, 5/12/30	250	249,661
Honeywell Aerospace, Inc., 5.622%, 3/16/46(1)	100	99,634
IDEX Corp., 4.95%, 9/1/29	100	100,653
Lennox International, Inc., 1.70%, 8/1/27	200	194,359
Lockheed Martin Corp., 5.70%, 11/15/54	100	100,610
Otis Worldwide Corp., 5.131%, 9/4/35	100	99,729
RTX Corp., 4.50%, 6/1/42	100	89,511
Ryder System, Inc., 4.95%, 9/1/29	100	100,777
Sonoco Products Co., 4.60%, 9/1/29	50	49,710
United Parcel Service, Inc., 6.20%, 1/15/38	100	108,525
Waste Management, Inc., 5.35%, 10/15/54	200	193,324
WRKCo, Inc., 4.20%, 6/1/32	100	96,007
		$2,510,031

2
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Technology — 2.1%
Accenture Capital, Inc., 4.50%, 10/4/34	$100	$ 95,943
Broadcom, Inc., 3.419%, 4/15/33	200	182,371
Dell International LLC/EMC Corp., 5.30%, 10/1/29	250	254,219
Fiserv, Inc., 5.15%, 8/12/34	75	72,864
Gartner, Inc., 4.50%, 7/1/28(1)	75	73,687
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	100	98,010
Intel Corp., 4.875%, 2/10/28	200	200,774
International Business Machines Corp., 4.95%, 2/3/36	100	97,611
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	328,930
NVIDIA Corp., 3.50%, 4/1/40	150	124,683
Oracle Corp.:
2.65%, 7/15/26	150	149,888
5.55%, 2/6/53	200	161,239
Roper Technologies, Inc., 2.95%, 9/15/29	250	237,261
Salesforce, Inc., 5.55%, 3/15/36	100	99,965
ServiceNow, Inc., 5.40%, 5/15/36	100	99,996
		$2,277,441
Utilities — 2.5%
Ameren Illinois Co., 4.15%, 3/15/46	$100	$81,979
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	200	162,993
Dominion Energy South Carolina, Inc., 4.60%, 6/15/43	200	179,080
DTE Electric Co., 2.25%, 3/1/30	300	276,956
Duke Energy Florida LLC, 6.20%, 11/15/53	250	264,681
Florida Power & Light Co., 5.60%, 6/15/54	200	196,372
ITC Holdings Corp., 4.95%, 9/22/27(1)	300	300,843
Louisville Gas & Electric Co., 5.85%, 8/15/55	75	75,514
MidAmerican Energy Co., 5.30%, 2/1/55	100	94,131
New England Power Co., 5.848%, 9/8/55(1)	100	99,405
Niagara Mohawk Power Corp., 5.29%, 1/17/34(1)	100	100,377
Ohio Power Co., 5.65%, 6/1/34	100	103,295
Pacific Gas & Electric Co., 5.90%, 10/1/54	150	141,847
PacifiCorp, 4.10%, 2/1/42	100	81,068
PECO Energy Co., 3.90%, 3/1/48	150	116,757
Public Service Electric and Gas Co., 3.95%, 5/1/42	200	167,033
San Diego Gas & Electric Co., 4.10%, 6/15/49	100	78,064
Southern Co. Gas Capital Corp., 4.95%, 9/15/34	100	98,815
		$2,619,210
Total Corporate Bonds (identified cost $27,767,805)		$26,751,706

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico — 0.4%
Mexico Government International Bonds, 5.55%, 1/21/45	$500	$ 451,700
		$ 451,700
Total Sovereign Government Bonds (identified cost $497,936)		$ 451,700

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
New York, NY, 3.60%, 8/1/28	$1,000	$ 984,005
Total Taxable Municipal Obligations (identified cost $997,685)		$ 984,005

U.S. Government Agencies and Instrumentalities — 2.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.25%, 7/15/32(2)	$850	$ 938,480
6.75%, 3/15/31	1,000	1,107,869
Federal National Mortgage Association:
0.875%, 8/5/30	600	525,821
5.625%, 7/15/37(2)	100	109,049
Total U.S. Government Agencies and Instrumentalities (identified cost $2,777,880)		$ 2,681,219

U.S. Government Agency Mortgage-Backed Securities — 24.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$899	$ 724,588
2.50%, with various maturities to 2050	961	866,780
3.00%, with various maturities to 2052	1,066	943,062
3.50%, with various maturities to 2048	256	240,745
4.00%, with various maturities to 2052	573	542,171
4.50%, with various maturities to 2044	643	637,689
5.00%, with various maturities to 2055	1,917	1,898,995
6.00%, with various maturities to 2040	23	23,158
6.50%, with various maturities to 2055	1,506	1,559,674
Federal National Mortgage Association:
1.50%, 9/1/35	356	319,865

3
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
2.00%, with various maturities to 2051	$3,242	$ 2,725,058
2.50%, with various maturities to 2052	3,357	2,914,294
3.00%, with various maturities to 2052	4,047	3,610,797
3.50%, with various maturities to 2052	2,445	2,261,471
4.00%, with various maturities to 2047	854	818,324
4.50%, with various maturities to 2044	581	574,710
5.00%, with various maturities to 2055	2,112	2,092,167
5.50%, with various maturities to 2038	91	92,812
6.00%, with various maturities to 2053	614	630,626
6.081%, (1 Yr. RFUCCT + 1.456%) 9/1/38(4)	38	38,869
6.50%, 9/1/36	8	8,082
Government National Mortgage Association:
2.50%, with various maturities to 2052	2,137	1,821,446
4.00%, with various maturities to 2042	368	352,107
4.50%, 7/20/33	22	21,880
5.00%, with various maturities to 2039	139	139,975
5.50%, 7/20/34	15	15,326
6.00%, with various maturities to 2038	91	93,976
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $28,232,454)		$25,968,647

U.S. Treasury Obligations — 44.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/49	$650	$ 404,447
3.00%, 5/15/47	1,000	742,578
3.00%, 2/15/49	210	153,169
3.00%, 8/15/52	280	198,570
3.125%, 11/15/41	1,000	817,070
3.125%, 8/15/44	1,000	782,773
3.125%, 5/15/48	750	563,701
3.50%, 2/15/39	350	315,082
3.625%, 2/15/53	325	259,987
3.75%, 11/15/43	1,100	951,113
3.875%, 8/15/40	300	273,820
4.00%, 11/15/42	350	315,943
4.125%, 8/15/53	1,100	961,104
4.25%, 2/15/54	600	535,465
4.25%, 8/15/54	900	803,707
4.375%, 11/15/39	760	738,506
4.375%, 5/15/41	700	671,016
4.50%, 5/15/38	400	400,437
4.50%, 11/15/54	210	195,526
4.625%, 2/15/55	1,000	950,508
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.375%, 7/31/27	$300	$ 288,176
0.50%, 8/31/27	750	719,268
0.625%, 5/15/30	300	262,172
0.625%, 8/15/30	1,000	866,152
0.875%, 11/15/30	250	217,129
1.125%, 2/29/28	500	475,811
1.125%, 8/31/28	200	187,543
1.125%, 2/15/31	1,100	960,051
1.25%, 4/30/28	1,950	1,850,938
1.25%, 9/30/28	150	140,701
1.25%, 8/15/31	1,300	1,123,789
1.50%, 11/30/28	1,350	1,268,077
1.50%, 2/15/30	1,400	1,275,641
1.75%, 1/31/29	350	329,438
2.25%, 11/15/27	2,550	2,485,703
2.625%, 2/15/29	1,200	1,154,508
2.75%, 2/15/28	200	195,605
2.75%, 8/15/32	825	757,808
2.875%, 5/15/28	425	415,247
2.875%, 8/15/28	300	292,236
2.875%, 5/15/32	725	673,202
3.125%, 11/15/28	1,150	1,123,294
3.125%, 8/31/29	1,100	1,066,184
3.375%, 5/15/33	425	401,476
3.50%, 9/30/27	1,000	992,227
3.50%, 10/15/28	150	147,826
3.50%, 2/15/29	150	147,527
3.50%, 1/31/30	225	219,973
3.50%, 4/30/30	500	487,969
3.50%, 2/15/33	650	620,268
3.625%, 9/30/30	500	489,023
3.75%, 4/15/28	600	595,781
3.75%, 5/31/30	650	639,831
3.75%, 12/31/30	200	196,301
3.875%, 4/15/29	300	297,762
3.875%, 9/30/29	150	148,664
3.875%, 12/31/29	350	346,596
3.875%, 4/30/30	100	98,928
3.875%, 8/15/33	400	389,023
4.00%, 2/29/28	600	598,465
4.00%, 4/30/32	250	246,738
4.00%, 1/31/33	300	294,926
4.00%, 2/15/34	600	586,289
4.00%, 11/15/35	300	290,250
4.125%, 3/31/29	1,000	998,965
4.125%, 8/31/30	750	748,008
4.125%, 7/31/31	500	497,979

4
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.125%, 11/15/32	$1,175	$ 1,164,673
4.125%, 2/15/36	900	878,203
4.25%, 1/15/28	200	200,234
4.25%, 2/15/28	1,600	1,601,969
4.25%, 1/31/30	400	400,922
4.25%, 2/28/31	250	250,454
4.25%, 3/31/33	200	199,406
4.25%, 11/15/34	250	247,583
4.25%, 8/15/35	450	444,322
4.375%, 5/15/34	350	350,171
4.50%, 12/31/31	400	405,164
4.50%, 11/15/33	400	404,062
4.625%, 4/30/31	530	539,554
4.875%, 10/31/30	200	205,297
Total U.S. Treasury Obligations (identified cost $49,391,034)		$46,936,004

Short-Term Investments — 2.9%
Affiliated Fund — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(5)	1,515,667	$ 1,515,667
Total Affiliated Fund (identified cost $1,515,667)		$ 1,515,667
Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(6)	1,577,526	$ 1,577,526
Total Securities Lending Collateral (identified cost $1,577,526)		$ 1,577,526
Total Short-Term Investments (identified cost $3,093,193)		$ 3,093,193
Total Investments — 100.6% (identified cost $112,757,987)		$106,866,474
Other Assets, Less Liabilities — (0.6)%		$ (615,000)
Net Assets — 100.0%		$106,251,474

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $3,585,928 or 3.4% of the Fund's net assets.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $1,835,089.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2026.
(5)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of June 30, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term

5
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $111,242,320) - including $1,835,089 of securities on loan	$105,350,807
Investments in securities of affiliated issuers, at value (identified cost $1,515,667)	1,515,667
Cash	99,908
Receivable for capital shares sold	179,855
Interest receivable	892,815
Dividends receivable - affiliated	4,015
Securities lending income receivable	386
Receivable from affiliates	17,839
Directors' deferred compensation plan	26,668
Total assets	$108,087,960
Liabilities
Payable for investments purchased	$99,789
Payable for capital shares redeemed	44,210
Deposits for securities loaned	1,577,526
Payable to affiliates:
Investment advisory fee	17,195
Administrative fee	10,414
Distribution fees	1,333
Sub-transfer agency fee	252
Directors' deferred compensation plan	26,668
Accrued expenses	59,099
Total liabilities	$1,836,486
Net Assets	$106,251,474
Sources of Net Assets
Paid-in capital	$113,887,791
Accumulated loss	(7,636,317)
Net Assets	$106,251,474
Class I Shares
Net Assets	$99,763,133
Shares Outstanding	2,011,048
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$49.61
Class F Shares
Net Assets	$6,488,341
Shares Outstanding	135,170
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$48.00
6
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income - affiliated issuers	$23,632
Interest income	2,008,928
Securities lending income, net	2,283
Total investment income	$2,034,843
Expenses
Investment advisory fee	$106,432
Administrative fee	63,860
Distribution fees:
Class F	8,575
Directors' fees and expenses	2,961
Custodian fees	4,796
Transfer agency fees and expenses	37,463
Accounting fees	14,339
Professional fees	23,710
Registration fees	4,900
Reports to shareholders	7,894
Miscellaneous	2,663
Total expenses	$277,593
Waiver and/or reimbursement of expenses by affiliates	$(99,891)
Net expenses	$177,702
Net investment income	$1,857,141
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(1,814,399)
Net realized loss	$(1,814,399)
Change in unrealized appreciation (depreciation):
Investment securities	$622,418
Net change in unrealized appreciation (depreciation)	$622,418
Net realized and unrealized loss	$(1,191,981)
Net increase in net assets from operations	$665,160
7
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,857,141	$3,444,562
Net realized loss	(1,814,399)	(2,779,925)
Net change in unrealized appreciation (depreciation)	622,418	6,599,593
Net increase in net assets from operations	$665,160	$7,264,230
Distributions to shareholders:
Class I	$ —	$(3,155,964)
Class F	—	(218,833)
Total distributions to shareholders	$ —	$(3,374,797)
Capital share transactions:
Class I	$(3,525,672)	$(7,395,637)
Class F	(512,181)	778,665
Net decrease in net assets from capital share transactions	$(4,037,853)	$(6,616,972)
Net decrease in net assets	$(3,372,693)	$(2,727,539)
Net Assets
At beginning of period	$109,624,167	$112,351,706
At end of period	$106,251,474	$109,624,167
8
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Financial Highlights

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$49.29	$47.57	$48.44	$47.25	$55.64	$58.07
Income (Loss) From Operations
Net investment income(1)	$0.86	$1.55	$1.42	$1.32	$1.19	$1.14
Net realized and unrealized gain (loss)	(0.54)	1.72	(0.90)	1.18	(8.19)	(2.20)
Total income (loss) from operations	$0.32	$3.27	$0.52	$2.50	$(7.00)	$(1.06)
Less Distributions
From net investment income	$ —	$(1.55)	$(1.39)	$(1.31)	$(1.39)	$(1.37)
Total distributions	$ —	$(1.55)	$(1.39)	$(1.31)	$(1.39)	$(1.37)
Net asset value — End of period	$49.61	$49.29	$47.57	$48.44	$47.25	$55.64
Total Return(2)	0.65%(3)	6.90%	1.03%	5.47%	(12.53)%	(1.82)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$99,763	$102,655	$106,370	$113,389	$110,980	$145,323
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.51%(5)	0.52%	0.49%	0.49%	0.48%	0.46%
Net expenses	0.32%(5)(6)	0.32%(6)	0.32%(6)	0.32%(6)	0.32%(6)	0.32%
Net investment income	3.51%(5)	3.18%	2.93%	2.76%	2.35%	2.00%
Portfolio Turnover	16%(3)	23%	11%	11%	6%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$47.76	$46.25	$47.25	$46.23	$54.61	$57.17
Income (Loss) From Operations
Net investment income(1)	$0.77	$1.39	$1.26	$1.17	$1.04	$0.98
Net realized and unrealized gain (loss)	(0.53)	1.67	(0.87)	1.16	(8.03)	(2.17)
Total income (loss) from operations	$0.24	$3.06	$0.39	$2.33	$(6.99)	$(1.19)
Less Distributions
From net investment income	$ —	$(1.55)	$(1.39)	$(1.31)	$(1.39)	$(1.37)
Total distributions	$ —	$(1.55)	$(1.39)	$(1.31)	$(1.39)	$(1.37)
Net asset value — End of period	$48.00	$47.76	$46.25	$47.25	$46.23	$54.61
Total Return(2)	0.50%(3)	6.64%	0.78%	5.22%	(12.75)%	(2.08)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,488	$6,969	$5,982	$5,640	$4,970	$5,413
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76%(5)	0.77%	0.74%	0.74%	0.73%	0.71%
Net expenses	0.57%(5)(6)	0.57%(6)	0.57%(6)	0.57%(6)	0.57%(6)	0.57%
Net investment income	3.26%(5)	2.93%	2.68%	2.51%	2.11%	1.75%
Portfolio Turnover	16%(3)	23%	11%	11%	6%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Investment Grade Bond Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
11

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$26,751,706	$ —	$26,751,706
Sovereign Government Bonds	—	451,700	—	451,700
Taxable Municipal Obligations	—	984,005	—	984,005
U.S. Government Agencies and Instrumentalities	—	2,681,219	—	2,681,219
U.S. Government Agency Mortgage-Backed Securities	—	25,968,647	—	25,968,647
U.S. Treasury Obligations	—	46,936,004	—	46,936,004
Short-Term Investments:
Affiliated Fund	1,515,667	—	—	1,515,667
Securities Lending Collateral	1,577,526	—	—	1,577,526
Total Investments	$3,093,193	$103,773,281	$ —	$106,866,474
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, the investment advisory fee amounted to $106,432.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $965 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2027. For the six months ended June 30, 2026, CRM waived and/or reimbursed expenses of $98,926.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $63,860.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2026 amounted to $8,575 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $281 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2026, expenses incurred under the Servicing Plan amounted to $37,020, of which $28,428 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2026 are amounts payable to an affiliate of AIP under the Servicing Plan of $4,611.
4  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $9,657,506 and $9,929,447, respectively. Purchases and sales of U.S. government and agency securities, including maturities and paydowns, were $7,345,488 and $9,552,028, respectively.
13

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $4,963,747 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $755,930 are short-term and $4,207,817 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$112,993,652
Gross unrealized appreciation	$243,167
Gross unrealized depreciation	(6,370,345)
Net unrealized depreciation	$(6,127,178)
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2026, the total value of securities on loan, including accrued interest, was $1,872,059 and the total value of collateral received was $1,918,485, comprised of cash of $1,577,526 and U.S. government and/or agencies securities of $340,959.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$500,445	$ —	$ —	$ —	$500,445
U.S. Government Agencies and Instrumentalities	1,077,081	—	—	—	1,077,081
Total	$1,577,526	$ —	$ —	$ —	$1,577,526
The carrying amount of the liability for deposits for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
14

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2026.
8  Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,515,667, which represents 1.4% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,384,019	$10,637,264	$(10,505,616)	$ —	$ —	$1,515,667	$23,632	1,515,667
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	97,432	$4,824,478	180,689	$8,867,655
Reinvestment of distributions	—	—	64,460	3,155,964
Shares redeemed	(168,976)	(8,350,150)	(398,428)	(19,419,256)
Net decrease	(71,544)	$(3,525,672)	(153,279)	$(7,395,637)
Class F
Shares sold	15,874	$762,909	26,832	$1,264,121
Reinvestment of distributions	—	—	4,611	218,833
Shares redeemed	(26,646)	(1,275,090)	(14,832)	(704,289)
Net increase (decrease)	(10,772)	$(512,181)	16,611	$778,665
At June 30, 2026, separate accounts of an insurance company that is an affiliate of AIP owned 73.3% of the value of the outstanding shares of the Fund.
15

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
16

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Investment Grade Bond Index Portfolio (the “Fund”) with CRM, and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and three-year periods ended December 31, 2025, while the Fund had outperformed the median of its peer universe for the five-year period ended December 31, 2025. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2025. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
17

CVT
Investment Grade Bond Index Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
18

CVPIBI-NCSR 6.30.26

CVT
Nasdaq 100 Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
CVT
Nasdaq 100 Index Portfolio
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.(1)	2,923	$ 1,638,663
Honeywell Aerospace, Inc.(1)	11,490	2,540,209
Rocket Lab Corp.(1)	20,989	2,133,532
		$ 6,312,404
Automobiles — 3.1%
Tesla, Inc.(1)	65,624	$ 27,601,454
		$ 27,601,454
Beverages — 1.5%
Coca-Cola Europacific Partners PLC	16,171	$1,618,232
Keurig Dr. Pepper, Inc.	49,343	1,614,997
Monster Beverage Corp.(1)	35,469	3,409,280
PepsiCo, Inc.	49,568	6,711,507
		$13,354,016
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc.(1)	4,842	$1,457,587
Amgen, Inc.	19,573	7,087,775
Gilead Sciences, Inc.	45,028	5,688,838
Regeneron Pharmaceuticals, Inc.	3,736	2,329,545
Vertex Pharmaceuticals, Inc.(1)	9,205	4,572,400
		$21,136,145
Broadline Retail — 4.4%
Amazon.com, Inc.(1)	141,314	$33,680,779
MercadoLibre, Inc.(1)	1,839	3,121,500
PDD Holdings, Inc. ADR(1)	24,223	1,847,730
		$38,650,009
Chemicals — 1.0%
Linde PLC	16,768	$8,701,586
		$8,701,586
Commercial Services & Supplies — 0.4%
Cintas Corp.	14,510	$2,467,861
Copart, Inc.(1)	33,576	946,507
		$3,414,368
Communications Equipment — 2.2%
Cisco Systems, Inc.	142,942	$16,789,968
Lumentum Holdings, Inc.(1)	2,822	2,421,445
		$19,211,413
Construction & Engineering — 0.2%
Ferrovial NV(2)	26,092	$1,790,172
		$1,790,172
Security	Shares	Value
Consumer Staples Distribution & Retail — 4.0%
Costco Wholesale Corp.	16,090	$ 15,051,712
Walmart, Inc.	176,915	20,037,393
		$ 35,089,105
Diversified Telecommunication Services — 0.4%
Comcast Corp., Class A	129,210	$ 3,172,105
		$ 3,172,105
Electric Utilities — 1.1%
American Electric Power Co., Inc.	19,733	$ 2,699,672
Constellation Energy Corp.	13,099	3,253,398
Exelon Corp.	37,108	1,729,975
Xcel Energy, Inc.	22,640	1,817,992
		$9,501,037
Energy Equipment & Services — 0.2%
Baker Hughes Co.	35,979	$1,996,835
		$1,996,835
Entertainment — 1.9%
Electronic Arts, Inc.	9,094	$1,864,634
Netflix, Inc.(1)	152,711	10,903,565
Take-Two Interactive Software, Inc.(1)	6,733	1,683,115
Warner Bros. Discovery, Inc.(1)	90,925	2,424,061
		$16,875,375
Financial Services — 0.2%
PayPal Holdings, Inc.	31,991	$1,381,371
		$1,381,371
Food Products — 0.4%
Kraft Heinz Co.	43,004	$1,015,755
Mondelez International, Inc., Class A	46,554	2,692,683
		$3,708,438
Ground Transportation — 0.6%
CSX Corp.	67,388	$3,202,952
Old Dominion Freight Line, Inc.	7,542	1,633,597
		$4,836,549
Health Care Equipment & Supplies — 1.0%
DexCom, Inc.(1)	13,994	$942,496
GE HealthCare Technologies, Inc.	16,497	1,055,973
IDEXX Laboratories, Inc.(1)	2,861	1,506,145
Intuitive Surgical, Inc.(1)	12,844	5,107,802
		$8,612,416
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(1)	15,157	$2,168,967

1
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.	28,102	$ 5,008,900
DoorDash, Inc., Class A(1)	14,918	2,752,819
Marriott International, Inc., Class A	9,563	3,543,952
Starbucks Corp.	41,333	4,223,819
		$ 17,698,457
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	11,490	$ 2,572,611
		$ 2,572,611
Interactive Media & Services — 8.5%
Alphabet, Inc., Class A	76,509	$27,342,021
Alphabet, Inc., Class C	71,674	25,324,574
Meta Platforms, Inc., Class A	38,902	21,913,108
		$74,579,703
IT Services — 0.8%
CoreWeave, Inc., Class A(1)	16,232	$1,615,733
Shopify, Inc., Class A(1)	44,230	5,050,182
		$6,665,915
Machinery — 0.3%
PACCAR, Inc.	19,087	$2,292,730
		$2,292,730
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	10,202	$1,793,308
		$1,793,308
Professional Services — 0.6%
Automatic Data Processing, Inc.	14,497	$3,246,603
Paychex, Inc.	12,994	1,277,700
Thomson Reuters Corp.(2)	13,820	1,128,680
		$5,652,983
Semiconductors & Semiconductor Equipment — 34.9%
Advanced Micro Devices, Inc.(1)	59,136	$34,352,694
Analog Devices, Inc.	17,665	7,016,008
Applied Materials, Inc.	28,794	20,818,062
ARM Holdings PLC ADR(1)	15,377	5,452,223
ASML Holding NV-NY Shares(3)	3,323	6,610,909
Astera Labs, Inc.(1)	6,216	3,002,452
Broadcom, Inc.	62,285	23,528,159
Intel Corp.(1)	182,276	25,451,198
KLA Corp.	47,374	14,293,209
Lam Research Corp.	45,354	19,653,249
Marvell Technology, Inc.	31,726	9,450,858
Microchip Technology, Inc.	19,659	1,792,901
Micron Technology, Inc.	40,899	47,209,307
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	1,782	$ 2,463,365
NVIDIA Corp.	317,910	63,610,612
NXP Semiconductors NV	9,156	2,573,111
QUALCOMM, Inc.	38,225	7,063,598
Teradyne, Inc.	5,677	2,746,760
Texas Instruments, Inc.	33,006	9,838,098
		$306,926,773
Software — 10.9%
Adobe, Inc.(1)	14,659	$3,005,388
AppLovin Corp., Class A(1)	11,088	5,712,870
Autodesk, Inc.(1)	7,652	1,487,702
Cadence Design Systems, Inc.(1)	10,003	3,754,326
CrowdStrike Holdings, Inc., Class A(1)	9,233	7,046,072
Datadog, Inc., Class A(1)	11,998	3,123,799
Fortinet, Inc.(1)	26,571	4,081,837
Intuit, Inc.	9,920	2,589,120
Microsoft Corp.	97,586	36,401,530
Nebius Group NV(1)(2)	7,993	2,207,427
Palantir Technologies, Inc., Class A(1)	83,271	9,715,228
Palo Alto Networks, Inc.(1)	29,594	10,092,146
Roper Technologies, Inc.	3,660	1,238,507
Strategy, Inc., Class A(1)	11,997	1,042,899
Synopsys, Inc.(1)	6,944	3,097,510
Workday, Inc., Class A(1)	7,290	892,442
		$95,488,803
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.(1)	30,055	$2,767,765
Ross Stores, Inc.	11,683	2,486,726
		$5,254,491
Technology Hardware, Storage & Peripherals — 9.5%
Apple, Inc.	192,945	$55,830,565
Sandisk Corp.(1)	5,371	12,212,204
Seagate Technology Holdings PLC	8,132	7,847,380
Western Digital Corp.	12,500	7,984,000
		$83,874,149
Trading Companies & Distributors — 0.2%
Fastenal Co.	41,635	$1,999,729
		$1,999,729
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	39,248	$6,583,067
		$6,583,067
Total Common Stocks (identified cost $298,791,984)		$836,727,517

2
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Exchange-Traded Funds — 1.7%

Security	Shares	Value
Equity Funds — 1.7%
Invesco QQQ TM Trust, Series 1(2)	20,000	$ 14,728,000
Total Exchange-Traded Funds (identified cost $10,618,503)		$ 14,728,000

Short-Term Investments — 1.9%
Affiliated Fund — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(4)	12,537,247	$ 12,537,247
Total Affiliated Fund (identified cost $12,537,247)		$ 12,537,247

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(5)	2,192,395	$ 2,192,395
Total Securities Lending Collateral (identified cost $2,192,395)		$ 2,192,395
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/23/26(6)	$2,000	$ 1,995,620
Total U.S. Treasury Obligations (identified cost $1,995,682)		$ 1,995,620
Total Short-Term Investments (identified cost $16,725,324)		$ 16,725,262
Total Investments — 98.8% (identified cost $326,135,811)		$868,180,779
Other Assets, Less Liabilities — 1.2%		$ 10,371,409
Net Assets — 100.0%		$878,552,188

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $17,965,301.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $6,610,909 or 0.8% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	22	Long	9/18/26	$13,430,340	$113,980
					$113,980

3
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
4
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $313,598,564) - including $17,965,301 of securities on loan	$855,643,532
Investments in securities of affiliated issuers, at value (identified cost $12,537,247)	12,537,247
Receivable for variation margin on open futures contracts	207,140
Cash	9,968
Receivable for capital shares sold	13,798,015
Dividends receivable	120,704
Dividends receivable - affiliated	59,776
Securities lending income receivable	2,717
Receivable from affiliate	142,666
Directors' deferred compensation plan	31,895
Total assets	$882,553,660
Liabilities
Payable for capital shares redeemed	$1,150,470
Deposits for securities loaned	2,192,395
Payable to affiliates:
Investment advisory fee	204,381
Administrative fee	82,735
Distribution fees	81,485
Sub-transfer agency fee	175
Directors' deferred compensation plan	31,895
Accrued expenses	257,936
Total liabilities	$4,001,472
Net Assets	$878,552,188
Sources of Net Assets
Paid-in capital	$318,337,342
Distributable earnings	560,214,846
Net Assets	$878,552,188
Class I Shares
Net Assets	$456,705,514
Shares Outstanding	1,921,735
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$237.65
Class F Shares
Net Assets	$421,846,674
Shares Outstanding	1,835,587
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$229.82
5
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $10,692)	$2,363,894
Dividend income - affiliated issuers	210,383
Interest income	38,699
Securities lending income, net	12,020
Total investment income	$2,624,996
Expenses
Investment advisory fee	$1,092,247
Administrative fee	436,899
Distribution fees:
Class F	434,203
Directors' fees and expenses	20,633
Custodian fees	8,905
Transfer agency fees and expenses	342,448
Accounting fees	88,942
Professional fees	33,339
Reports to shareholders	12,296
Licensing fees	101,489
Miscellaneous	14,347
Total expenses	$2,585,748
Waiver and/or reimbursement of expenses by affiliates	$(409,281)
Net expenses	$2,176,467
Net investment income	$448,529
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(1,832,813)
Futures contracts	2,723,280
Net realized gain	$890,467
Change in unrealized appreciation (depreciation):
Investment securities	$135,708,408
Futures contracts	122,050
Net change in unrealized appreciation (depreciation)	$135,830,458
Net realized and unrealized gain	$136,720,925
Net increase in net assets from operations	$137,169,454
6
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$448,529	$1,167,863
Net realized gain	890,467	15,287,483
Net change in unrealized appreciation (depreciation)	135,830,458	94,687,208
Net increase in net assets from operations	$137,169,454	$111,142,554
Distributions to shareholders:
Class I	$ —	$(6,283,473)
Class F	—	(5,474,558)
Total distributions to shareholders	$ —	$(11,758,031)
Capital share transactions:
Class I	$20,900,881	$(7,833,609)
Class F	26,772,635	84,777,225
Net increase in net assets from capital share transactions	$47,673,516	$76,943,616
Net increase in net assets	$184,842,970	$176,328,139
Net Assets
At beginning of period	$693,709,218	$517,381,079
At end of period	$878,552,188	$693,709,218
7
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Financial Highlights

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$197.98	$167.34	$143.17	$93.02	$146.70	$122.67
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.55	$0.75	$0.68	$0.50	$0.27
Net realized and unrealized gain (loss)	39.42	33.56	34.91	49.88	(48.48)	31.85
Total income (loss) from operations	$39.67	$34.11	$35.66	$50.56	$(47.98)	$32.12
Less Distributions
From net investment income	$ —	$(0.51)	$(0.56)	$(0.41)	$(0.21)	$(0.39)
From net realized gain	—	(2.96)	(10.93)	—	(5.49)	(7.70)
Total distributions	$ —	$(3.47)	$(11.49)	$(0.41)	$(5.70)	$(8.09)
Net asset value — End of period	$237.65	$197.98	$167.34	$143.17	$93.02	$146.70
Total Return(2)	20.04%(3)	20.39%	25.20%	54.40%	(32.64)%	26.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$456,706	$361,988	$313,760	$268,239	$184,733	$287,931
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59%(5)	0.60%	0.58%	0.60%	0.60%	0.59%
Net expenses	0.48%(5)(6)	0.48%(6)	0.48%(6)	0.48%(6)	0.48%(6)	0.48%
Net investment income	0.24%(5)	0.31%	0.47%	0.56%	0.44%	0.20%
Portfolio Turnover	9%(3)	13%	10%	21%	7%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$191.69	$162.51	$139.66	$90.97	$144.01	$120.85
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.01)	$0.10	$0.34	$0.39	$0.23	$(0.07)
Net realized and unrealized gain (loss)	38.14	32.55	34.00	48.71	(47.57)	31.32
Total income (loss) from operations	$38.13	$32.65	$34.34	$49.10	$(47.34)	$31.25
Less Distributions
From net investment income	$ —	$(0.51)	$(0.56)	$(0.41)	$(0.21)	$(0.39)
From net realized gain	—	(2.96)	(10.93)	—	(5.49)	(7.70)
Total distributions	$ —	$(3.47)	$(11.49)	$(0.41)	$(5.70)	$(8.09)
Net asset value — End of period	$229.82	$191.69	$162.51	$139.66	$90.97	$144.01
Total Return(2)	19.89%(3)	20.10%	24.89%	54.02%	(32.81)%	26.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$421,847	$331,721	$203,621	$109,905	$51,262	$52,753
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.84%(5)	0.85%	0.83%	0.85%	0.85%	0.84%
Net expenses	0.73%(5)(6)	0.73%(6)	0.73%(6)	0.73%(6)	0.73%(6)	0.73%
Net investment income (loss)	(0.01)%(5)	0.06%	0.22%	0.32%	0.21%	(0.05)%
Portfolio Turnover	9%(3)	13%	10%	21%	7%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Nasdaq 100 Index Portfolio (the Fund) is a non-diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
10

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$836,727,517(1)	$ —	$ —	$836,727,517
Exchange-Traded Funds	14,728,000	—	—	14,728,000
Short-Term Investments:
Affiliated Fund	12,537,247	—	—	12,537,247
Securities Lending Collateral	2,192,395	—	—	2,192,395
U.S. Treasury Obligations	—	1,995,620	—	1,995,620
Total Investments	$866,185,159	$1,995,620	$ —	$868,180,779
Futures Contracts	$113,980	$ —	$ —	$113,980
Total	$866,299,139	$1,995,620	$ —	$868,294,759

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
11

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, the investment advisory fee amounted to $1,092,247.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $8,157 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2027. For the six months ended June 30, 2026, CRM waived and/or reimbursed expenses of $401,124.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $436,899.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2026 amounted to $434,203 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $183 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
12

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2026, expenses incurred under the Servicing Plan amounted to $342,103, of which $65,062 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2026 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,787.
4  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $115,589,558 and $62,011,435, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$326,834,942
Gross unrealized appreciation	$552,489,422
Gross unrealized depreciation	(11,029,605)
Net unrealized appreciation	$541,459,817
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2026 is included in the Schedule of Investments. During the six months ended June 30, 2026, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
			Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Futures contracts	$113,980	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$2,723,280	$122,050

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2026 was approximately $10,279,000.
13

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2026, the total value of securities on loan was $17,965,301 and the total value of collateral received was $17,987,951, comprised of cash of $2,192,395 and U.S. government and/or agencies securities of $15,795,556.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,192,395	$ —	$ —	$ —	$2,192,395
The carrying amount of the liability for deposits for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2026.
9  Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $12,537,247, which represents 1.4% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,540,961	$95,924,441	$(88,928,155)	$ —	$ —	$12,537,247	$210,383	12,537,247
14

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 10,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	202,856	$44,088,889	149,004	$26,001,315
Reinvestment of distributions	—	—	31,889	6,283,473
Shares redeemed	(109,541)	(23,188,008)	(227,483)	(40,118,397)
Net increase (decrease)	93,315	$20,900,881	(46,590)	$(7,833,609)
Class F
Shares sold	294,266	$62,188,173	771,126	$133,871,109
Reinvestment of distributions	—	—	28,679	5,474,558
Shares redeemed	(189,215)	(35,415,538)	(322,213)	(54,568,442)
Net increase	105,051	$26,772,635	477,592	$84,777,225
At June 30, 2026, separate accounts of an insurance company that is an affiliate of AIP owned 11.8% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 43.5%.
15

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
16

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Nasdaq 100® Index Portfolio (the “Fund”) with CRM, and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports.  With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.  With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025.  This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2025.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
17

CVT
Nasdaq 100 Index Portfolio
June 30, 2026
Board of Directors' Contract Approval

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time.  Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
18

CVPNOI-NCSR 6.30.26

CVT
S&P 500® Index Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
CVT
S&P 500® Index Portfolio
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
S&P 500® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(1)	691	$ 387,381
Boeing Co.(1)	6,749	1,460,956
General Dynamics Corp.	2,181	772,597
General Electric Co.	8,949	3,344,510
Honeywell Aerospace, Inc.(1)	2,728	603,106
Howmet Aerospace, Inc.	3,446	926,492
Huntington Ingalls Industries, Inc.	352	98,521
L3Harris Technologies, Inc.	1,606	466,688
Lockheed Martin Corp.	1,740	886,460
Northrop Grumman Corp.	1,147	584,179
RTX Corp.	11,535	2,188,536
Textron, Inc.	1,497	137,320
TransDigm Group, Inc.	480	639,379
		$12,496,125
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	1,020	$192,107
Expeditors International of Washington, Inc.	1,152	187,753
FedEx Corp.	1,883	589,624
United Parcel Service, Inc., Class B	6,404	688,430
		$1,657,914
Automobile Components — 0.0%†
Aptiv PLC(1)	1,829	$112,264
		$112,264
Automobiles — 2.0%
Ford Motor Co.	33,674	$468,069
General Motors Co.	7,769	598,834
Tesla, Inc.(1)	24,174	10,167,584
		$11,234,487
Banks — 3.3%
Bank of America Corp.	56,001	$3,190,937
Citigroup, Inc.	14,630	2,047,615
Citizens Financial Group, Inc.	3,653	255,966
Fifth Third Bancorp	7,735	436,022
Huntington Bancshares, Inc.	17,443	309,264
JPMorgan Chase & Co.	23,015	7,533,500
KeyCorp	8,053	185,622
M&T Bank Corp.	1,256	298,941
PNC Financial Services Group, Inc.	3,444	847,982
Regions Financial Corp.	7,459	225,262
Truist Financial Corp.	10,686	532,376
U.S. Bancorp	13,358	806,823
Wells Fargo & Co.	26,249	2,169,217
		$18,839,527
Security	Shares	Value
Beverages — 1.0%
Brown-Forman Corp., Class B	1,469	$ 39,149
Coca-Cola Co.	33,269	2,703,771
Constellation Brands, Inc., Class A	1,207	167,882
Keurig Dr. Pepper, Inc.	11,675	382,123
Molson Coors Beverage Co., Class B	1,455	56,687
Monster Beverage Corp.(1)	6,129	589,119
PepsiCo, Inc.	11,745	1,590,273
		$ 5,529,004
Biotechnology — 1.6%
AbbVie, Inc.	15,155	$3,813,604
Amgen, Inc.	4,628	1,675,891
Biogen, Inc.(1)	1,262	272,668
Gilead Sciences, Inc.	10,662	1,347,037
Incyte Corp.(1)	1,437	162,898
Moderna, Inc.(1)	2,989	209,320
Regeneron Pharmaceuticals, Inc.	857	534,374
Vertex Pharmaceuticals, Inc.(1)	2,183	1,084,362
		$9,100,154
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	84,091	$20,042,249
eBay, Inc.	3,808	425,544
		$20,467,793
Building Products — 0.5%
A.O. Smith Corp.	1,008	$63,222
Allegion PLC	772	108,458
Builders FirstSource, Inc.(1)	951	85,095
Carrier Global Corp.	6,752	495,259
Johnson Controls International PLC	5,260	768,539
Lennox International, Inc.	272	155,842
Masco Corp.	1,750	142,398
Trane Technologies PLC	1,902	934,186
		$2,752,999
Capital Markets — 2.8%
Ameriprise Financial, Inc.	771	$353,704
Ares Management Corp., Class A	1,771	197,130
Bank of New York Mellon Corp.	5,915	855,368
Blackrock, Inc.	1,240	1,192,335
Blackstone, Inc.	6,372	749,793
Cboe Global Markets, Inc.	900	218,403
Charles Schwab Corp.	14,022	1,293,810
CME Group, Inc.	3,099	684,352
Coinbase Global, Inc., Class A(1)	1,917	280,246
FactSet Research Systems, Inc.	333	76,617
Franklin Resources, Inc.	2,630	87,500
Goldman Sachs Group, Inc.	2,530	2,558,766
Interactive Brokers Group, Inc., Class A	3,828	333,189

1
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Intercontinental Exchange, Inc.	4,881	$ 600,900
Invesco Ltd.	3,802	100,335
KKR & Co., Inc.	5,899	541,410
Moody's Corp.	1,289	583,814
Morgan Stanley(2)	10,282	2,149,349
MSCI, Inc.	632	353,945
Nasdaq, Inc.	3,859	304,166
Northern Trust Corp.	1,602	278,492
Raymond James Financial, Inc.	1,508	229,261
Robinhood Markets, Inc., Class A(1)	6,792	681,102
S&P Global, Inc.	2,601	1,059,283
State Street Corp.	2,399	406,871
T. Rowe Price Group, Inc.	1,879	213,624
		$16,383,765
Chemicals — 1.0%
Air Products and Chemicals, Inc.	1,914	$561,147
Albemarle Corp.	1,013	136,785
CF Industries Holdings, Inc.	1,341	145,177
Corteva, Inc.	5,780	489,508
Dow, Inc.	6,166	168,702
DuPont de Nemours, Inc.	1,172	158,970
Ecolab, Inc.	2,191	610,435
International Flavors & Fragrances, Inc.	2,201	174,363
Linde PLC	3,966	2,058,116
LyondellBasell Industries NV, Class A	2,213	116,514
Mosaic Co.	2,893	61,303
PPG Industries, Inc.	1,929	233,968
Sherwin-Williams Co.	1,982	682,442
		$5,597,430
Commercial Services & Supplies — 0.4%
Cintas Corp.	2,921	$496,804
Copart, Inc.(1)	7,653	215,738
Republic Services, Inc.	1,730	368,628
Rollins, Inc.	2,562	106,938
Veralto Corp.	2,134	189,243
Waste Management, Inc.	3,189	710,764
		$2,088,115
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	8,874	$1,507,515
Ciena Corp.(1)	1,211	594,068
Cisco Systems, Inc.	33,928	3,985,183
F5, Inc.(1)	486	202,157
Lumentum Holdings, Inc.(1)	667	572,326
Motorola Solutions, Inc.	1,424	591,373
		$7,452,622
Security	Shares	Value
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	303	$ 600,531
EMCOR Group, Inc.	385	319,504
Quanta Services, Inc.	1,282	923,091
		$ 1,843,126
Construction Materials — 0.2%
CRH PLC	5,760	$ 616,320
Martin Marietta Materials, Inc.	519	299,307
Vulcan Materials Co.	1,113	328,346
		$1,243,973
Consumer Finance — 0.5%
American Express Co.	4,565	$1,544,111
Capital One Financial Corp.	5,338	1,070,910
Synchrony Financial	2,885	219,404
		$2,834,425
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	319	$253,538
Costco Wholesale Corp.	3,805	3,559,463
Dollar General Corp.	1,892	217,788
Dollar Tree, Inc.(1)	1,590	192,311
Kroger Co.	4,865	270,154
Sysco Corp.	4,116	344,015
Target Corp.	3,892	508,334
Walmart, Inc.	37,657	4,265,032
		$9,610,635
Containers & Packaging — 0.2%
Amcor PLC	3,971	$172,143
Avery Dennison Corp.	656	106,502
Ball Corp.	2,284	142,521
International Paper Co.	4,538	172,898
Packaging Corp. of America	768	182,999
Smurfit Westrock PLC	4,490	207,707
		$984,770
Distributors — 0.0%†
Genuine Parts Co.	1,180	$139,216
		$139,216
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	59,599	$1,233,699
Comcast Corp., Class A	30,560	750,248
Verizon Communications, Inc.	35,816	1,516,450
		$3,500,397
Electric Utilities — 1.4%
Alliant Energy Corp.	2,209	$168,525
American Electric Power Co., Inc.	4,648	635,893

2
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Constellation Energy Corp.	2,748	$ 682,521
Duke Energy Corp.	6,683	845,934
Edison International	3,307	246,206
Entergy Corp.	3,888	446,576
Evergy, Inc.	1,979	171,045
Eversource Energy	3,225	233,071
Exelon Corp.	8,791	409,836
FirstEnergy Corp.	4,468	212,409
NextEra Energy, Inc.	17,897	1,570,820
NRG Energy, Inc.	1,826	266,705
PG&E Corp.	18,888	317,696
Pinnacle West Capital Corp.	1,029	110,103
PPL Corp.	6,357	231,077
Southern Co.	9,669	925,420
Xcel Energy, Inc.	5,355	430,006
		$7,903,843
Electrical Equipment — 1.3%
AMETEK, Inc.	1,979	$478,799
Eaton Corp. PLC	3,338	1,422,389
Emerson Electric Co.	4,830	691,415
GE Vernova, Inc.	2,305	2,708,052
Generac Holdings, Inc.(1)	505	147,869
Hubbell, Inc.	457	239,103
Rockwell Automation, Inc.	954	472,306
Vertiv Holdings Co., Class A	3,288	1,100,888
		$7,260,821
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	10,564	$1,862,645
CDW Corp.	1,119	157,376
Coherent Corp.(1)	1,678	661,921
Corning, Inc.	6,710	1,713,935
Flex Ltd.(1)	3,154	511,169
Jabil, Inc.	908	350,016
Keysight Technologies, Inc.(1)	1,474	516,003
TE Connectivity PLC	2,522	508,460
Teledyne Technologies, Inc.(1)	404	269,428
Zebra Technologies Corp., Class A(1)	409	107,673
		$6,658,626
Energy Equipment & Services — 0.2%
Baker Hughes Co.	8,493	$471,362
Halliburton Co.	7,198	244,372
SLB Ltd.	12,850	597,396
		$1,313,130
Entertainment — 1.0%
Electronic Arts, Inc.	1,936	$396,958
Live Nation Entertainment, Inc.(1)	1,357	248,480
Security	Shares	Value
Entertainment (continued)
Netflix, Inc.(1)	36,118	$ 2,578,825
Take-Two Interactive Software, Inc.(1)	1,496	373,970
TKO Group Holdings, Inc.	540	108,707
Walt Disney Co.	14,895	1,433,644
Warner Bros. Discovery, Inc.(1)	21,298	567,805
		$ 5,708,389
Financial Services — 3.2%
Apollo Global Management, Inc.	3,991	$ 472,175
Berkshire Hathaway, Inc., Class B(1)	15,745	7,878,641
Block, Inc.(1)	4,591	348,916
Corpay, Inc.(1)	561	186,964
Fidelity National Information Services, Inc.	4,451	173,055
Fiserv, Inc.(1)	4,622	226,709
Global Payments, Inc.	2,045	148,385
Jack Henry & Associates, Inc.	648	89,256
Mastercard, Inc., Class A	6,921	3,554,626
PayPal Holdings, Inc.	7,566	326,700
Visa, Inc., Class A	14,236	4,884,229
		$18,289,656
Food Products — 0.4%
Archer-Daniels-Midland Co.	4,130	$315,532
Bunge Global SA	1,164	124,234
General Mills, Inc.	4,586	159,593
Hershey Co.	1,274	223,523
Hormel Foods Corp.	2,657	65,947
J.M. Smucker Co.	915	102,938
Kraft Heinz Co.	7,325	173,016
McCormick & Co., Inc.	2,267	114,302
Mondelez International, Inc., Class A	11,016	637,165
Tyson Foods, Inc., Class A	2,424	138,774
		$2,055,024
Gas Utilities — 0.0%†
Atmos Energy Corp.	1,422	$244,968
		$244,968
Ground Transportation — 0.8%
CSX Corp.	15,980	$759,529
Fedex Freight Holding Co., Inc.(1)	930	140,430
J.B. Hunt Transport Services, Inc.	643	186,103
Norfolk Southern Corp.	1,930	607,159
Old Dominion Freight Line, Inc.	1,582	342,661
Uber Technologies, Inc.(1)	17,460	1,259,914
Union Pacific Corp.	5,100	1,387,200
		$4,682,996
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	14,943	$1,355,928

3
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Align Technology, Inc.(1)	599	$ 101,027
Baxter International, Inc.	4,422	94,277
Becton Dickinson & Co.	2,363	357,593
Boston Scientific Corp.(1)	12,745	543,957
Cooper Cos., Inc.(1)	1,674	120,043
DexCom, Inc.(1)	3,308	222,794
Edwards Lifesciences Corp.(1)	4,987	451,124
GE HealthCare Technologies, Inc.	3,917	250,727
IDEXX Laboratories, Inc.(1)	677	356,400
Insulet Corp.(1)	594	90,436
Intuitive Surgical, Inc.(1)	3,038	1,208,152
Medtronic PLC	11,017	861,860
ResMed, Inc.	1,252	243,990
Solventum Corp.(1)	1,267	97,749
STERIS PLC	843	177,510
Stryker Corp.	2,960	931,926
Zimmer Biomet Holdings, Inc.	1,704	146,697
		$7,612,190
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	2,023	$480,584
Cencora, Inc.	1,672	473,143
Centene Corp.(1)	4,015	257,723
Cigna Group	2,265	624,415
CVS Health Corp.	10,933	1,131,019
DaVita, Inc.(1)	288	64,074
Elevance Health, Inc.	1,863	720,478
HCA Healthcare, Inc.	1,332	519,333
Henry Schein, Inc.(1)	860	71,827
Humana, Inc.	1,037	411,917
Labcorp Holdings, Inc.	713	199,640
McKesson Corp.	1,031	779,024
Quest Diagnostics, Inc.	946	200,505
UnitedHealth Group, Inc.	7,785	3,235,680
Universal Health Services, Inc., Class B	457	67,951
		$9,237,313
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,345	$71,083
Healthpeak Properties, Inc.	5,913	126,538
Ventas, Inc.	4,170	370,296
Welltower, Inc.	6,055	1,374,304
		$1,942,221
Health Care Technology — 0.0%†
Veeva Systems, Inc., Class A(1)	1,300	$230,711
		$230,711
Security	Shares	Value
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	5,496	$ 130,310
		$ 130,310
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A(1)	3,585	$ 513,014
Booking Holdings, Inc.	6,646	1,184,583
Carnival Corp. Ltd.	11,048	315,641
Chipotle Mexican Grill, Inc.(1)	11,003	374,102
Darden Restaurants, Inc.	990	203,950
Domino's Pizza, Inc.	262	77,563
DoorDash, Inc., Class A(1)	3,246	598,984
Expedia Group, Inc.	982	251,274
Hilton Worldwide Holdings, Inc.	1,953	645,388
Las Vegas Sands Corp.	2,558	118,154
Marriott International, Inc., Class A	1,877	695,598
McDonald's Corp.	6,094	1,647,269
MGM Resorts International(1)	1,721	82,281
Norwegian Cruise Line Holdings Ltd.(1)	3,938	83,131
Royal Caribbean Cruises Ltd.	2,139	679,197
Starbucks Corp.	9,791	1,000,542
Wynn Resorts Ltd.	719	69,808
Yum! Brands, Inc.	2,386	381,426
		$8,921,905
Household Durables — 0.2%
D.R. Horton, Inc.	2,262	$368,434
Garmin Ltd.	1,405	333,744
Lennar Corp., Class A	1,855	167,859
NVR, Inc.(1)	23	156,708
PulteGroup, Inc.	1,652	226,671
		$1,253,416
Household Products — 0.7%
Church & Dwight Co., Inc.	2,034	$197,054
Clorox Co.	1,040	99,258
Colgate-Palmolive Co.	6,864	629,291
Kimberly-Clark Corp.(3)	2,853	313,174
Procter & Gamble Co.	19,971	2,928,547
		$4,167,324
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,120	$89,719
Vistra Corp.	2,737	434,170
		$523,889
Industrial Conglomerates — 0.2%
3M Co.	4,474	$724,386
Honeywell International, Inc.	2,728	610,799
		$1,335,185

4
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial REITs — 0.2%
Prologis, Inc.	7,988	$ 1,082,134
		$ 1,082,134
Insurance — 1.5%
Aflac, Inc.	3,929	$ 460,675
Allstate Corp.	2,208	525,372
American International Group, Inc.	4,611	343,658
Aon PLC, Class A	1,844	611,636
Arch Capital Group Ltd.(1)	2,985	289,724
Arthur J. Gallagher & Co.	2,209	507,120
Assurant, Inc.	431	115,736
Brown & Brown, Inc.	2,516	161,401
Chubb Ltd.	3,094	1,054,250
Cincinnati Financial Corp.	1,341	248,273
Erie Indemnity Co., Class A(3)	235	56,341
Everest Group Ltd.	350	125,030
Globe Life, Inc.	685	122,396
Hartford Insurance Group, Inc.	2,351	311,555
Loews Corp.	1,452	164,381
Marsh & McLennan Cos., Inc.	4,161	693,514
MetLife, Inc.	4,636	392,252
Principal Financial Group, Inc.	1,701	183,334
Progressive Corp.	5,012	1,094,871
Prudential Financial, Inc.	2,991	322,819
Travelers Cos., Inc.	1,824	602,139
W.R. Berkley Corp.	2,561	180,627
Willis Towers Watson PLC	818	213,801
		$8,780,905
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A	50,362	$17,997,868
Alphabet, Inc., Class C	40,599	14,344,845
Meta Platforms, Inc., Class A	18,857	10,621,959
		$42,964,672
IT Services — 0.6%
Accenture PLC, Class A	5,288	$658,039
Akamai Technologies, Inc.(1)	1,237	146,226
Cognizant Technology Solutions Corp., Class A	4,110	159,180
Gartner, Inc.(1)	606	78,550
GoDaddy, Inc., Class A(1)	1,162	98,630
International Business Machines Corp.	8,062	2,267,115
VeriSign, Inc.	710	178,608
		$3,586,348
Leisure Products — 0.0%†
Hasbro, Inc.	1,153	$95,226
		$95,226
Security	Shares	Value
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	2,431	$ 322,910
Bio-Techne Corp.	1,429	100,959
Charles River Laboratories International, Inc.(1)	423	95,932
Danaher Corp.	5,407	1,029,925
IQVIA Holdings, Inc.(1)	1,458	281,715
Mettler-Toledo International, Inc.(1)	175	223,564
Revvity, Inc.	957	106,476
Thermo Fisher Scientific, Inc.	3,188	1,598,335
Waters Corp.(1)	843	316,159
West Pharmaceutical Services, Inc.	619	222,221
		$4,298,196
Machinery — 1.9%
Caterpillar, Inc.	3,951	$4,207,420
Cummins, Inc.	1,188	847,293
Deere & Co.	2,155	1,366,981
Dover Corp.	1,159	259,941
Fortive Corp.	2,694	164,576
IDEX Corp.	635	144,113
Illinois Tool Works, Inc.	2,254	609,639
Ingersoll Rand, Inc.	3,059	250,807
Nordson Corp.	455	137,269
Otis Worldwide Corp.	3,341	239,216
PACCAR, Inc.	4,515	542,342
Parker-Hannifin Corp.	1,085	1,061,260
Pentair PLC	1,407	107,861
Snap-on, Inc.	447	179,873
Stanley Black & Decker, Inc.	1,331	125,274
Westinghouse Air Brake Technologies Corp.	1,466	395,234
Xylem, Inc.	2,039	241,030
		$10,880,129
Media — 0.1%
Charter Communications, Inc., Class A(1)	740	$105,235
EchoStar Corp., Class A(1)(3)	1,157	117,436
Fox Corp., Class A	1,800	93,888
Fox Corp., Class B	1,266	59,299
News Corp., Class A	3,130	77,718
News Corp., Class B	1,052	29,519
Omnicom Group, Inc.	2,445	178,069
Paramount Skydance Corp., Class B	2,931	28,900
Trade Desk, Inc., Class A(1)	3,663	66,227
		$756,291
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	12,351	$776,754
Newmont Corp.	9,157	855,264
Nucor Corp.	1,967	438,149
Steel Dynamics, Inc.	1,180	270,763
		$2,340,930

5
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.6%
Ameren Corp.	2,376	$ 268,583
CenterPoint Energy, Inc.	5,611	247,108
CMS Energy Corp.	2,634	201,501
Consolidated Edison, Inc.	3,161	349,701
Dominion Energy, Inc.	7,543	515,112
DTE Energy Co.	1,785	271,981
NiSource, Inc.	4,113	195,573
Public Service Enterprise Group, Inc.	4,290	348,176
Sempra	5,609	520,010
WEC Energy Group, Inc.	2,797	326,606
		$3,244,351
Office REITs — 0.0%†
BXP, Inc.	1,268	$84,081
		$84,081
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	3,032	$98,752
Chevron Corp.	16,058	2,661,774
ConocoPhillips	10,450	1,086,382
Devon Energy Corp.	9,894	408,820
Diamondback Energy, Inc.	1,668	293,201
EOG Resources, Inc.	4,569	592,736
EQT Corp.	5,363	285,151
Expand Energy Corp.	2,047	186,666
Exxon Mobil Corp.	35,602	4,867,506
Kinder Morgan, Inc.	16,824	537,863
Marathon Petroleum Corp.	2,504	640,198
Occidental Petroleum Corp.	6,181	300,211
ONEOK, Inc.	5,408	470,172
Phillips 66	3,463	585,420
Targa Resources Corp.	1,845	494,718
Texas Pacific Land Corp.	498	217,945
Valero Energy Corp.	2,547	663,341
Williams Cos., Inc.	10,495	780,198
		$15,171,054
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	5,583	$522,904
Southwest Airlines Co.	4,223	217,147
United Airlines Holdings, Inc.(1)	2,780	378,052
		$1,118,103
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,125	$167,769
Kenvue, Inc.	16,465	314,646
		$482,415
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	17,501	$1,008,408
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	6,793	$ 8,147,728
Johnson & Johnson	20,648	5,243,973
Merck & Co., Inc.	21,185	2,722,272
Pfizer, Inc.	48,859	1,176,525
Viatris, Inc.	9,898	157,180
Zoetis, Inc.	3,628	260,708
		$ 18,716,794
Professional Services — 0.3%
Automatic Data Processing, Inc.	3,429	$767,925
Broadridge Financial Solutions, Inc.	1,004	137,498
Equifax, Inc.	1,035	164,275
Jacobs Solutions, Inc.	1,010	127,260
Leidos Holdings, Inc.	1,099	113,164
Paychex, Inc.	2,777	273,062
Verisk Analytics, Inc.	1,124	201,792
		$1,784,976
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,497	$336,321
CoStar Group, Inc.(1)	3,643	103,170
		$439,491
Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,217	$229,636
Camden Property Trust	889	101,782
Equity Residential	2,955	200,733
Essex Property Trust, Inc.	554	161,541
Invitation Homes, Inc.	4,847	146,428
Mid-America Apartment Communities, Inc.	998	138,662
UDR, Inc.	2,585	103,193
		$1,081,975
Retail REITs — 0.3%
Federal Realty Investment Trust	675	$83,322
Kimco Realty Corp.	5,795	146,903
Realty Income Corp.	7,998	495,556
Regency Centers Corp.	1,476	117,696
Simon Property Group, Inc.	2,795	625,102
		$1,468,579
Semiconductors & Semiconductor Equipment — 18.4%
Advanced Micro Devices, Inc.(1)	14,004	$8,135,064
Analog Devices, Inc.	4,199	1,667,717
Applied Materials, Inc.	6,807	4,921,461
Broadcom, Inc.	40,667	15,361,959
First Solar, Inc.(1)	923	217,791
Intel Corp.(1)	40,577	5,665,766
KLA Corp.	11,205	3,380,661
Lam Research Corp.	10,732	4,650,498

6
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc.	7,510	$ 2,237,154
Microchip Technology, Inc.	4,651	424,171
Micron Technology, Inc.	9,686	11,180,453
Monolithic Power Systems, Inc.	419	579,209
NVIDIA Corp.	208,033	41,625,323
NXP Semiconductors NV	2,163	607,868
ON Semiconductor Corp.(1)	3,386	320,112
Qnity Electronics, Inc.	1,800	293,958
QUALCOMM, Inc.	9,041	1,670,686
Skyworks Solutions, Inc.	1,293	87,665
Teradyne, Inc.	1,346	651,249
Texas Instruments, Inc.	7,799	2,324,648
		$106,003,413
Software — 7.2%
Adobe, Inc.(1)	3,467	$710,804
AppLovin Corp., Class A(1)	2,308	1,189,151
Autodesk, Inc.(1)	1,822	354,233
Cadence Design Systems, Inc.(1)	2,366	888,007
CrowdStrike Holdings, Inc., Class A(1)	2,183	1,665,935
Datadog, Inc., Class A(1)	2,821	734,476
Fair Isaac Corp.(1)	199	237,761
Fortinet, Inc.(1)	5,342	820,638
Gen Digital, Inc.	4,728	117,680
Intuit, Inc.	2,372	619,092
Microsoft Corp.	63,800	23,798,676
Oracle Corp.	14,572	2,135,527
Palantir Technologies, Inc., Class A(1)	19,694	2,297,699
Palo Alto Networks, Inc.(1)	6,966	2,375,545
PTC, Inc.(1)	1,023	116,223
Roper Technologies, Inc.	866	293,046
Salesforce, Inc.	7,017	1,099,283
ServiceNow, Inc.(1)	8,846	878,231
Synopsys, Inc.(1)	1,645	733,785
Trimble, Inc.(1)	2,000	102,360
Tyler Technologies, Inc.(1)	370	108,210
Workday, Inc., Class A(1)	1,747	213,868
		$41,490,230
Specialized REITs — 0.7%
American Tower Corp.	4,023	$658,042
Crown Castle, Inc.	3,743	283,457
Digital Realty Trust, Inc.	2,833	508,750
Equinix, Inc.	845	880,820
Extra Space Storage, Inc.	1,824	265,027
Iron Mountain, Inc.	2,543	321,206
Public Storage	1,358	432,265
SBA Communications Corp.	916	161,637
VICI Properties, Inc.	9,388	249,252
Security	Shares	Value
Specialized REITs (continued)
Weyerhaeuser Co.	6,192	$ 148,237
		$ 3,908,693
Specialty Retail — 1.4%
AutoZone, Inc.(1)	141	$ 450,628
Best Buy Co., Inc.	1,675	127,099
Carvana Co.(1)	6,077	399,988
Home Depot, Inc.	8,555	3,017,177
Lowe's Cos., Inc.	4,821	1,062,982
O'Reilly Automotive, Inc.(1)	7,108	654,576
Ross Stores, Inc.	2,780	591,723
TJX Cos., Inc.	9,485	1,436,978
Tractor Supply Co.	4,541	143,541
Ulta Beauty, Inc.(1)	382	172,274
Williams-Sonoma, Inc.	1,026	239,161
		$8,296,127
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	126,170	$36,508,551
Dell Technologies, Inc., Class C	2,481	1,070,452
Hewlett Packard Enterprise Co.	11,419	515,111
HP, Inc.	7,889	173,085
NetApp, Inc.	1,702	263,401
Sandisk Corp.(1)	1,272	2,892,185
Seagate Technology Holdings PLC	1,923	1,855,695
Super Micro Computer, Inc.(1)	4,824	141,488
Western Digital Corp.	2,956	1,888,056
		$45,308,024
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	1,218	$120,935
lululemon Athletica, Inc.(1)	898	102,534
NIKE, Inc., Class B	10,239	420,311
Ralph Lauren Corp.	333	133,670
Tapestry, Inc.	1,740	254,701
		$1,032,151
Tobacco — 0.6%
Altria Group, Inc.	14,323	$1,030,540
Philip Morris International, Inc.	13,378	2,420,214
		$3,450,754
Trading Companies & Distributors — 0.3%
Fastenal Co.	9,867	$473,912
United Rentals, Inc.	537	608,362
W.W. Grainger, Inc.	376	511,510
		$1,593,784

7
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities — 0.0%†
American Water Works Co., Inc.	1,678	$ 220,791
		$ 220,791
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	3,992	$ 669,578
		$ 669,578
Total Common Stocks (identified cost $109,008,863)		$553,690,853

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
State Street SPDR S&P 500 ETF Trust	10,000	$ 7,467,700
Total Exchange-Traded Funds (identified cost $7,542,500)		$ 7,467,700

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(4)(5)	544	$ 555
Hologic, Inc. CVR, Exp. 9/25/27(1)(4)(5)	2,027	20
Total Rights (identified cost $575)		$ 575

Short-Term Investments — 2.6%
Affiliated Fund — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(6)	12,544,415	$ 12,544,415
Total Affiliated Fund (identified cost $12,544,415)		$ 12,544,415
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(7)	229,686	$ 229,686
Total Securities Lending Collateral (identified cost $229,686)		$ 229,686

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/23/26(8)	$2,000	$ 1,995,620
Total U.S. Treasury Obligations (identified cost $1,995,682)		$ 1,995,620
Total Short-Term Investments (identified cost $14,769,783)		$ 14,769,721
Total Investments — 100.1% (identified cost $131,321,721)		$575,928,849

Other Assets, Less Liabilities — (0.1)%	$ (357,709)
Net Assets — 100.0%	$575,571,140

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 9).
(3)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $341,434.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Restricted security. Total market value of restricted securities amounts to $575, which represents less than 0.05% of the net assets of the Fund as of June 30, 2026.
(6)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2026.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

8
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	40	Long	9/18/26	$15,096,500	$109,300
					$109,300
Restricted Securities
Description	Acquisition Dates	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$555
Hologic, Inc. CVR, Exp. 9/25/27	4/8/26	20
		$575
9
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $118,590,041) - including $341,434 of securities on loan	$561,235,085
Investments in securities of affiliated issuers, at value (identified cost $12,731,680)	14,693,764
Receivable for variation margin on open futures contracts	95,980
Cash	3
Receivable for capital shares sold	7,754
Dividends receivable	269,638
Dividends receivable - affiliated	37,965
Securities lending income receivable	182
Receivable from affiliates	77,342
Directors' deferred compensation plan	84,619
Total assets	$576,502,332
Liabilities
Payable for capital shares redeemed	$323,019
Deposits for securities loaned	229,686
Payable to affiliates:
Investment advisory fee	83,385
Administrative fee	56,605
Sub-transfer agency fee	292
Directors' deferred compensation plan	84,619
Payable for transfer agency fees and expenses	54,296
Accrued expenses	99,290
Total liabilities	$931,192
Net Assets	$575,571,140
Sources of Net Assets
Paid-in capital	$66,987,136
Distributable earnings	508,584,004
Net Assets	$575,571,140

Net Assets	$575,571,140
Shares Outstanding	2,445,789
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$235.33
10
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $672)	$3,236,630
Dividend income - affiliated issuers	135,115
Interest income	37,703
Securities lending income, net	1,196
Total investment income	$3,410,644
Expenses
Investment advisory fee	$492,926
Administrative fee	328,617
Directors' fees and expenses	15,303
Custodian fees	9,086
Transfer agency fees and expenses	190,952
Accounting fees	66,909
Professional fees	32,108
Reports to shareholders	12,114
Miscellaneous	36,954
Total expenses	$1,184,969
Waiver and/or reimbursement of expenses by affiliates	$(422,841)
Net expenses	$762,128
Net investment income	$2,648,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$22,012,680
Investment securities - affiliated issuers	98,530
Futures contracts	(10,647)
Net realized gain	$22,100,563
Change in unrealized appreciation (depreciation):
Investment securities	$28,325,635
Investment securities - affiliated issuers	243,437
Futures contracts	125,318
Net change in unrealized appreciation (depreciation)	$28,694,390
Net realized and unrealized gain	$50,794,953
Net increase in net assets from operations	$53,443,469
11
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,648,516	$5,445,705
Net realized gain	22,100,563	35,544,966
Net change in unrealized appreciation (depreciation)	28,694,390	43,696,298
Net increase in net assets from operations	$53,443,469	$84,686,969
Distributions to shareholders	$ —	$(53,842,638)
Net decrease in net assets from capital share transactions	$(24,380,228)	$(1,281,802)
Net increase in net assets	$29,063,241	$29,562,529
Net Assets
At beginning of period	$546,507,899	$516,945,370
At end of period	$575,571,140	$546,507,899
12
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Financial Highlights

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$213.87	$201.72	$172.99	$146.75	$200.13	$165.98
Income (Loss) From Operations
Net investment income(1)	$1.06	$2.19	$2.27	$2.28	$2.28	$2.08
Net realized and unrealized gain (loss)	20.40	32.76	40.10	34.75	(40.18)	43.96
Total income (loss) from operations	$21.46	$34.95	$42.37	$37.03	$(37.90)	$46.04
Less Distributions
From net investment income	$ —	$(2.43)	$(2.48)	$(2.30)	$(2.16)	$(2.56)
From net realized gain	—	(20.37)	(11.16)	(8.49)	(13.32)	(9.33)
Total distributions	$ —	$(22.80)	$(13.64)	$(10.79)	$(15.48)	$(11.89)
Net asset value — End of period	$235.33	$213.87	$201.72	$172.99	$146.75	$200.13
Total Return(2)	10.03%(3)	17.50%	24.63%	25.92%	(18.34)%	28.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$575,571	$546,508	$516,945	$465,140	$413,450	$548,731
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.43%(5)	0.45%	0.43%	0.44%	0.43%	0.43%
Net expenses	0.28%(5)(6)	0.28%(6)	0.28%(6)	0.28%(6)	0.28%(6)	0.28%
Net investment income	0.97%(5)	1.05%	1.17%	1.41%	1.35%	1.11%
Portfolio Turnover	3%(3)	2%	5%	6%	6%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT S&P 500® Index Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
14

CVT
S&P 500® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$553,690,853(2)	$ —	$ —	$553,690,853
Exchange-Traded Funds	7,467,700	—	—	7,467,700
Rights	—	—	575	575
Short-Term Investments:
Affiliated Fund	12,544,415	—	—	12,544,415
Securities Lending Collateral	229,686	—	—	229,686
U.S. Treasury Obligations	—	1,995,620	—	1,995,620
Total Investments	$573,932,654	$1,995,620	$575	$575,928,849
Futures Contracts	$109,300	$ —	$ —	$109,300
Total	$574,041,954	$1,995,620	$575	$576,038,149

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund
15

CVT
S&P 500® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.18% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, the investment advisory fee amounted to $492,926.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $4,657 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.28% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2027. For the six months ended June 30, 2026, CRM waived and/or reimbursed expenses of $418,184.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $328,617.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $261 and are included in transfer agency fees and expenses on the Statement of Operations.
During the six months ended June 30, 2026, CRM reimbursed the Fund $1,509 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share and had no significant impact on total return.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
16

CVT
S&P 500® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2026, expenses incurred under the Servicing Plan amounted to $190,519, of which $173,311 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2026 are amounts payable to an affiliate of AIP under the Servicing Plan of $29,730.
4  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $15,334,524 and $37,533,831, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$133,320,465
Gross unrealized appreciation	$448,281,943
Gross unrealized depreciation	(5,564,259)
Net unrealized appreciation	$442,717,684
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2026 is included in the Schedule of Investments. During the six months ended June 30, 2026, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$109,300(1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(10,647)	$125,318

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2026 was approximately $8,659,000.
17

CVT
S&P 500® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2026, the total value of securities on loan was $341,434 and the total value of collateral received was $347,461, comprised of cash of $229,686 and U.S. government and/or agencies securities of $117,775.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$229,686	$ —	$ —	$ —	$229,686
The carrying amount of the liability for deposits for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
18

CVT
S&P 500® Index Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in affiliated issuers and in funds that may be deemed to be affiliated was $14,693,764, which represents 2.6% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 1,919,277	$ —	$ (111,895)	$98,530	$243,437	$ 2,149,349	$ 21,622	10,282
Short-Term Investments
Liquidity Fund	12,149,624	27,911,548	(27,516,757)	—	—	12,544,415	113,493	12,544,415
Total				$98,530	$243,437	$14,693,764	$135,115
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 30,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares sold	40,080	$8,738,466	91,944	$19,116,355
Reinvestment of distributions	—	—	255,699	53,842,638
Shares redeemed	(149,667)	(33,118,694)	(354,982)	(74,240,795)
Net decrease	(109,587)	$(24,380,228)	(7,339)	$(1,281,802)
At June 30, 2026, separate accounts of an insurance company that is an affiliate of AIP owned 87.1% of the value of the outstanding shares of the Fund.
19

CVT
S&P 500® Index Portfolio
June 30, 2026
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
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CVT
S&P 500® Index Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT S&P 500 Index Portfolio (the “Fund”) with CRM, and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2025. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2025. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
21

CVT
S&P 500® Index Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

CVPSPF-NCSR 6.30.26

CVT
Volatility Managed Moderate Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
CVT
Volatility Managed Moderate Portfolio
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 96.5%

Security	Shares	Value
Equity Funds — 49.0%
iShares Core S&P Mid-Cap ETF	19,000	$ 1,465,090
iShares Russell 2000 ETF(1)	5,000	1,502,250
iShares S&P 500 Growth ETF	30,000	4,125,900
iShares S&P 500 Value ETF(1)	13,000	2,951,780
Vanguard FTSE Developed Markets ETF	68,000	4,845,000
Vanguard FTSE Emerging Markets ETF(1)	19,000	1,134,110
Vanguard Real Estate ETF	13,000	1,253,590
Vanguard S&P 500 ETF	16,000	10,988,960
		$28,266,680
Fixed-Income Funds — 47.5%
iShares Core U.S. Aggregate Bond ETF	139,000	$13,758,220
Vanguard Total Bond Market ETF	186,000	13,654,260
		$27,412,480
Total Exchange-Traded Funds (identified cost $39,897,059)		$55,679,160

Short-Term Investments — 5.4%
Affiliated Fund — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	1,968,317	$ 1,968,317
Total Affiliated Fund (identified cost $1,968,317)		$ 1,968,317
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(3)	1,159,355	$ 1,159,355
Total Securities Lending Collateral (identified cost $1,159,355)		$ 1,159,355
Total Short-Term Investments (identified cost $3,127,672)		$ 3,127,672
Total Investments — 101.9% (identified cost $43,024,731)		$58,806,832
Other Assets, Less Liabilities — (1.9)%		$(1,074,314)
Net Assets — 100.0%		$57,732,518

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $1,211,918.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2026.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(5)	Short	9/18/26	$(1,887,063)	$(22,392)
E-mini S&P MidCap 400 Index	(1)	Short	9/18/26	(388,500)	(5,648)
MSCI EAFE Index	(11)	Short	9/18/26	(1,729,915)	11,166
					$(16,874)
2
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $41,056,414) - including $1,211,918 of securities on loan	$56,838,515
Investments in securities of affiliated issuers, at value (identified cost $1,968,317)	1,968,317
Cash	114
Deposits at broker for futures contracts	203,000
Receivable for capital shares sold	6,687
Dividends receivable - affiliated	5,138
Securities lending income receivable	649
Receivable from affiliates	10,291
Directors' deferred compensation plan	20,324
Total assets	$59,053,035
Liabilities
Payable for variation margin on open futures contracts	$21,027
Payable for capital shares redeemed	42,431
Deposits for securities loaned	1,159,355
Payable to affiliates:
Investment advisory fee	18,879
Administrative fee	5,728
Distribution fees	11,934
Sub-transfer agency fee	10
Directors' deferred compensation plan	20,324
Accrued expenses	40,829
Total liabilities	$1,320,517
Net Assets	$57,732,518
Sources of Net Assets
Paid-in capital	$41,030,190
Distributable earnings	16,702,328
Net Assets	$57,732,518
Class F Shares
Net Assets	$57,732,518
Shares Outstanding	3,200,395
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.04
3
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income	$618,721
Dividend income - affiliated issuers	43,340
Securities lending income, net	5,729
Total investment income	$667,790
Expenses
Investment advisory fee	$115,556
Administrative fee	34,667
Distribution fees	72,223
Directors' fees and expenses	1,594
Custodian fees	2,802
Transfer agency fees and expenses	20,749
Accounting fees	8,247
Professional fees	17,441
Reports to shareholders	7,501
Miscellaneous	4,828
Total expenses	$285,608
Waiver and/or reimbursement of expenses by affiliates	$(53,282)
Net expenses	$232,326
Net investment income	$435,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$1,714,376
Futures contracts	(647,186)
Net realized gain	$1,067,190
Change in unrealized appreciation (depreciation):
Investment securities	$1,174,300
Futures contracts	25,027
Net change in unrealized appreciation (depreciation)	$1,199,327
Net realized and unrealized gain	$2,266,517
Net increase in net assets from operations	$2,701,981
4
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$435,464	$1,262,184
Net realized gain	1,067,190	1,034,593
Net change in unrealized appreciation (depreciation)	1,199,327	1,789,025
Net increase in net assets from operations	$2,701,981	$4,085,802
Distributions to shareholders	$ —	$(5,244,224)
Net decrease in net assets from capital share transactions	$(3,359,826)	$(6,540,407)
Net decrease in net assets	$(657,845)	$(7,698,829)
Net Assets
At beginning of period	$58,390,363	$66,089,192
At end of period	$57,732,518	$58,390,363
5
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Financial Highlights

	Class F
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$17.22	$17.60	$17.73	$17.03	$20.80	$19.10
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.36	$0.37	$0.34	$0.23	$0.17
Net realized and unrealized gain (loss)	0.69	0.85	1.01	1.60	(3.20)	1.74
Total income (loss) from operations	$0.82	$1.21	$1.38	$1.94	$(2.97)	$1.91
Less Distributions
From net investment income	$ —	$(0.44)	$(0.42)	$(0.26)	$(0.21)	$(0.21)
From net realized gain	—	(1.15)	(1.09)	(0.98)	(0.59)	—
Total distributions	$ —	$(1.59)	$(1.51)	$(1.24)	$(0.80)	$(0.21)
Net asset value — End of period	$18.04	$17.22	$17.60	$17.73	$17.03	$20.80
Total Return(2)	4.76%(3)	6.98%	7.70%	11.92%	(14.17)%	10.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,733	$58,390	$66,089	$78,999	$81,312	$110,534
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.99%(6)	1.01%	0.94%	0.94%	0.94%	0.91%
Net expenses	0.80%(6)(7)	0.81%(7)	0.80%(7)	0.80%(7)	0.81%(7)	0.81%
Net investment income	1.51%(6)	2.06%	2.03%	1.93%	1.26%	0.86%
Portfolio Turnover	5%(3)	10%	6%	9%	17%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Volatility Managed Moderate Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$55,679,160	$ —	$ —	$55,679,160
Short-Term Investments:
Affiliated Fund	1,968,317	—	—	1,968,317
Securities Lending Collateral	1,159,355	—	—	1,159,355
Total Investments	$58,806,832	$ —	$ —	$58,806,832
7

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$11,166	$ —	$ —	$11,166
Total	$58,817,998	$ —	$ —	$58,817,998
Liability Description
Futures Contracts	$(28,040)	$ —	$ —	$(28,040)
Total	$(28,040)	$ —	$ —	$(28,040)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
8

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, the investment advisory fee amounted to $115,556.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $1,750 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2027. For the six months ended June 30, 2026, CRM waived and/or reimbursed expenses of $51,532.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $34,667.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2026 amounted to $72,223 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $13 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2026, expenses incurred under the Servicing Plan amounted to $20,723, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2026 are amounts payable to an affiliate of AIP under the Servicing Plan of $3,448.
4  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $3,008,155 and $6,143,551, respectively.
9

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$47,484,674
Gross unrealized appreciation	$13,968,629
Gross unrealized depreciation	(2,663,345)
Net unrealized appreciation	$11,305,284
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2026 is included in the Schedule of Investments. During the six months ended June 30, 2026, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$11,166(1)	$(28,040)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(647,186)	$25,027

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2026 was approximately $2,583,000 and $1,512,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
10

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2026, the total value of securities on loan was $1,211,918 and the total value of collateral received was $1,228,990, comprised of cash of $1,159,355 and U.S. government and/or agencies securities of $69,635.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$1,159,355	$ —	$ —	$ —	$1,159,355
The carrying amount of the liability for deposits for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2026.
9  Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,968,317, which represents 3.4% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,244,106	$8,960,371	$(9,236,160)	$ —	$ —	$1,968,317	$43,340	1,968,317
11

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class F
Shares sold	156,901	$2,799,425	79,418	$1,391,667
Reinvestment of distributions	—	—	307,579	5,244,224
Shares redeemed	(347,260)	(6,159,251)	(750,851)	(13,176,298)
Net decrease	(190,359)	$(3,359,826)	(363,854)	$(6,540,407)
At June 30, 2026, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
12

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
13

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Volatility Managed Moderate Portfolio (the “Fund”) with CRM, and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser's operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Advisers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had underperformed the median of its peer universe, its benchmark index and its blended benchmark for the one-, three- and five-year periods ended December 31, 2025. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
14

CVT
Volatility Managed Moderate Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
15

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CVPVMM-NCSR 6.30.26

CVT
Volatility Managed Moderate Growth Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
CVT
Volatility Managed Moderate Growth Portfolio
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 96.4%

Security	Shares	Value
Equity Funds — 64.1%
iShares Core S&P Mid-Cap ETF	21,000	$ 1,619,310
iShares Russell 2000 ETF	6,000	1,802,700
iShares S&P 500 Growth ETF	42,000	5,776,260
iShares S&P 500 Value ETF	21,000	4,768,260
Vanguard FTSE Developed Markets ETF	86,000	6,127,500
Vanguard FTSE Emerging Markets ETF(1)	18,000	1,074,420
Vanguard Real Estate ETF	16,000	1,542,880
Vanguard S&P 500 ETF	16,000	10,988,960
		$33,700,290
Fixed-Income Funds — 32.3%
iShares Core U.S. Aggregate Bond ETF	85,000	$8,413,300
Vanguard Total Bond Market ETF	117,000	8,588,970
		$17,002,270
Total Exchange-Traded Funds (identified cost $30,366,227)		$50,702,560

Short-Term Investments — 5.6%
Affiliated Fund — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	1,861,353	$ 1,861,353
Total Affiliated Fund (identified cost $1,861,353)		$ 1,861,353
Securities Lending Collateral — 2.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(3)	1,077,626	$ 1,077,626
Total Securities Lending Collateral (identified cost $1,077,626)		$ 1,077,626
Total Short-Term Investments (identified cost $2,938,979)		$ 2,938,979
Total Investments — 102.0% (identified cost $33,305,206)		$53,641,539
Other Assets, Less Liabilities — (2.0)%		$(1,035,705)
Net Assets — 100.0%		$52,605,834

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $1,063,198.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2026.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(4)	Short	9/18/26	$(1,509,650)	$(17,913)
E-mini S&P MidCap 400 Index	(2)	Short	9/18/26	(777,000)	(11,296)
MSCI EAFE Index	(8)	Short	9/18/26	(1,258,120)	8,120
					$(21,089)
2
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $31,443,853) - including $1,063,198 of securities on loan	$51,780,186
Investments in securities of affiliated issuers, at value (identified cost $1,861,353)	1,861,353
Deposits at broker for futures contracts	187,000
Receivable for capital shares sold	27,129
Dividends receivable - affiliated	6,098
Securities lending income receivable	694
Receivable from affiliates	16,073
Directors' deferred compensation plan	16,509
Total assets	$53,895,042
Liabilities
Payable for variation margin on open futures contracts	$20,069
Payable for capital shares redeemed	94,637
Deposits for securities loaned	1,077,626
Payable to affiliates:
Investment advisory fee	17,161
Administrative fee	5,224
Distribution fees	10,883
Sub-transfer agency fee	53
Directors' deferred compensation plan	16,509
Accrued expenses	47,046
Total liabilities	$1,289,208
Net Assets	$52,605,834
Sources of Net Assets
Paid-in capital	$30,796,087
Distributable earnings	21,809,747
Net Assets	$52,605,834
Class F Shares
Net Assets	$52,605,834
Shares Outstanding	2,539,273
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.72
3
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income	$488,186
Dividend income - affiliated issuers	38,513
Securities lending income, net	5,886
Total investment income	$532,585
Expenses
Investment advisory fee	$106,985
Administrative fee	32,095
Distribution fees	66,865
Directors' fees and expenses	742
Custodian fees	2,665
Transfer agency fees and expenses	22,372
Accounting fees	8,259
Professional fees	19,402
Reports to shareholders	10,878
Miscellaneous	4,639
Total expenses	$274,902
Waiver and/or reimbursement of expenses by affiliates	$(59,683)
Net expenses	$215,219
Net investment income	$317,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$2,665,821
Futures contracts	(547,473)
Net realized gain	$2,118,348
Change in unrealized appreciation (depreciation):
Investment securities	$887,772
Futures contracts	19,392
Net change in unrealized appreciation (depreciation)	$907,164
Net realized and unrealized gain	$3,025,512
Net increase in net assets from operations	$3,342,878
4
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$317,366	$981,937
Net realized gain	2,118,348	808,724
Net change in unrealized appreciation (depreciation)	907,164	2,602,764
Net increase in net assets from operations	$3,342,878	$4,393,425
Distributions to shareholders	$ —	$(5,509,725)
Net decrease in net assets from capital share transactions	$(6,130,151)	$(2,565,167)
Net decrease in net assets	$(2,787,273)	$(3,681,467)
Net Assets
At beginning of period	$55,393,107	$59,074,574
At end of period	$52,605,834	$55,393,107
5
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Financial Highlights

	Class F
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$19.46	$19.88	$19.28	$18.33	$22.49	$19.99
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.35	$0.36	$0.34	$0.24	$0.18
Net realized and unrealized gain (loss)	1.14	1.32	1.62	2.08	(3.55)	2.54
Total income (loss) from operations	$1.26	$1.67	$1.98	$2.42	$(3.31)	$2.72
Less Distributions
From net investment income	$ —	$(0.43)	$(0.40)	$(0.27)	$(0.21)	$(0.22)
From net realized gain	—	(1.66)	(0.98)	(1.20)	(0.64)	—
Total distributions	$ —	$(2.09)	$(1.38)	$(1.47)	$(0.85)	$(0.22)
Net asset value — End of period	$20.72	$19.46	$19.88	$19.28	$18.33	$22.49
Total Return(2)	6.47%(3)	8.51%	10.17%	13.79%	(14.61)%	13.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,606	$55,393	$59,075	$68,710	$68,839	$90,358
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.03%(6)	1.03%	0.95%	0.95%	0.95%	0.92%
Net expenses	0.81%(6)(7)	0.80%(7)	0.80%(7)	0.80%(7)	0.81%(7)	0.81%
Net investment income	1.19%(6)	1.77%	1.77%	1.78%	1.20%	0.83%
Portfolio Turnover	3%(3)	10%	7%	10%	20%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Volatility Managed Moderate Growth Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$50,702,560	$ —	$ —	$50,702,560
Short-Term Investments:
Affiliated Fund	1,861,353	—	—	1,861,353
Securities Lending Collateral	1,077,626	—	—	1,077,626
Total Investments	$53,641,539	$ —	$ —	$53,641,539
7

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$8,120	$ —	$ —	$8,120
Total	$53,649,659	$ —	$ —	$53,649,659
Liability Description
Futures Contracts	$(29,209)	$ —	$ —	$(29,209)
Total	$(29,209)	$ —	$ —	$(29,209)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
8

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, the investment advisory fee amounted to $106,985.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $1,560 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2027. For the six months ended June 30, 2026, CRM waived and/or reimbursed expenses of $58,123.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $32,095.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2026 amounted to $66,865 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $55 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2026, expenses incurred under the Servicing Plan amounted to $22,257, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2026 are amounts payable to an affiliate of AIP under the Servicing Plan of $3,150.
4  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $1,369,856 and $6,961,693, respectively.
9

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$37,874,394
Gross unrealized appreciation	$17,273,626
Gross unrealized depreciation	(1,527,570)
Net unrealized appreciation	$15,746,056
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2026 is included in the Schedule of Investments. During the six months ended June 30, 2026, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$8,120(1)	$(29,209)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(547,473)	$19,392

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2026 was approximately $2,186,000 and $1,476,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
10

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2026, the total value of securities on loan was $1,063,198 and the total value of collateral received was $1,077,626, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$1,077,626	$ —	$ —	$ —	$1,077,626
The carrying amount of the liability for deposits for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2026.
9  Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,861,353, which represents 3.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,426,411	$6,590,271	$(7,155,329)	$ —	$ —	$1,861,353	$38,513	1,861,353
11

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class F
Shares sold	16,323	$332,910	116,988	$2,321,829
Reinvestment of distributions	—	—	286,517	5,509,725
Shares redeemed	(324,216)	(6,463,061)	(527,581)	(10,396,721)
Net decrease	(307,893)	$(6,130,151)	(124,076)	$(2,565,167)
At June 30, 2026, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
12

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
13

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Volatility Managed Moderate Growth Portfolio (the “Fund”) with CRM, and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Advisers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had underperformed the median of its peer universe, benchmark index and blended benchmark for the one-, three- and five-year periods ended December 31, 2025. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
14

CVT
Volatility Managed Moderate Growth Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
15

This Page Intentionally Left Blank

CVPVMP-NCSR 6.30.26

CVT
Volatility Managed Growth Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
CVT
Volatility Managed Growth Portfolio
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 96.6%

Security	Shares	Value
Equity Funds — 79.2%
iShares Core S&P Mid-Cap ETF	36,000	$ 2,775,960
iShares Russell 2000 ETF	12,000	3,605,400
iShares S&P 500 Growth ETF	87,000	11,965,110
iShares S&P 500 Value ETF(1)	43,000	9,763,580
Vanguard FTSE Developed Markets ETF	155,000	11,043,750
Vanguard FTSE Emerging Markets ETF(1)	26,000	1,551,940
Vanguard Real Estate ETF	31,056	2,994,730
Vanguard S&P 500 ETF	23,000	15,796,630
		$59,497,100
Fixed-Income Funds — 17.4%
iShares Core U.S. Aggregate Bond ETF	132,000	$13,065,360
		$13,065,360
Total Exchange-Traded Funds (identified cost $34,552,309)		$72,562,460

Short-Term Investments — 5.2%
Affiliated Fund — 3.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	2,396,440	$ 2,396,440
Total Affiliated Fund (identified cost $2,396,440)		$ 2,396,440
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(3)	1,557,502	$ 1,557,502
Total Securities Lending Collateral (identified cost $1,557,502)		$ 1,557,502
Total Short-Term Investments (identified cost $3,953,942)		$ 3,953,942
Total Investments — 101.8% (identified cost $38,506,251)		$76,516,402
Other Assets, Less Liabilities — (1.8)%		$(1,379,077)
Net Assets — 100.0%		$75,137,325

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $1,536,648.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2026.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(7)	Short	9/18/26	$(2,641,888)	$(31,348)
E-mini S&P MidCap 400 Index	(3)	Short	9/18/26	(1,165,500)	(16,945)
MSCI EAFE Index	(10)	Short	9/18/26	(1,572,650)	10,151
					$(38,142)
2
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $36,109,811) - including $1,536,648 of securities on loan	$74,119,962
Investments in securities of affiliated issuers, at value (identified cost $2,396,440)	2,396,440
Deposits at broker for futures contracts	292,000
Dividends receivable - affiliated	7,942
Securities lending income receivable	1,565
Receivable from affiliates	11,803
Directors' deferred compensation plan	28,757
Total assets	$76,858,469
Liabilities
Payable for variation margin on open futures contracts	$31,340
Payable for capital shares redeemed	12,840
Deposits for securities loaned	1,557,502
Payable to affiliates:
Investment advisory fee	24,515
Administrative fee	7,452
Distribution fees	15,525
Sub-transfer agency fee	39
Directors' deferred compensation plan	28,757
Accrued expenses	43,174
Total liabilities	$1,721,144
Net Assets	$75,137,325
Sources of Net Assets
Paid-in capital	$35,595,795
Distributable earnings	39,541,530
Net Assets	$75,137,325
Class F Shares
Net Assets	$75,137,325
Shares Outstanding	3,581,907
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.98
3
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income	$595,232
Dividend income - affiliated issuers	54,180
Securities lending income, net	10,043
Total investment income	$659,455
Expenses
Investment advisory fee	$157,291
Administrative fee	47,187
Distribution fees	98,307
Directors' fees and expenses	2,152
Custodian fees	3,700
Transfer agency fees and expenses	29,133
Accounting fees	11,261
Professional fees	17,556
Reports to shareholders	4,605
Miscellaneous	5,750
Total expenses	$376,942
Waiver and/or reimbursement of expenses by affiliates	$(60,626)
Net expenses	$316,316
Net investment income	$343,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$6,389,685
Futures contracts	(1,289,367)
Net realized gain	$5,100,318
Change in unrealized appreciation (depreciation):
Investment securities	$261,661
Futures contracts	41,980
Net change in unrealized appreciation (depreciation)	$303,641
Net realized and unrealized gain	$5,403,959
Net increase in net assets from operations	$5,747,098
4
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$343,139	$1,187,669
Net realized gain	5,100,318	1,720,683
Net change in unrealized appreciation (depreciation)	303,641	3,515,875
Net increase in net assets from operations	$5,747,098	$6,424,227
Distributions to shareholders	$ —	$(11,627,670)
Net increase (decrease) in net assets from capital share transactions	$(12,376,249)	$295,753
Net decrease in net assets	$(6,629,151)	$(4,907,690)
Net Assets
At beginning of period	$81,766,476	$86,674,166
At end of period	$75,137,325	$81,766,476
5
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Financial Highlights

	Class F
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$19.49	$20.91	$20.58	$19.67	$23.93	$20.86
Income (Loss) From Operations
Net investment income(1)	$0.09	$0.30	$0.32	$0.33	$0.23	$0.18
Net realized and unrealized gain (loss)	1.40	1.35	2.21	2.58	(3.83)	3.12
Total income (loss) from operations	$1.49	$1.65	$2.53	$2.91	$(3.60)	$3.30
Less Distributions
From net investment income	$ —	$(0.37)	$(0.42)	$(0.28)	$(0.21)	$(0.23)
From net realized gain	—	(2.70)	(1.78)	(1.72)	(0.45)	—
Total distributions	$ —	$(3.07)	$(2.20)	$(2.00)	$(0.66)	$(0.23)
Net asset value — End of period	$20.98	$19.49	$20.91	$20.58	$19.67	$23.93
Total Return(2)	7.64%(3)	8.06%	12.16%	15.65%	(14.94)%	15.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,137	$81,766	$86,674	$104,872	$109,769	$141,933
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.96%(6)	0.97%	0.93%	0.93%	0.92%	0.90%
Net expenses	0.81%(6)(7)	0.81%(7)	0.80%(7)	0.80%(7)	0.81%(7)	0.81%
Net investment income	0.87%(6)	1.46%	1.50%	1.59%	1.11%	0.79%
Portfolio Turnover	3%(3)	14%	6%	10%	16%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
CVT Volatility Managed Growth Portfolio (the Fund) is a diversified series of Calvert Variable Trust, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$72,562,460	$ —	$ —	$72,562,460
Short-Term Investments:
Affiliated Fund	2,396,440	—	—	2,396,440
Securities Lending Collateral	1,557,502	—	—	1,557,502
Total Investments	$76,516,402	$ —	$ —	$76,516,402
7

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$10,151	$ —	$ —	$10,151
Total	$76,526,553	$ —	$ —	$76,526,553
Liability Description
Futures Contracts	$(48,293)	$ —	$ —	$(48,293)
Total	$(48,293)	$ —	$ —	$(48,293)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
8

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, the investment advisory fee amounted to $157,291.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $2,197 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2027. For the six months ended June 30, 2026, CRM waived and/or reimbursed expenses of $58,429.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $47,187.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2026 amounted to $98,307 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $24 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2026, expenses incurred under the Servicing Plan amounted to $29,093, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2026 are amounts payable to an affiliate of AIP under the Servicing Plan of $4,492.
4  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,251,772 and $14,181,563, respectively.
9

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$48,233,021
Gross unrealized appreciation	$29,149,686
Gross unrealized depreciation	(904,447)
Net unrealized appreciation	$28,245,239
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2026 is included in the Schedule of Investments. During the six months ended June 30, 2026, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$10,151(1)	$(48,293)(1)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(1,289,367)	$41,980

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2026 was approximately $4,654,000 and $2,659,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
10

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2026, the total value of securities on loan was $1,536,648 and the total value of collateral received was $1,557,502, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$1,557,502	$ —	$ —	$ —	$1,557,502
The carrying amount of the liability for deposits for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2026.
9  Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,396,440, which represents 3.2% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,665,423	$13,210,971	$(14,479,954)	$ —	$ —	$2,396,440	$54,180	2,396,440
11

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class F
Shares sold	18,389	$370,538	400,325	$8,273,608
Reinvestment of distributions	—	—	603,408	11,627,670
Shares redeemed	(632,078)	(12,746,787)	(953,313)	(19,605,525)
Net increase (decrease)	(613,689)	$(12,376,249)	50,420	$295,753
At June 30, 2026, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
12

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
13

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of CVT Volatility Managed Growth Portfolio (the “Fund”) with CRM, and the investment sub-advisory agreements with each of Ameritas Investment Partners, Inc. (“Ameritas”) and Parametric Portfolio Associates LLC (“Parametric,” together with Ameritas, the “Sub-Advisers” and each, a “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Advisers as well as the Board’s familiarity with the Adviser and Sub-Advisers through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had underperformed the median of its peer universe, its benchmark index and blended benchmark for the one-, three- and five-year periods ended December 31, 2025. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
14

CVT
Volatility Managed Growth Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates (including Parametric) without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays each Sub-Adviser’s sub-advisory fee out of its advisory fee and in the case of Ameritas the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from each Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
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CVPVMG-NCSR 6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Trust, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: August 24, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: August 24, 2026